As filed with the Securities and Exchange	Registration No. 333-100209
Commission on April 26, 2022	Registration No. 811-09002

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 38	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Separate Account N
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli
Assistant Vice President and Senior Counsel
Voya Financial, Inc.
One Orange Way, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2022 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

VOYA ADVANTAGESM

Supplement Dated May 1, 2022 to the Contract Prospectus and
Updating Summary Prospectus

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Updating Summary Prospectus. Please read it carefully and keep it with your Contract Prospectus and Updating Summary Prospectus for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® FMR® T. Rowe Price International Stock Portfolio.

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

On January 27, 2022, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the “Disappearing Portfolio” with and into the following “Surviving Portfolio” (the “Reorganization”):

Disappearing Portfolio	Surviving Portfolio
VY® T. Rowe Price International Stock Portfolio (Class S)	Voya International Index Portfolio (Class I)

The Reorganization is subject to approval by the shareholders of the Disappearing Portfolio.  If shareholder approval of the Reorganization is obtained, it is expected that the Reorganization will become effective on or about the close of business on July 8, 2022.

If shareholders of the Disappearing Portfolio approve the Reorganization, from the close of business on July 1, 2022 through the close of business on July 8, 2022, the Disappearing Portfolio will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Disappearing Portfolio’s assets in temporary investments. During this time, the Disappearing Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Disappearing Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Disappearing Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Surviving Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Page 1 of 2	May 2022

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Disappearing Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Disappearing Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.

Information about the Surviving Portfolio. Summary information about the Voya International Index Portfolio (Class I) can be found in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT in the Contract Prospectus or APPENDIX:  FUNDS AVAILABLE UNDER THE CONTRACT in the Updating Summary Prospectus. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:
Customer Service
P.O. Box 990063
Hartford, CT 06199-0063
1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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PART A
INFORMATION REQUIRED IN A PROSPECTUS

VOYA ADVANTAGESM
A FLEXIBLE PREMIUM INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company
and its
Separate Account N

This prospectus describes flexible premium individual fixed and variable annuity contract (the “Contract”) issued by ReliaStar Life Insurance Company (“ReliaStar Life,” the “Company,” “we,” “us” and “our”) through its Separate Account N (the “Separate Account”). The Contract was issued to you, the Contract Holder, on a nonqualified basis or in connection with retirement plans qualifying for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as emended (the “Tax Code”). Two classes of the Contract are described in this prospectus The Transfer Series class of Contract (“Transfer Series Contract”) includes individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities. The Flex Series class of Contract (“Flex Series Contract”) includes flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Internal Revenue Code of 1986, as amended (“Tax Code”). The Contract is no longer available for new sales. The existing Contract will continue to accept additional Purchase Payments subject to the terms of each Contract.

You should read this prospectus. It provides facts about the Contract and their investment options, and should be kept for future reference.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s contract and also may be subject to federal and state income taxes and a 10% federal penalty tax .

Contract Prospectus Dated May 1, 2022

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GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Anniversary:  The anniversary of the date we established your account. If your account was established on February 29th, in non-leap years, the Account Anniversary shall be March 1st.

Account Value:  The value of:  (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; plus (3) the current dollar value of amounts allocated to the Subaccounts of Separate Account N, which includes investment performance and fees deducted from the Subaccounts.

Account Year:  A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

Accumulation Phase:  The period of time between the date the Contract became effective and the date you begin receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit:  A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value:  The value of an Accumulation Unit for a Subaccount of Separate Account N. Each Subaccount of Separate Account N has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant. The Annuitant is the person(s) on whose life expectancy(ies) the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person(s) or entity(ies) entitled to receive the death benefit proceeds under the Contract.

Claim Date: The date Customer Service receives proof of death and the Beneficiary’s right to receive the death benefit in Good Order.

Contract or Contracts:  The flexible premium individual fixed and variable annuity contract offered as a retirement savings vehicle.

Contingent Beneficiary:  The person(s) or entity(ies) designated to receive death benefit proceeds under the Contract if no Beneficiary is alive when the death benefit is due.

Contract Holder:  The person (or non-natural owner) to whom we issue the Contract. Generally, you. We may also refer to the Contract Holder as the Contract Owner.

Customer Service:  The location from which we service the Contracts. The mailing address and telephone number of Customer Service is P.O. Box 1559, Hartford, CT 06114-1559, 1-877-884-5050.

Fixed Account B Account Value:  An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase Income Phase payments, early withdrawal charges and applicable premium taxes) and deductions for the annual maintenance fee.

Fixed Interest Options:  The Fixed Account A, the Fixed Account B and the Fixed Account C are Fixed Interest Options available during the Accumulation Phase.

Flex Series Contracts:  A class of Contracts that include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Tax Code.

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Fund(s):  The underlying mutual Funds in which the Subaccounts invest.

General Account:  The account that contains all of our assets other than those held in Separate Account N or one of our other separate accounts.

Good Order:  Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Income Phase:  The period during which you receive payments from your Contract.

Investor (also “you” or “participant”):  The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread:  The difference between the rate charged and the rate credited on loans under your Contract.

Net Asset Value: A Fund’s current market value.

Nonqualified Contracts:  Contracts that do not qualify for special treatment under the Tax Code.

Plan Sponsor:  The sponsor of your retirement plan. Generally, your employer.

Purchase Payment:  Collectively, the initial Purchase Payment and any additional Purchase Payment.

Qualified Contracts:  Contracts qualifying for special treatment under Tax Code Sections 401(a), 403(b), 408, 408A or 457 of the Tax Code.

Separate Account N, the Separate Account: Separate Account N, a segregated asset account established by us to fund the variable benefits provided by the Contract. Separate Account N is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Specified Contract Anniversary:  Each sixth Account Anniversary.

Subaccount:  Division(s) of Separate Account N that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code:  The Internal Revenue Code of 1986, as amended.

Transfer Series Contracts:  A class of Contracts that include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities.

ReliaStar Life, the Company, we, us and our:  ReliaStar Life Insurance Company, a stock life insurance company incorporated under the insurance laws of the State of Minnesota that issues the Contract described in this prospectus.

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Separate Account N and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Variable Investment Options:  The Subaccounts of Separate Account N. Each one invests in a specific mutual Fund.

Withdrawal Value:  The Account Value less any outstanding loan balance and early withdrawal charge.

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KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals
If the Investor withdraws money from the Contract within 11 years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 8% of the amount withdrawn. The specified date referenced in the preceding sentence is the Account Year of withdrawal

For example, if you make an early withdrawal from a Flex Series Contract, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

See “FEE TABLE − Transaction Expenses” and “CHARGES AND FEES − Transaction Fees − Early Withdrawal Charge.”

Transaction Charges
In addition to the early withdrawal charge, the Investor may also be charged for other transactions:
•    For processing a partial withdrawal.
•    For transferring or reallocating Account Value among the investment options, including transfers made under the dollar cost averaging or automatic reallocation programs.
•     If you take a loan from your Account Value, you may be subject to the following charges:
>  A Loan Interest Rate Spread. This fee will end when the loan has been paid off; and
>  A loan processing fee.
•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate may be deducted from Contract value. The advisory fee is an independent advisory services agreement between the participant and an investment adviser; it is not considered a loan.

See “FEE TABLE − Transaction Expenses” and “CHARGES AND FEES − Transaction Fees” and “LOANS − Things to Consider Before Initiating a Loan.”

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.25%[1], 2	1.40% [1,2]
	Investment Options (Portfolio Company fees and expenses)	0.15%[3]	1.55%[3]

1   As a percentage of average Account Value.
2   The base contract expenses include (1) the mortality and expense risk charge of 1.25%, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments and the funding of the guaranteed death benefit; (2) an administrative expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.051%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. See “CHARGES AND FEES − Periodic Fees and Charges.”
3   These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2021, and will vary from year to year.

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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost Estimate: $1,400	Highest Annual Cost Estimate: $3,001
Assumes:
•  Investment of $100,000;
•  5% annual appreciation;
•  Least expensive combination of Contract classes and Fund fees and expenses;
•  No optional benefits;
•  No sales charges or advisory fees; and
•  No additional Purchase Payments, transfers or withdrawals.

Assumes:
•  Investment of $100,000;
•  5% annual appreciation;
•  Most expensive combination of Contract classes, optional benefits and Fund fees and expenses;
•  No sales charges or advisory fees; and
•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE − Periodic Fees and Expenses” and “CHARGES AND FEES − Periodic Fees and Charges.”
RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS − The Variable Investment Options” and APPENDIX A and APPENDIX B.

Insurance Company Risks
An investment in the Contract is subject to the risks related to ReliaStar Life, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financials strength and claims-paying ability of ReliaStar Life. More information about ReliaStar Life, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-877-884-5050.

See “THE CONTRACT − The General Account.”

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RESTRICTIONS
Investments
•    We reserve the right to limit the number of transfers between investment options, including transfers made under the dollar cost averaging and the automatic reallocation programs.
•    Generally, you may select no more than 18 investment options at any one time during the Accumulation Phase of your account. Each Subaccount and each Fixed Account selected counts towards this 18 investment option limit;
•    Some Subaccounts and Fixed Interest Options may not be available in all Contracts or in some states Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan. See your Contract or certificate for any state specific variations;
•   There are certain restrictions on transfers into and between the Fixed Interest Options;
•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and
•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS,” “THE CONTRACT”
 and “CONTRACT PURCHASE AND PARTICIPATION.”

Optional Benefits
•   We may discontinue or restrict the availability of an optional benefit;
•    Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and
•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT,” “SYSTEMATIC WITHDRAWAL OPTIONS” and “LOANS.”

TAXES
Tax Implications
•  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;
•  There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and
•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

CONFLICTS OF INTEREST
Investment Professional Compensation
Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional Purchase Payments paid. This compensation is not paid directly by Contract Holders or the Separate Account. This compensation could influence your investment professional to recommend keeping the Contract.

See “OTHER TOPICS − Contract Distribution.”

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

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OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The Contract described in this prospectus is a flexible premium individual fixed and variable annuity contract. It is intended to be used as a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The Contract was issued on a nonqualified basis or in connection with retirement plans qualifying for special treatment under Tax Code Sections 403(b), 408, 408A or 457 of the Tax Code. We also issued the Nonqualified Contract for use with retirement arrangements under Tax Code Section 401. The Contracts are no longer available for new sales. Existing Contracts will continue to accept additional Purchase Payments subject to the terms of each Contract.

The Contract was designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment.

Phases of Contract

The Contract has two phases:  An Accumulation Phase and an Income Phase.

Accumulation Phase:  During the Accumulation Phase, you direct us to invest your Purchase Payments or Account Value or among the following investment options:
•	Variable Investment Options; and/or
•	Fixed Interest Options.

Income Phase:   During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits and living benefits will terminate. In general, you may:
•	Receive monthly Income Phase payments for your life (assuming you are the Annuitant);
•
Receive monthly Income Phase payments for your life with a ten-year fixed period certain, where payments continue to your Beneficiary for the remainder of the period if you die before the end of the period;

•	Receive monthly Income Phase payments for your life and for the life of another person; or
•	Select other Income Phase payments the Company may offer that are fixed or vary depending upon the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “INCOME PHASE” section of this prospectus.

The Variable Investment Options

The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A:  FUNDS AVAILABLE UNDER THE CONTRACT.”

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There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:
•	Fixed Account A;
•	Fixed Account B; and
•	Fixed Account C

For descriptions of the Fixed Interest Options that may be available through the Contract, see APPENDIX B.

Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation Phase (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. See “DEATH BENEFIT” and “THE INCOME PHASE − Death Benefit During the Income Phase.”

Automatic Reallocation Program (“Asset Rebalancing”). Asset rebalancing allows you to reallocate your Account Value to match your current investment allocations by reallocating Account Values from the Subaccounts that have increased in value to those Subaccounts that have declined in value or increased in value at a slower rate or to Fixed Account A. Asset rebalancing also allows you to reallocate account values invested in Fixed Account A.. See ‘THE CONTRACT − Contract Provisions and Limitations − The Automatic reallocation Program.”

Dollar Cost Averaging. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. See ‘THE CONTRACT − Contract Provisions and Limitations − The Dollar Cost Averaging Program.”

Loans. If allowed by the Contract and the qualified plan for which the Contract is issued and subject to the approval by the Plan Sponsor or its delegate, you may initiate a loan during the Accumulation Phase or prior to the Annuitant’s atained age 70½. The amount available for a loan is limited to your Account Value allocated to the Subaccounts and certain Fixed Interest Options. There are charges associated with loans. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your Plan Sponsor. See “LOANS.”

Systematic Withdrawals. These allow you to receive regular payments from your Contract, while retaining the Contract in the Accumulation Phase. See “SYSTEMATIC WITHDRAWALS.”

Withdrawals. During the Accumulation Phase, you may, subject to any applicable retirement plan or Tax Code restrictions, withdraw all or part of your Withdrawal Value. No withdrawals are permitted from Fixed Account C. Contracts issued in connection with qualified retirement plans (other than IRAs and Roth IRAs) generally require that the Plan Sponsor, or its delegate, certify that you are eligible for the distribution. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS.”

Charges for Advisory Services. A participant may enter into an agreement with an independent investment adviser that will provide agreed-upon advisory services and may arrange to have the advisory fees deducted from the Variable Investment Options, in which case such deductions will reduce the death benefit payable under the participant’s Contract, they may be treated as withdrawals, and they may be subject to federal and state income taxes and a 10% penalty tax.  See “CHARGES AND FEES – Charges for Advisory Services.”

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Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

FEE TABLE

The following tables describe the fees and expenses that you will pay during the Accumulation Phase when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. See “THE INCOME PHASE” for fees that may apply after you begin receiving payments under the Contract.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4]
(as a percentage of amount withdrawn, if applicable)
Applicable to Transfer Series Contracts	6.00%
Applicable to Flex Series Contracts	8.00%

Partial Withdrawal Processing Fee[5]	$25.00

Transfer Charge[6]	$25.00

Premium Tax[7]	0.00% to 4.00%

[4]
This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND FEES” section. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. See “CHARGES AND FEES.”

[5]
We do not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made under the systematic withdrawal program. See “FEES – Early Withdrawal Charge.” See also “SYSTEMATIC WITHDRAWALS.”

[6]
We do not currently impose a charge for transfers between the Subaccounts or to or from the Fixed Interest Options. However, we reserve the right, to the extent permitted by state law, to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging or automatic reallocation programs.

[7]
We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. See “CHARGES AND FEES ‒ Premium and Other Taxes.”

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The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Maximum Annual Maintenance Fee[10]	$30.00

Base Contract Expenses[11]
(as a percentage of average Account Value)	1.40%

Loan Processing Fee [12]	$25.00
Loan Interest Rate Spread (per annum) [13]	3.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2021).	0.15%	1.55%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses (assuming no loans), annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

[10]
We currently deduct an annual maintenance fee of $30 from the Account Value, but reserve the right to waive the charge when the Account Value exceeds $25,000 and for Contracts issued as funding vehicles for Tax Code Section 403(b) plans, early withdrawal charges may be waived under certain circumstances.

[11]
The mortality and expense risk charge included in the base contract expenses compensates us for the mortality and expense risks we assume under the Contract. The base contract expenses also include an administration expense charge equal to 0.15% annually of your Account Value invested in the Subaccounts. See “CHARGES AND FEES − Periodic Fees and Charges.”

[12]	This is the maximum fee we would charge. We are not currently charging this fee. See “LOANS.”
[13]
This is the difference between the rate charged and the rate credited on loans under your Contract. Currently the Loan Interest Rate Spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3% per annum. For example, if the current loan interest rate charged on a loan is 6.0%, the amount of interest applied to the Contract would be 3.5%; the 2.5% Loan Interest Rate Spread is retained by the Company. See “LOANS ‒ Things to Consider Before Initiating a Loan.”

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The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses and optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to Transfer Series Contracts:
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$8,419	$13,745	$17,552	$33,187
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$3,031	$9,276	$15,773	$33,187

Applicable to Flex Series Contracts:
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$10,375	$15,961	$20,741	$33,187
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$3,031	$9,276	$15,773	$33,187

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•
Investment Risk − You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds;

•
Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state laws, including 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees form the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like the Early Withdrawal Charge and given the tax consequences referred to above, you should not view the Contract as a short term savings vehicle.

•
Insurance Company Insolvency − It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;

•
Tax Consequences − Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.

•	Short-Term Investment − You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•
Cyber Security and Certain Business Continuity Risks − Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

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THE COMPANY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the Contract was issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the Contract.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York. Our principal executive offices are located at:

20 Washington Avenue, South
Minneapolis, MN 55401

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

SEPARATE ACCOUNT N

We established Separate Account N (the “Separate Account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the Separate Account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern and the Company, the Separate Account was transferred to the Company.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of ReliaStar Life’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of ReliaStar Life other than those arising from the Contracts. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of ReliaStar Life. ReliaStar Life is obligated to pay all amounts promised to Investors under the Contracts.

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Information regarding each underlying Fund, including:  (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-877-884-5050.

THE INVESTMENT OPTIONS

The Transfer Series and Flex Series Contracts each offer Variable Investment Options and Fixed Interest Options. When we established your account(s) (and your accounts may have been established at different times), you instructed us to allocate account dollars to any of the available investment options. Changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and we reserve the right to limit the number of transfers between investment transfers.

Some investment options may be unavailable through certain Contracts, or plans or in some states.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds.

Certain information about the Funds available through the Subaccounts of the Separate Account appears in APPENDIX A to this prospectus. Please also refer to the Fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge by contacting Customer Service at 1-877-884-5050. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com.

Selection of Underlying Funds

The underlying Funds available through the Contracts described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this prospectus.) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contracts. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

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We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Fund of Funds

Certain Funds may be structured as “Fund of Funds” or “master-feeder” Funds. These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds may be affiliated Funds, and the underlying Funds in which they invest may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Funds With Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as Subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:
•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

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Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the Contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated Fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2021, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	Fidelity® Variable Insurance Products Funds;
•	Wanger Advisors Trust Funds;
•	Franklin Templeton Variable Insurance Products Trust Funds;
•	PIMCO Variable Insurance Trust Funds;
•	Lord Abbett Series Funds;
•	Pioneer Variable Contracts Trust Funds;
•	Neuberger Berman Advisers Management Trust Funds; and
•	American Funds Insurance Series®.

If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount they paid to the Company or its affiliates in 2021, the affiliated Funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

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Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “CONTRACT DISTRIBUTION.”

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

If you are a Contract Holder under the Contract, you have a fully vested interest in the Contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the Subaccounts. Additionally:
•	During the Accumulation Phase, the number of votes is equal to the portion of your Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the Separate Account.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of Contracts:
•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•
Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service at 1-877-884-5050;

•
Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:

>	A Fund no longer suits the purposes of your Contract;
>	There is a change in laws or regulations;
>	There is a change in the Fund’s investment objectives or restrictions;
>	The Fund is no longer available for investment; or
>	Another reason we deem a substitution is appropriate.

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•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your Plan Sponsor.

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of Contracts to which the Contract belongs.

Fixed Interest Options

For a description of the Fixed Interest Options that are available through the Contract, see APPENDIX B.

Selecting Investment Options

When selecting investment options:
•
Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;

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•
Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and

•
Be informed. Read this prospectus, all of the information that is available to you regarding the Funds − including each Fund’s prospectus, SAI and annual and semi-annual reports, the Fixed Interest Option appendices and the Guaranteed Accumulation Account prospectus. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:
•
Limits on Availability of Options. We may add, withdraw or substitute Funds, subject to the conditions in your Contract and in compliance with regulatory requirements. See “INVESTMENT OPTIONS – Right to Change the Separate Account.” Some Subaccounts or Fixed Interest Options may not be available in all  Contracts or in some states. In the case of a substitution, the new Fund may have different fees and charges, investment objectives or policies than the Fund it replaced;

•
Limits on How Many Investment Options You May Select. Generally, you may select no more than 18 investment options at any one time during the Accumulation Phase of your account. Each Subaccount and each Fixed Account selected counts towards this 18 investment option limit; and

•
Reinvestment. The Funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the Contracts described in this prospectus.

CHARGES AND FEES

The charges we assess and the deductions we make under the Contract are in consideration for:  (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The charges and fees under the Contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and the “FEE TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your Account Value may be subject to a charge. The early withdrawal charge may also be referred to as a surrender charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the Contracts. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

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Amount: For Transfer Series Contracts, this charge is a percentage of the Purchase Payments withdrawn. For Flex Series Contracts, this charge is a percentage of the Account Value withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

TRANSFER SERIES CONTRACTS
Account Year of Withdrawal Minus Account Year of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	6% 6% 5% 5% 4% 2% 0%

FLEX SERIES CONTRACTS
Account Year of Withdrawals	Early Withdrawal Charge (as Percentage of Account Value)
1 2 3 4 5 6 7 8 9 10 11 or more	8% 8% 8% 7% 6% 5% 4% 3% 2% 1% 0%

First In, First Out. For Transfer Series Contracts, the early withdrawal charge is calculated separately for each Purchase Payment withdrawn. Solely for purposes of calculating your early withdrawal charge, withdrawals will be deemed to be taken first from amounts attributable to Purchase Payments on a first-in, first-out basis, and then from earnings.

For example, if your initial Purchase Payment was made three years ago, we will deduct an early withdrawal charge equal to 5% of the portion of that Purchase Payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first Purchase Payment that you did not withdraw and/or your subsequent Purchase Payments to your account in the order they were received.

There is no early withdrawal charge for withdrawal of earnings.

Flex Series Contracts. If a full or partial withdrawal is taken from a Flex Series Contract before the eleventh completed Account Year, an early withdrawal charge may apply. The early withdrawal charge may be determined by multiplying the Account Value subject to the charge by the applicable early withdrawal percentage noted above.

Free Withdrawals. During any 12-month period you may withdraw a portion of your Account Value without an early withdrawal charge. The 12-month period begins with your first withdrawal. For the first withdrawal, the amount available without an early withdrawal charge will be determined on the date of the requested withdrawal and will be the greater of:
•	10% of the Account Value less any outstanding loan balance; or
•
For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to an early withdrawal charge; and for Flex Series Contracts, the Account Value no longer subject to an early withdrawal charge.

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If the first withdrawal equals the free withdrawal amount, other withdrawals during the 12-month period will be subject to an early withdrawal charge. If the first withdrawal exceeds the free withdrawal amount, the excess, as well as any other withdrawals requested during the 12-month period, will be subject to an early withdrawal charge.

If the first withdrawal is less than the free withdrawal amount, the unused portion may be applied against three additional withdrawals requested during the 12-month period.

The unused portion of the free withdrawal amount is computed by us on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based on:

10% x [(Greater of A or B) - C] - D

Where:
A = Account value on the date of the first withdrawal in the 12-month period;
B = Account value on the date of the withdrawal request;
C = Outstanding loan balance on the date of the withdrawal request; and
D = Any prior withdrawals made during the same 12-month period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please read the following subsection regarding additional waivers available under certain Contracts.

This charge is waived for portions of a withdrawal that are:
•	Used to provide Income Phase payments to you;
•	Paid due to the Contract Owner’s or Annuitant’s death during the Accumulation Phase or, in the case of a Nonqualified Contract, the Annuitant’s death during the Accumulation Phase; or
•	Paid upon termination of your account by us. See “OTHER TOPICS – Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain Contracts. You should refer to your Contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) Contract that are:
•	Applied to a Contract offered by another approved provider under your plan;
•	Withdrawn due to separation from service from your employer; or
•	Withdrawn due to a hardship as defined by the Tax Code.

We currently provide a reduced early withdrawal charge for Investors of Contracts issued as tax deferred annuities for Tax Code Section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its Contracts. For such Investors, the early withdrawal charge on Flex Series Contracts is reduced to 5% in each of the first five Account Yyears. The early withdrawal charge on Transfer Series Contracts is reduced to 5% in each of the first two Account Years following receipt of a Purchase Payment.

Partial Withdrawal Processing Fee

Amount. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2% of the amount withdrawn or $25 including partial withdrawals under the systematic withdrawal program.

Purpose. This fee reimburses us for administrative expenses associated with processing partial withdrawals.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right, to the extent permitted by state laws and regulations, to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and the automatic reallocation program.

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Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Loan Processing Fee and Loan Interest Rate Spread

For a discussion of the charges that may be associated with loans, please see “LOANS − Things to Consider Before Initiating a Loan.”

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30

When/How. Each year during the Accumulation Phase, we deduct this fee from your Account Value. We deduct it on your Account Anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the Contracts, the Separate Account and the Subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if your Account Value exceeds $25,000 on the date this fee is to be deducted. However, we reserve the right to reinstate the fee on Contracts qualifying for any waiver.

Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the Subaccounts. We may charge a different fee for different Funds (but not beyond the maximum amount).

When/How. This charge is deducted daily from the Subaccounts corresponding to the Funds you select. We do not deduct this charge from the Fixed Interest Options.

Purpose. This charge compensates us for the mortality and expense risks we assume under the Contract. Namely:
•
Mortality risks are those risks associated with our promise to make lifetime Income Phase payments based on annuity rates specified in the Contract and the funding of the guaranteed death benefit and other payments we make to Contract Owners or Beneficiaries of the accounts; and

•	Expense risk is the risk that the actual expenses we incur under the Contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the Contract, we will bear the loss. We may use any excess to recover distribution costs relating to the Contract and as a source of profit. We expect to earn a profit from this charge.

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Administrative Expense Charge

Maximum Amount. 0.15% annually of the daily value of amounts invested in the Subaccounts.

When/How. We deduct this charge daily from the Subaccounts corresponding to the Funds you select. We do not deduct this charge from the Fixed Interest Options.

Purpose. This charge helps defray our cost of providing administrative services under the Contracts and in relation to the Separate Account and Subaccounts.

Reduction or Elimination of Certain Fees

When sales of the Contract were made to individuals or a group of individuals in a manner that resulted in savings of sales or administrative expenses, we may have reduced or eliminated the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
•	The size and type of group to whom the Contract was offered;
•	The type and frequency of administrative and sales services provided;
•	The use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees; or
•	Any other circumstances which reduce distribution or administrative expenses.

The exact amount of Contract charges applicable to a particular Contract will be stated in that Contract. The reduction or elimination of any of these fees will not unfairly discriminate against any person and will be done according to our rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

Fund Fees and Expenses

Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the Subaccounts that invest in the Funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the Subaccounts, in which the participant is invested. Under proportional deduction, the portion of the overall fee deducted from a given Subaccount equals the same percentage that the Subaccount value represents to the value of all the Subaccounts used in the calculation (e.g., for deduction of the advisory fee, all the Subaccounts used in the allocation model). If you have not authorized payment of advisory fees from the Variable Investment Options, you would instead pay such fees outside the Contract.

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Please note that we have no control over the advisory fee arrangement between you and your investment adviser – that arrangement is solely between you and your adviser. Consequently, if you want to terminate your advisory arrangement, you would need to contact your adviser

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from Purchase Payments as they are received, or from the Account Value immediately before you commence Income Phase payments, as permitted or required by applicable law. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL TAX CONSIDERATIONS.”

THE CONTRACT

When considering your investment in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

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Contract Ownership and Rights

Who Owns the Contract? The Contract Holder. Some Contracts may have been purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The term “you,” “Contract Holder” and “Contract Owner” apply to these employers, who have all rights under the Contracts.

Who Owns Money Accumulated Under the Contract? The Contract Holder.

Who Holds Rights Under the Contract? The Contract holder has all rights under the Contract. However, pursuant to Treasury Department regulations, the exercise of certain of these rights by participants in Tax Code Section 403(b) plans may require the consent and approval of your employer and/or Plan Sponsor or its delegate. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) Plans.”

What Happens if You Die? The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also the Contract Holder or the exchange of a Contract may result in certain tax consequences to the Contract Holder that are not discussed herein. A Contract Holder contemplating any such transfer, assignment or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

A transfer of ownership or assignment of a Contract, the designation of an Annuitant, payee or other Beneficiary will only be binding on us if it is made in writing and sent to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee we have on our records.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:
•	Account dollars directed to the Fixed Interest Options, including interest earnings to date; plus
•	The current dollar value of amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Separate Account N Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if an, and advisory fees, if any. The deduction of any advisory fees can result in cancellation of units. We discuss these deductions in more detail in “FEE TABLE” and “CHARGES AND FEES.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

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Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:
•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
•
A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES AND FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration

As a hypothetical illustration, assume that your initial Purchase Payment to a Qualified Contract was $5,000 and you directed us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we received the Purchase Payment the applicable AUVs after the next close of business of the NYSE were $10 for Subaccount A and $25 for Subaccount B. Your account was credited with 300 Accumulation Units of Subaccount A and 80 Accumulation Units of Subaccount B.

Step 1: You made an initial Purchase Payment of $5,000.

Step 2:
•	You directed us to invest $3,000 in Fund A. The Purchase Payment purchased 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV); and
•	You directed us to invest $2,000 in Fund B. The Purchase Payment purchased 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchased shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

Each Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account

If all or a portion of your initial Purchase Payment was directed to the Subaccounts, it purchased Subaccount Accumulation Units at the AUV next computed after our acceptance of your application, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed as of the close of the NYSE on the next business day.

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Contract Provisions and Limitations

Account Termination

Your Contract will terminate if:
•	The entire Account Value is withdrawn on or before Income Phase payments begin;
•	The entire Account Value is paid in a lump sum as a death benefit before Income Phase payments begin; or
•	Subject to state laws and regulations, the outstanding loan balance equals or exceeds the Account Value less any early withdrawal charges.

In addition, we reserve the right to terminate a Contract if you have not made any Purchase Payments for a period of two full years and the guaranteed monthly benefit under the life annuity with payments for ten or 20 years would be less than $20 per month when you reach age 71 or at the end of the eleventh Account Year, whichever is later.

Allocation of Purchase Payments

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. We will allocate your Purchase Payments among the investment options you select. Allocations must be in whole percentages, and there are limitations on the number of investment options you may select. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions or the Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

Transfers Among Investment Options

During the Accumulation Phase you may transfer amounts among the available Subaccounts and from the Subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more Subaccounts only and requires participation in the dollar cost averaging program. Transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed Account B or the Subaccounts to Fixed Account C are not allowed. See APPENDIX B.

We do not currently charge a transfer fee. However, we reserve the right, to the extent permitted by state laws and regulations, to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfers may be requested in writing, by telephone or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the Contract.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order or if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Dollar Cost Averaging Program

Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may, during the Accumulation Phase, elect one of the following transfer options:

Option One:
•
You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the Subaccounts or Fixed Account A to any of the other Subaccounts or to Fixed Account A or Fixed Account B, or from Fixed Account C to the Subaccounts. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Also, no transfers to Fixed Account C are allowed from any Subaccount or from any other fixed option.

•	Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:
•	You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the Subaccounts.
•
Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.

•
To elect transfers of this type, your Account Value must be at least $10,000 and the Fixed Account B Account Value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B Account Value becomes less than $5,000.

•	Transfers from Fixed Account B to the Subaccounts or to Fixed Account A are allowed, subject to certain conditions. See APPENDIX B.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each Account Year. To obtain an application form or for additional information about this program, contact your sales representative or contact Customer Service.

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

The Automatic Reallocation Program (“Asset Rebalancing”)

Asset rebalancing allows you to reallocate your Account Value to match your current investment allocations by reallocating Account Values form the Subaccounts that have increased in value to those Subaccounts that have declined in value or increased in value at a slower rate or to Fixed Account A. Asset rebalancing also allows you to reallocate Account Values invested in Fixed Account A. We automatically reallocate your Account Value on each quarterly anniversary of the date we established your account (or any other date as we allow). annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each Account Year. You are eligible to participate in this program if your Account Value is at least $10,000. To obtain an application form or for additional information about this program, contact Customer Service. You must choose the applicable Subaccounts and the percentage of Account Value to be maintained on a quarterly basis in each Subaccount. All values in a selected Subaccount will be available for rebalancing.

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Subaccount reallocations or changes outside of the automatic reallocation program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program.

You may instruct us at any time to terminate this program by contacting Customer Service. Any value in a Subaccount that has not been reallocated will remain in that Subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of Account Value.

We reserve the right to discontinue, modify or suspend the automatic reallocation program and, to the extent permitted by state laws and regulations, to charge a processing fee not to exceed $25 for each reallocation between the Subaccounts or to or from the unloaned Account Value of Fixed Account A. The Account Value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see APPENDIX B and your Contract.

The General Account

All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:
•	Amounts allocated to Fixed Account A, Fixed Account B and Fixed Account C;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may change the Contract as required by federal or state law or as otherwise permitted in the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:
•
We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

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Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:
•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
•
More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•	Six round-trips involving the same Fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, participants, and Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and participants or, as applicable, to all Contract Owners and participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and participant trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and participant transactions, this information may include personal Contract Owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or participant’s transactions if the Fund determines that the Contract Owner or participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

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THE INCOME PHASE

During the Income Phase, you stop contributing dollars to your account and start receiving payments from your accumulated Account Value.

Initiating Income Phase Payments

To start receiving Income Phase payments, you must notify us in writing of the following:
•	Payment start date;
•	Income Phase payment option (see the “Income Phase Payment Options” table in this section); and
•	Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the Accumulation Phase until you properly initiate Income Phase payments. If you have not selected an Income Phase payment option or a required minimum distribution payment method (for Qualified Contracts) before the payment start date, we will apply the Account Values from the Fixed Accounts to provide fixed Income Phase payments and the Subaccount values to provide variable Income Phase payments, both in the form of a Life Income with Payments Guaranteed for Ten Years (120 months) to be automatically effective. You may change the Income Phase payment option by contacting Customer Service in writing before the payment start date.

Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which the Contract Owner retires, whichever occurs later. See “FEDERAL TAX CONSIDERATIONS − Taxation of Qualified Contracts − Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), 457(b) Plans and IRAs).”

Once an Income Phase payment option is selected, it may not be changed. See “Income Phase Payment Options.”

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age, your gender, your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected and whether you select variable or fixed Income Phase payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding fixed Income Phase payments will be held in the Company’s General Account. Fixed payments do not vary with investment performance over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) selected. The Subaccounts available for investment during the Income Phase may be different than those available for investment during the Accumulation Phase. For information about the Subaccounts available during the Income Phase, please contact Customer Service. Payment amounts will vary depending upon the performance of the Subaccounts you select. For more information about how variable Income Phase payments are determined, call Customer Service for a copy of the SAI. After Income Phase payments begin, you may transfer between Subaccounts once per year.

Assumed Net Investment Rate. If you elect variable Income Phase payments, the assumed net investment rate is 3.0%. If the investment performance of the Subaccounts you selected exceeds 3.0%, your Income Phase payments will increase. Conversely, if the investment performance of the Subaccounts you selected is less than 3.0%, your Income Phase payments will decrease.

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Charges Deducted

When you select an Income Phase payment option (one of the options listed in the table below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality and expense risks we assume under Income Phase payment options and is applicable to all Income Phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the Subaccounts. We are currently deducting this charge.

Required Minimum Payment Amounts

The Income Phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of Income Phase payments to intervals that will result in payments of at least $100.

If the Account Value less any outstanding loan balance at the payment start date is less than $5,000, we reserve the right to issue a lump-sum payment and cancel the Contract. See “THE CONTRACT − Contract Provisions and Limitations − Account Termination.”

Restrictions on Start Dates and the Duration of Payments

Unless otherwise agreed to by us, the start date must be the first business day of any calendar month, and the earliest start date is the first business day of the first month that is at least 60 days after issue. If you do not select a start date, or, for Qualified Contracts, if you do not select a required minimum distribution payment method, the start date will be the Annuitant’s 85th birthday. The latest start date is the Annuitant’s 99th birthday. If Income Phase payments start when the Annuitant is at an advanced age, such as over 95, it is possible that the Contract will not be considered an annuity for federal tax purposes. You may change the start date by contacting Customer Service in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For Qualified Contracts only, Income Phase payments may not extend beyond:
•	The life of the Annuitant;
•	The joint lives of the Annuitant and Beneficiary;
•	A guaranteed period greater than the Annuitant’s life expectancy; or
•	A guaranteed period greater than the joint life expectancies of the Annuitant and Beneficiary.

See “FEDERAL TAX CONSIDERATIONS” for further discussion of rules relating to Income Phase payments.

Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next Valuation date after Customer Service receives proof of death acceptable to us and a payment request in Good Order.

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If continuing Income Phase payments are elected:
•	The Beneficiary may not elect to receive a lump sum at a future date unless the Income Phase payment option specifically allows a withdrawal right; and
•
The Beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS − Taxation of Qualified Contracts − Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

We will calculate the value of any death benefit at the next Valuation Date after Customer Service receives proof of death and a request for payment in Good Order. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Partial Entry into the Income Phase

You may elect an Income Phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the Accumulation Phase. Amounts applied to Income Phase payments are treated as a withdrawal from the Contract, and we reserve the right to deduct any premium taxes not already paid under the Contract. Whether the Tax Code considers such payments taxable as Income Phase payments or as withdrawals is currently unclear; therefore, you should consult with a tax and/or legal adviser before electing this option. The same or different Income Phase payment option may be selected for the portion left invested in the Accumulation Phase.

Taxation. To avoid certain tax penalties, you or your Beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an Income Phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Income Phase Payment Options

Subject to the conditions and requirement of state law, the following table lists the Income Phase payment options and accompanying death benefits available under the Contracts. The Tax Code and/or some Contracts may restrict the options and the terms available to you and/or your Beneficiary. See “FEDERAL TAX CONSIDERATIONS.” We may offer additional Income Phase payment options under the Contract from time to time.

Terms used in the table:
•	Annuitant: The person(s) on whose life expectancy(ies) the Income Phase payments are calculated; and
•	Beneficiary: The person(s) or entity(ies) designated to receive the death benefit payable under the Contract.

Lifetime Income Phase Payment Options
Life Income
Length of Payments:  For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date.
Death Benefit ‒ None:  All payments end upon the Annuitant’s death.

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Lifetime Income Phase Payment Options (continued)
Life Income with Payments Guaranteed for Ten Years*
Length of Payments:  For as long as the Annuitant lives, with payments guaranteed for ten years (120 months).
Death Benefit ‒ Payment to the Beneficiary:  If the Annuitant dies before we have made all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments.

Life Income − Two Lives
Length of Payments:  For as long as either Annuitant lives. It is possible that only one payment will be made if both Annuitants die before the second payment’s due date.
Death Benefit ‒ None:  All payments end upon the death of both Annuitants.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	To pay a death benefit when the Contract Holder or, in certain circumstances, when the Annuitant dies.	Standard	No additional fee.
If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of (1), (2) or (3), where:
(1) Is the Account Value on the Claim Date less any outstanding loan balance;
(2) Is the sum of all Purchase Payments, adjusted for any amounts deducted from your account and
(3) Is the Account Value on the sixth Account anniversary immediately preceding your death, adjusted for Purchase Payments made and for amounts deducted since that anniversary.

If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.

If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

*  Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows you to purchase fixed dollar amounts of an investment at regular intervals, regardless of price.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.
Transfers among the investment options are restricted.

Two options are available. If you elect to participate in Option Two:
•    Only the interest earned on amounts invested in Fixed Account B will be transferred;
•    Your Account Value must be at least $10,000; an
•    Your Account Value in Fixed Account B must be at least $5,000.

We reserve the right to:
•    Discontinue, modify or suspend the program; and
•    Limit the number of transfers made under the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Automatic reallocation Program (“Asset Rebalancing”)	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	We reserve the right to charge a processing fee not to exceed $25 for each transfer.
•    Your Account Value must be at least $10,000 in order to participate in this program;
•    Subaccount reallocations or changes outside of the automatic reallocation program may affect the program;
•    Changes such as Fund mergers, substitutions or closures may affect the program;
•    We reserve the right to discontinue, modify or suspend this program;
•    We reserve the right to limit the number of transfers made under the program; and
•    The Account Value in Fixed Account C is not eligible for participation in this program.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals	Allows you to receive regular payments from your Contract without moving into the Income Phase.	Optional	An applicable early withdrawal charge of 8.0%; and a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.
We reserve the right to modify or discontinue offering systematic withdrawals.

The amount of each systematic withdrawal must be at least $100. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Loans	Allows you to borrow against your Account Value allocated to the Subaccounts and certain Fixed Interest Options.	Optional	Applicable early withdrawal charge: 8.0%; Loan Interest Rate Spread (per annum): 3.0%; and a loan processing Fee: $25.
Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts and the interest guarantees of the Fixed Interest Options and you may lose the benefit of tax-deferred growth on earnings. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.
Advisory fee deducted reduces the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary and/or Contingent Beneficiary(ies) named under the Contract. Unless you have instructed us otherwise, if more than one Beneficiary has been named, the payment will be paid in equal shares. If you die and no Beneficiary or Contingent Beneficiary exists, or if the Beneficiary or Contingent Beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

You may change the designated Beneficiary at any time before Income Phase payments begin by contacting Customer Service. Upon Customer Service’s receipt of your written request in Good Order, we will process the change effective the date it was signed. Any change in Beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any Beneficiary change.

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During the Accumulation Phase

During the Accumulation Phase, a death benefit is payment with the Contract Holder or, in certain circumstances, when the Annuitant dies. For death benefit information applicable to the Income Phase, see “THE INCOME PHASE – Death Benefit During the Income Phase.”

Payment Process

The Beneficiary may choose one of the following three methods of payment:
•	Receive a lump-sum payment equal to all or a portion of the Account Value;
•
Apply some or all of the Account Value to any of the Income Phase payment options (in no event may payments to a Beneficiary extend beyond the Beneficiary’s life expectancy or any period certain greater than the Beneficiary’s life expectancy); or

•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an Income Phase payment option within one year of the Contract Holder’s or Annuitant’s death or the entire Account Value must be distributed within five years of the Contract Holder’s or Annuitant’s date of death. For Qualified Contracts, an exception to this provision applies if the designated Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the successor Contract Holder and generally may exercise all rights under the Contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment in Good Order. Requests for continuing Income Phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the Contract will be canceled.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

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Death Benefit Amount

We will calculate the value of any death benefit at the next valuation after Customer Service receives proof of death and a request for payment in Good Order. Such value will be reduced by any payments made after the date of death. The amount payable will be determined as follows:
•	If the Annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of:
>	The Account Value on the Claim Date less any outstanding loan balance;
>      The sum of all Purchase Payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses); or
>
The Account Value on the sixth account anniversary immediately preceding your death (i.e., the Account Value on the latest of the 6th, 12th, 18th, etc. Account Anniversary) adjusted for Purchase Payments made and for amounts deducted (including withdrawals, payments made under an Income Phase payment option, loans and fees and expenses) since that anniversary.

•	If the Annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the Account Value less any outstanding loan balance.
•	If the Contract Holder dies, the death benefit will equal the Account Value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the Claim Date.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit .

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL TAX CONSIDERATIONS” for additional information.

CONTRACT PURCHASE AND PARTICIPATION

Purchasing the Contract

This Contract is no longer available for new sales. Deposits may continue to be made to existing Contracts.

To purchase the Contract:
•	The Contract Holder completed an application and made an initial Purchase Payment.
•	We approved the application, issued a Contract and set up an account for the Contract Holder under the Contract.

The Contracts were not available for sale in New York. Transfer Series Contracts were not available for sale in the Commonwealth of Massachusetts. Some Funds or Fixed Accounts may be unavailable through certain Contracts and plans or in some states.

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Methods of Purchase Payment

For Nonqualified Contracts, the following Purchase Payment methods were/are allowed:
•	One lump sum;
•	Periodic payments; or
•	Transfer under Tax Code Section 1035.

For Qualified Contracts, the following Purchase Payment methods were/are allowed:
•	One lump sum;
•	Periodic payments; or
•	Rollovers or exchanges, as permitted by the Tax Code. Currently the Contracts do not allow rollovers from a 401(a), 401(k), 403(b) plan or from an IRA into Contracts used with 457(b) plans.

Under a Transfer Series Contract, the minimum subsequent Purchase Payment may not be less than $5,000. The minimum and subsequent Purchase Payments under a Flex Series Contract may not be less than $200 annually for 403(b) Contracts and $50 per payment for all other Contracts. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any Purchase Payment to an existing account if the Purchase Payment, together with the Account Value at the next valuation date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded.

Any reduction of the minimum subsequent Purchase Payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the Purchase Payment is received. We reserve the right to change these rules from time to time.

Allocation of Purchase Payments

We will allocate your Purchase Payments among the investment options you select. Allocations must be in whole percentages and there are limits on the number of investment options you may select. See “INVESTMENT OPTIONS.”

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Participation in the Contract

You should pay attention to the following issues, among others:
•
Long-Term Investment – The Contracts described in this prospectus are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time Funds are left in the Contract. You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•
Investment Risk – The value of investment options available under this Contract may fluctuate with the markets and interest rates. You should not participate in this Contract in order to invest in these options if you cannot risk getting back less money than you put in; and

•
Features and Fees – The fees for this Contract reflect costs associated with the features and benefits it provides. You should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

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Other Products

We and our affiliates offer various other products with different features and terms than the Contracts described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

WITHDRAWALS

Making a Withdrawal

Subject to any applicable retirement plan or Tax Code restrictions (see “Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value at any time during the Accumulation Phase. No withdrawals are permitted from Fixed Account C. Contracts issued in connection with qualified retirement plans (other than IRAs and Roth IRAs) generally require that the plan sponsor, or its delegate, certify that you are eligible for the distribution.

Steps for Making a Withdrawal

You must select the Withdrawal Amount:
•	Full Withdrawal: You will receive your Withdrawal Value, reduced by any applicable tax, redemption fees and annual maintenance fees; or
•	Partial Withdrawals: You may request withdrawal of either:
>	A gross amount, in which case the applicable early withdrawal charge, redemption fees and taxes will be deducted from the gross amounts requested; or
>	A specific amount after deduction of the applicable early withdrawal charge, redemption fees and taxes.

Requests for partial withdrawals are subject to the following conditions:
•	The minimum amount of any partial withdrawal must be $1,000;
•	The Account Value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;
•	We may charge a processing fee of $25 or, if less, 2.0% of the amount partially surrendered;
•	Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have an Account Value; and
•	You must properly complete a disbursement form and deliver it to Customer Service.

Calculation of Your Withdrawal

We determine your Account Value every normal business day that the NYSE is open, after the close of the NYSE. We pay withdrawal amounts based on your Account Value as of the next valuation date after Customer Service receives a request for withdrawal in Good Order.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following Customer Service’s receipt of your properly-completed disbursement form in Good Order. No interest will accrue on amounts represented by uncashed withdrawal checks.

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Withdrawal Restrictions

Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:
•
Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) Contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship of the following:

>	Salary reduction contributions made after December 31, 1988; and
>
Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations;

•
403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain Contracts. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts − Distributions – Eligibility – 403(b) Plans”; and

•
401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment or financial hardship.

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL TAX CONSIDERATIONS – Distributions – Eligibility.”

SYSTEMATIC WITHDRAWALS

A systematic withdrawal allows you to receive regular payments from your Contract without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply.

Systematic Withdrawal Options Available

A systematic withdrawal is a series of automatic partial withdrawals from your account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the Account Value on a monthly, quarterly, semi-annual or annual basis. The amount of each systematic withdrawal must be at least $100.

Availability of Systematic Withdrawal Options

We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematic withdrawal options from time to time.

Electing a Systematic Withdrawal Option

To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative or Customer Service.

Terminating a Systematic Withdrawal Option

You may discontinue systematic withdrawals at any time by contacting your sales representative or Customer Service.

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Charges

Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

Tax Consequences

Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “FEDERAL TAX CONSIDERATIONS.”

LOANS

Availability

If allowed by the Contracts and the qualified plan for which the Contract is issued and subject to the approval of the Plan Sponsor or its delegate, you may initiate a loan during the Accumulation Phase or prior to the Annuitant’s attained age 70½. The amount available for a loan is limited to your Account Value allocated to the Subaccounts and certain Fixed Interest Options (loans are not allowed from Fixed Account C). Loans are not available from Nonqualified Contracts, IRAs, 457 Contracts. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your Plan Sponsor. We reserve the right to deny a loan request if the participant has an outstanding loan in default.

If you take a loan, we will transfer an amount equal to the loan, proportionately, from each of your investments to our General Account where it will be held as collateral for the outstanding loan balance. The General Account will be credited with interest at a rate equal to the loan interest rate.

Things to Consider Before Initiating a Loan

You should consider the following before initiating a loan:
•
Potential Loss of Investment Return and Reduction in Value Under the Contract. Amounts borrowed under a Contract do not participate in the investment performance of the Subaccounts nor in the interest guarantees of the Fixed Interest Options. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid;

•
Loan Interest. Interest accrues daily and may be charged and credited on loan amounts. This interest is deposited into the participant’s individual account each time a loan repayment is received. The difference between the rate charged and the rate credited on loans is called the Loan Interest Rate Spread. If applied, the Loan Interest Rate Spread is generally 2.5% per annum. For example, if the current interest rate charged on a loan is 6.0% and the Loan Interest Rate Spread is 2.5%, the amount of interest credited is 3.5%. The Loan Interest Rate Spread is retained by the Company. We reserve the right to apply a Loan Interest Rate Spread of between 0.0% and up to 3.0% per annum;

•	Early Withdrawal Charge. Loans are subject to an applicable early withdrawal charge; and
•	Loan Processing Fee. We reserve the right to charge a loan processing fee not to exceed $25.

Requests

If you are eligible to obtain a loan, you may request one by properly completing a loan request form and submitting it to Customer Service. Read the terms of the loan agreement before submitting any request.

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Repayment and Default on Loans

Loans may be repaid as described in the loan agreement, including paid in full at any time. Generally, on the day Customer Service receives a loan repayment in Good Order, the loan repayment will be allocated among the investment options according to the most recent allocation instructions we have on file. If we do not receive a loan repayment when due, the entire outstanding loan balance will be considered in default.

Processing of loan repayments (including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact Customer Service for further information.

To the extent that a loan remains in default and is not repaid in a timely manner as prescribed by Tax Code Section 72(p) and applicable regulations, the entire outstanding balance, including accrued interest will be reported as a taxable distribution on IRS Form 1099. The distribution may also be subject to tax penalties under Tax Code Section 72(t). To the extent a loan which has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. The Loan Interest Rate Spread, if applicable, will continue to accrue until the loan is offset or you have a distributable event. Additionally, certain other tax rules apply to distributions from the Contract. See “FEDERAL TAX CONSIDERATIONS ‒ Distributions ‒ General” for additional information.

FEDERAL TAX CONSIDERATIONS

Introduction

The Contracts described in this prospectus are designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contracts. The U.S. federal income tax treatment of the Contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:
•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contracts;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contracts described in this prospectus;
•
This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•	We do not make any guarantee about the tax treatment of the Contracts or transactions involving the Contracts; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts:  Nonqualified or Qualified

The Contracts described in this prospectus may be purchased on a non-tax-qualified basis (“Nonqualified Contracts”) or on a tax-qualified basis (“Qualified Contracts”).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to Contracts funding qualified plans. You may not deduct the amount of your Purchase Payments to a Nonqualified Contract. Rather, Nonqualified Contracts are purchased with after tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

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Qualified Contracts. Qualified Contracts are designed for use by individuals and/or employers whose Purchase Payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a Natural Person (in other words, an individual) you will generally not be taxed on increases in the value of a Nonqualified Contract until a distribution occurs or until Income Phase payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to collaterally assign or pledge any portion of the Account Value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
•
Diversification. Tax Code Section 817(h) requires that in a Nonqualified Contract the investments of the Funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury in Reg. Sec. 1.817-5, which affects how the Funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements because a Subaccount’s corresponding Fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such requirements and rulings, and we reserve the right to modify your Contract as necessary to do so;

•
Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a proportional share of the assets of the Separate Account;

•
Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a Nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The Nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•
Non-Natural Owners of a Nonqualified Contract. If the owner of the contract is not a Natural Person (in other words, is not an individual), a Nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the Purchase Payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-Natural Person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a Natural Person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and

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•
Delayed Income Phase Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a Nonqualified Contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. A market value adjustment, if applicable, could increase the contract value. Investment in the contract is generally equal to the amount of all Purchase Payments to the contract, plus amounts previously included in your gross income as the result of certain loans, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a Nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a Nonqualified Contract may be subject to a penalty tax equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a contract owner (the annuitant if the contract owner is a non-Natural Person);
•	Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
•
Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary; or

•	The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty tax does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any remaining “income on the contract”; and
•	Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

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Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each Income Phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Income Phase payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Income Phase payments, as determined when Income Phase payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent Income Phase payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Different distribution requirements apply if your death occurs:
•	After you begin receiving Income Phase payments under the Contract; or
•	Before you begin receiving such distributions.

If your death occurs after you begin receiving Income Phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving Income Phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2022, your entire balance must be distributed by August 31, 2027. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
•	Over the life of the designated Beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated Beneficiary.

If the designated Beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-Natural Person and the primary Annuitant dies or is changed, the same rules apply as outlined above for the death of a contract owner.

Generally, amounts distributed from a Contract because of your death or the death of the Annuitant prior to the time Income Phase payments begin are includible in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or
•	If distributed under a payment option, they are taxed in the same way as Income Phase payments.

Special rules may apply to amounts distributed after a Beneficiary has elected to maintain the Account Value and receive payments.

If the death occurs after Income Phase payments begin, a guaranteed period exists under the Income Phase option selected, and the Annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:
•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•
If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some Contracts offer a death benefit that may exceed the greater of the Purchase Payments and the Account Value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

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Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a Nonqualified Contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, subsequent increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the Contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a Nonqualified Contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the contract at the time of the transfer. In such case, the transferee’s investment in the contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an Annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity Contracts or otherwise.

Net Investment Income Tax. A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from Nonqualified Contracts. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies. We may require additional documentation prior to processing any requested transaction.

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If the payee of a distribution from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
•
401(a) and 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

•
403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;

•
Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRA qualification requirements; and

•
457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account.

The Company may offer or have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA or eligible plan. Individuals may convert an IRA, SEP or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

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A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their Beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to Qualified Contracts vary according to the type of Qualified Contract, the specific terms and conditions of the Qualified Contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a Qualified Contract, or on Income Phase (i.e., annuity) payments from a Qualified Contract, depends on the type of Qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contracts described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a Qualified Contract.

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401(a), 401(k) and 403(b) Plans. The total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $61,000 (as indexed for 2022. Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $20,500 (as indexed for 2022). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $20,500 (as indexed for 2022). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan .

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b) or governmental 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:
•	$6,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($41,000); or (b) basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year and you are not age 70½ by the end of the year. For 2022, the contribution to your traditional IRA cannot exceed the lesser of $6, 500 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2022, the contribution to a Roth IRA cannot exceed the lesser of $6,500 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a contract including withdrawals, Income Phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

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401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:
•
The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•
Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated Beneficiary or for a specified period of ten years or more;

•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:
•	The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (collectively, qualified plans) or Roth IRA and taxable amounts from a governmental 457(b) plan that are attributable to amounts transferred from a qualified plan or IRA.

Exceptions to the 10% additional tax may apply if:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•
The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses;
•	You use the distribution to buy, build or rebuild a first home;
•	You have separated from service with the Plan Sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•
You have separated from service with the Plan Sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary; or

•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

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Qualified Distributions – Roth 403(b) and Roth IRA. A partial or full distribution of Purchase Payments to a Roth 403(b) or a Roth IRA account and earnings credited on those Purchase Payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:
•	The distribution occurs after the five-year taxable period measured from the earlier of:
>
The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>
If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>	The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND
•	The distribution occurs after you attain age 59½, die with payment being made to your Beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated Beneficiary.

Distributions – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 59½; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, generally may occur only upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial hardship (for 2018 and earlier, contributions only, not earnings); or
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

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403(b) Plans. Subject to the terms of your 403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of a child;
•	Financial hardship (contributions only, not earnings);
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) Plan Sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) Plans. Under 457(b) plans, distributions may generally not be made available to you earlier than:
•	The calendar year you attain age 59½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:
•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:
•
Under 401(a), 401(k) and 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949); or

•
Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

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Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:
•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income Phase (i.e., annuity) payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income Phase payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract or certificate.

Required Distributions Upon Death (401(a), 401(k), 403(b), 457(b) Plans, IRAs and Roth IRAs)

Upon your death, any remaining interest in a 401(a), 401(k), 403(b) or 457(b) plan and IRA or Roth IRA must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

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Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the Beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the Beneficiaries of the trust as designated Beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

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401(a), 401(k), 403(b) and Governmental 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-Resident Aliens. If you or your designated Beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the Contract is issued and provided the plan offers an applicable Roth account (a Roth 403(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of Purchase Payments made by salary reduction to a Roth account and earnings credited on those Purchase Payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 403(b) and Roth IRA” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

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Assignment and Other Transfers

401(a), 401(k), 403(b) and 457(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:
•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Enhanced Death Benefits

The Contract offers an optional benefit that offers a death benefit that may exceed the greater of Purchase Payments and the Account Value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult with your tax and/or legal adviser about the tax consequences of enhanced death benefits. This optional benefit is not available for contracts issued in the States of Texas and Vermont.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

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OTHER TOPICS

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sold the Contracts through licensed insurance agents who are/were registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicited sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Compensation Arrangements. Registered representatives who offered and sold the Contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given Purchase Payment ranges from 0.0% to a maximum of 6.5% of the payments to a Contract. Asset-based compensation of up to 1.0% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Commissions and annual payments, when combined, could exceed 6.5% of total Purchase Payments. These other promotional incentives or payments may not be offered to all distributors and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when Funds advised by the Company or its affiliates (“affiliated Funds”) are selected by a Contract Holder than when unaffiliated Funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the Contracts or if the overall amount of investments in the Contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of Purchase Payments received under the Contracts or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new Contracts or retain existing Contracts, or sell additional service features such as a common remitting program.

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In addition to direct cash compensation for sales of Contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling Contracts to you and other customers. These amounts may include:
•
Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•
Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•
Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•
Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•
Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contracts.

The following is a list of the top 25 distributors that, during 2021, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Lincoln Investment Planning, Inc.	14.	Woodbury Financial Services, Inc.
2.	Regulus Advisors, LLC	15.	MMA Securities LLC
3.	LPL Financial LLC	16.	Pensionmark Securities, LLC
4.	Morgan Stanley Smith Barney LLC	17.	NYLIFE Securities LLC
5.	Cetera Advisor Networks LLC	18.	Cadaret, Grant & Co., Inc.
6.	Royal Alliance Associates, Inc.	19.	Cetera Advisors LLC
7.	Voya Financial Advisors, Inc.	20.	PlanMember Securities Corporation
8.	Securities America, Inc.	21.	CapFinancial Securities, LLC
9.	Ameriprise Financial Services, Inc.	22.	IMA Wealth, Inc.
10.	Kestra Investment Services, LLC	23.	CUNA Brokerage Services, Inc.
11.	Northwestern Mutual Investment Services, Inc.	24.	SagePoint Financial, Inc.
12.	American Portfolios Financial Services, Inc.	25.	RBC Capital Markets, LLC
13.	Lincoln Financial Advisors Corporation

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

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Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

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Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or or processing these transactions beyond the seven permitted days, under any of the following circumstances:
•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•
When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and

•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Reports to Owners

At least once in each Account Year we will provide you with a statement of your Account Value and, if appropriate, any outstanding loan balance. If you elect to receive your statements electronically, we will send you a notification email informing you that your statement is available online. Otherwise, written statements will be mailed to the last known address of record. Confirmation of every financial transaction made under the Contract will be made immediately; however, confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call Customer Service if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each Contract in all future mailings.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•
Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

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•
Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service.

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APPENDIX A:  FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=665368205, by calling Customer Service at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com .

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks growth of capital.	American Funds Insurance Series® – Growth Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.60%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth-Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.54%	24.10%	16.39%	15.43%
Seeks long-term growth of capital.	American Funds Insurance Series® – International Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.79%	-1.49%	9.63%	8.13%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.52%	27.83%	20.17%	16.64%

*  Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.42%	24.89%	11.95%	12.53%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.15%	0.01%	0.93%	0.51%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.45%	28.58%	18.34%	16.44%

* Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.30%	-0.61%	4.33%	3.54%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.66%	25.37%	9.94%	12.13%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	0.59%	28.70%	7.99%	10.60%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.92%	23.48%	15.72%	14.36%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	5.59%	5.33%	3.05%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	1.14%	5.71%	5.15%	6.27%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.92%	10.34%	9.32%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	20.87%	10.47%	8.86%
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	0.03%	0.92%	0.50%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	29.00%	17.52%	15.05%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	5.28%	5.89%	6.31% t

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	Effective December 19, 2007, this Fund was closed to new investments (including loan repayments) and any transfers from other investment options.
[15]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options − Funds with Managed Volatility Strategies” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.82%	29.25%	17.74%	15.86%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	27.74%	11.32%	13.16%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	28.45%	9.69%	12.71%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	-0.88%	4.17%	4.14%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio[16] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.73%	12.08%	6.22%	5.93%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%	10.86%	9.37%	7.81%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.96%	19.19%	21.19%	17.27%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.16%	11.57%	11.73%	26.20%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses .
[16]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options − Funds with Managed Volatility Strategies” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	-0.16%	1.86%	1.40%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	12.07%	18.81%	15.40%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.54%	30.67%	26.15%	20.13%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.42%	27.41%	19.26%	16.76%

*  Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.79%	12.03%	18.99%	15.91%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.99%	14.76%	8.78%	12.20%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.08%	10.67%	10.04%	9.05%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options − Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.17%	14.08%	11.75%	10.43%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.21%	17.26%	12.96%	11.35%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.02%	6.27%	7.38%	6.37%

*	Operating Expenses reflecting waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options − Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	9.14%	7.98%	7.59%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.82%	17.35%	12.25%	10.94%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	13.84%	10.48%	9.45%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	28.37%	18.16%	16.25%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.55%	27.30%	10.39%	13.19%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[19]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options − Funds of Funds” for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.34%	0.43%	22.83%	17.10%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	1.06%	34.47%	10.10%	9.17%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.23%	23.94%	17.25%	15.49%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.79%	33.33%	11.59%	12.09%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.71%	18.60%	9.52%	10.57%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.37%	18.15%	14.29%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	1.04%	28.78%	10.08%	12.18%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.51%	-10.00%	13.49%	7.33%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[20] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.24%	29.51%	10.36%	12.70%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.11%	18.32%	12.45%	14.17%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	18.40%	14.98%	13.62%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	Effective May 1, 2017, Class I shares of the VY® JPMorgan Mid Cap Value Portfolio, which was previously closed to new Investors, was reopened and is currently available as an investment option.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.84%	13.80%	19.98%	16.94%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.64%	25.66%	11.28%	12.06%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	20.15%	12.21%	19.11%
Seeks long-term growth of capital.	VY® T. Rowe Price International Stock Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	1.48%	10.46%	8.48%
Seeks long-term capital appreciation.	Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	1.25%	-2.73%	8.35%	7.04%
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser Columbia Wanger Asset Management, LLC	0.95%	8.90%	15.88%	14.79%

*  Operating Expenses reflecting applicable waivers or expense limitations  as reported in the Fund’s expenses.
** Prior to May 1, 2022, this Fund was known as Wanger USA.

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APPENDIX B:  THE FIXED ACCOUNTS

The Fixed Account A, Fixed Account B and Fixed Account C (collectively the “Fixed Accounts”) are investment available during the Accumulation Phase. All or a portion of your Purchase Payments may be allocated to the Fixed Accounts. The amounts allocated to the Fixed Accounts are held in the Company’s General Account which supports insurance and annuity obligations. All guarantees and benefits provided under the Contract that is not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

Additional information about these options may be found in the Contract.

General Disclosure

Interests in the Fixed Accounts have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended and the Fixed Accounts have not been registered as investment companies under the Investment Company Act of 1940. Disclosure in this prospectus about the Fixed Accounts is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Neither the Fixed Accounts nor the Fixed Account 2 is registered as an investment company under the 1940 Act.

Interest Rates

•
The Fixed Accounts have an interest rate that is set periodically by the Company. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment. The minimum guaranteed interest rate is set forth in the Contract. The Company, may credit interest in excess of the guaranteed rate. Amounts applied to the Fixed Accounts are guaranteed to earn the interest rate in effect at the time money is applied for 12 months from the date a Purchase Payment is received. Subsequent interest rates for that amount are credited with excess interest at the rates in effect for the then current 12-month period. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.

•
The Company determines excess interest credits, if any, based on a number of factors, including, but not limited to, investment yield rates, taxes, contract persistency, other experience factors and Company profit objectives. In order to encourage new Purchase Payments or transfers, the Company may at certain times credit a higher initial interest rate to new Purchase Payments or transfers than it would otherwise credit based on other factors. As the Company resets interest rates beginning 12 months after a Purchase Payment or transfer is received, and annually thereafter, any higher initial interest rate credited may be discontinued at any time. The relatively higher initial interest rates are credited with the expectation that over time the Company will lower interest rates, or not raise them as quickly as it otherwise might, on those same Purchase Payments or transfers. Due to all of these factors, the initial interest rate may be higher than, and not representative of, the rates that will be credited in subsequent years for existing Purchase Payments or transfers. For more information about current interest rates charged, please contact Customer Service at 877-884-5050.

•
The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contract Holders, Contract Owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among Subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the Subaccounts or to Fixed Account B any time during the Accumulation Phase. During the Income Phase transfers into or between the Fixed Accounts are not allowed.

Transfers of amounts in Fixed Account B to the Subaccounts or to Fixed Account A are subject to the following conditions:
•
Transfers may only be made during a Reallocation Period which begins 30 days before and ends 30 days after an Account Anniversary and only one transfer may be made during such period (“Reallocation Period”);

•	Your request for transfer must be received by us no more than 30 days before the start of a Reallocation Period and no later than ten days before the end of a Reallocation Period;

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•
Transfer amounts may not exceed the greater of 25% of the Fixed Account B Account Value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire Account Value may be transferred); and

•	Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire Account Value must be transferred).

Transfers of amounts in Fixed Account C are subject to the following conditions:
•
Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month. You may instruct us on which day you want the transfer to occur;

•
If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period;

•	You may change the Subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time;
•	If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated as directed by you; and
•	Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any Subaccount or from any other fixed option are not allowed.

After the start of the Income Phase, reserves supporting fixed Income Phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the Fixed Accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted. Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “THE CONTRACT − Contract Provisions and Limitations − Dollar Cost Averaging Program.”

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Withdrawals will be made on a last-in first-out basis (i.e., the most recent Purchase Payment and associated earnings on that Purchase Payment will be the first to be withdrawn from the Account Value, followed by the next most recent Purchase Payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “LOANS.”

Charges. We do not make deductions from amounts in the Fixed Accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “FEE TABLE” and “CHARGES AND FEES.”

Guarantee. We guarantee that the Account Value in the Fixed Accounts will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the minimum guaranteed rate disclosed in the Contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the Fixed Accounts.

PRO.100209-22
78

HOW TO GET MORE INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Contract and the Separate Account, and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=665368205  is available without charge, upon request, by calling us toll-free at 1-877-884-5050 or by sending an email request to ProspectusRequests@voya.com. You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002967

PRO.100209-22
79

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SEPARATE ACCOUNT N
of
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information Dated May 1, 2022

VOYA ADVANTAGESM
INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
issued to

A Contract Owner, on a Nonqualified Basis, or to Qualified Retirement Plans Under Tax Code Sections 403(b), 408, 408A, 457 or to Nonqualified Contracts for use with Retirement Arrangements
Under Tax Code Section 401

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2022 for the ReliaStar Life Insurance Company Contracts referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050.

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the Contract.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

SEPARATE ACCOUNT N
(THE “SEPARATE ACCOUNT”)

We established Separate Account N (the “Separate Account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “Separate Account” under the federal securities laws. Prior to October 1, 2002, the Separate Account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and the Company, the Separate Account was transferred to the Company. The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

Purchase Payments to accounts under the Contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account (Fixed Account A, Fixed Account B and/or Fixed Account C). Amounts allocated to a Fixed Account are held in the Company’s general account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all plans.

A complete description of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

SERVICES

Third Party Compensation Arrangements

Please be aware that:
•	The Company may seek to promote itself and the Contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•
The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•
At the direction of the Contract Holder, the Company may make payments to the Contract Holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

Experts

The statements of assets and liabilities of Separate Account N as of December 31, 2021, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

PRINCIPAL UNDERWRITER

Effective January 1, 2004, the Contracts are distributed by Voya Financial Partners, LLC, the principal underwriter for the Contracts and an affiliate of the Company. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. Prior to January 1, 2004, the Contracts were distributed by Washington Square Securities, Inc., an affiliate of the Company. The Contracts are distributed through life insurance agents who are registered representatives of Voya Financial Partners, LLC or of other broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section titled “CONTRACT PURCHASE AND PARTICIPATION."

Compensation paid to the principal underwriter Voya Financial Partners, LLC for the years ending December 31, 2021, 2020 and 2019 amounted to $2,724,302.57, $3,002,070.44 and $3,826,240.58, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of the Company. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:
•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund’s inception date, if that date is earlier than the one we use for standardized returns.

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary depending on the assumed net investment rate of 3.0% per annum.

If the actual net investment rate on the assets of the Separate Account is equal to the assumed investment rate, Income Phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Income Phase payments will increase. Conversely, if it is less, then the Income Phase payments will decrease.

4

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT − The Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by 1.0024331 = 1.0000810^30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum build into the number of Annuity Units determined above) produces a result of 1.000839. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.411237 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

5

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Separate Account N and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Separate Account N:
>	Report of Independent Registered Public Accounting Firm
>	Statements of Assets and Liabilities as of December 31, 2021
>	Statements of Operations for the year ended December 31, 2021
>	Statements of Changes in Net Assets for the years ended December 31, 2021 and 2020
>	Notes to Financial Statements
•	Financial Statements − Statutory Basis − of ReliaStar Life Insurance Company:
>	Report of Independent Registered Public Accounting Firm
>	Balance Sheets − Statutory Basis − as of December 31, 2021 and 2020
>	Statements of Operations − Statutory Basis − for the years ended December 31, 2021, 2020 and 2019
>	Statements of Changes in Capital and Surplus − Statutory Basis − for the years ended December 31, 2021, 2020 and 2019
>	Statements of Cash Flows − Statutory Basis − for the years ended December 31, 2021, 2020 and 2019
>	Notes to Financial Statements − Statutory Basis −

[Financial Statements to be filed in a Post-Effective Amendment to this Registration Statement.]

6

Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Separate Account N of ReliaStar Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Separate Account N of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2021, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
April 21, 2022

Appendix

Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Main Street Small Cap Fund - Series I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Initial Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Solution 2045 Portfolio - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Initial Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Initial Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Small Company Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Wanger Select
Wanger USA

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$437	$33,390	$14,789	$8,991	$29,299
Total assets	437	33,390	14,789	8,991	29,299
Net assets	$437	$33,390	$14,789	$8,991	$29,299

Net assets
Accumulation units	$437	$33,390	$14,789	$8,991	$29,299
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$437	$33,390	$14,789	$8,991	$29,299

Total number of mutual fund shares	13,886	264,414	222,599	397,846	1,120,439

Cost of mutual fund shares	$332	$20,788	$10,425	$7,754	$24,843

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$107,994	$123,619	$4,720	$11,430	$4,955
Total assets	107,994	123,619	4,720	11,430	4,955
Net assets	$107,994	$123,619	$4,720	$11,430	$4,955

Net assets
Accumulation units	$107,994	$123,619	$4,720	$11,430	$4,955
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$107,994	$123,619	$4,720	$11,430	$4,955

Total number of mutual fund shares	1,987,004	263,991	4,719,521	856,214	282,488

Cost of mutual fund shares	$64,821	$47,437	$4,720	$11,223	$4,402
The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,462	$5,130	$11,690	$3,139	$605
Total assets	2,462	5,130	11,690	3,139	605
Net assets	$2,462	$5,130	$11,690	$3,139	$605

Net assets
Accumulation units	$2,462	$5,130	$11,690	$3,139	$605
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,462	$5,130	$11,690	$3,139	$605

Total number of mutual fund shares	87,849	138,533	835,594	336,031	32,840

Cost of mutual fund shares	$2,085	$3,353	$10,561	$3,097	$412

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$211	$15,520	$1,398	$6,217	$51,509
Total assets	211	15,520	1,398	6,217	51,509
Net assets	$211	$15,520	$1,398	$6,217	$51,509

Net assets
Accumulation units	$211	$15,520	$1,398	$6,217	$51,509
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$211	$15,520	$1,398	$6,217	$51,509

Total number of mutual fund shares	210,974	1,210,592	1,397,959	624,839	2,291,333

Cost of mutual fund shares	$211	$15,660	$1,398	$6,117	$44,098
The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$2,354	$4,911	$3,465	$3,087	$5,637
Total assets	2,354	4,911	3,465	3,087	5,637
Net assets	$2,354	$4,911	$3,465	$3,087	$5,637

Net assets
Accumulation units	$2,354	$4,911	$3,465	$3,087	$5,637
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,354	$4,911	$3,465	$3,087	$5,637

Total number of mutual fund shares	109,636	349,812	341,390	141,157	408,772

Cost of mutual fund shares	$2,063	$4,071	$3,467	$2,309	$4,612

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11,389	$434	$10,296	$25,941	$87,002
Total assets	11,389	434	10,296	25,941	87,002
Net assets	$11,389	$434	$10,296	$25,941	$87,002

Net assets
Accumulation units	$11,389	$434	$10,296	$25,941	$87,002
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,389	$434	$10,296	$25,941	$87,002

Total number of mutual fund shares	423,707	16,339	450,398	1,219,041	2,639,629

Cost of mutual fund shares	$10,276	$376	$8,585	$22,637	$73,190
The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$9,061	$572	$12,350	$190	$5,058
Total assets	9,061	572	12,350	190	5,058
Net assets	$9,061	$572	$12,350	$190	$5,058

Net assets
Accumulation units	$9,061	$572	$12,350	$190	$5,058
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,061	$572	$12,350	$190	$5,058

Total number of mutual fund shares	769,151	47,796	706,543	18,451	484,464

Cost of mutual fund shares	$9,006	$579	$8,881	$200	$5,337

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$355	$6,249	$321	$10,755	$591
Total assets	355	6,249	321	10,755	591
Net assets	$355	$6,249	$321	$10,755	$591

Net assets
Accumulation units	$355	$6,249	$321	$10,755	$591
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$355	$6,249	$321	$10,755	$591

Total number of mutual fund shares	34,303	485,171	25,309	794,346	44,347

Cost of mutual fund shares	$374	$5,586	$292	$9,503	$524
The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$5,598	$201	$2,974	$453	$4,668
Total assets	5,598	201	2,974	453	4,668
Net assets	$5,598	$201	$2,974	$453	$4,668

Net assets
Accumulation units	$5,598	$201	$2,974	$453	$4,668
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,598	$201	$2,974	$453	$4,668

Total number of mutual fund shares	409,542	15,064	227,023	34,877	303,893

Cost of mutual fund shares	$4,851	$169	$2,656	$403	$3,672

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$82	$9,497	$323	$2,610	$106
Total assets	82	9,497	323	2,610	106
Net assets	$82	$9,497	$323	$2,610	$106

Net assets
Accumulation units	$82	$9,497	$323	$2,610	$106
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$82	$9,497	$323	$2,610	$106

Total number of mutual fund shares	5,456	268,287	10,058	112,555	4,724

Cost of mutual fund shares	$64	$7,415	$261	$2,280	$96
The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,924	$129	$14,933	$801	$50,509
Total assets	6,924	129	14,933	801	50,509
Net assets	$6,924	$129	$14,933	$801	$50,509

Net assets
Accumulation units	$6,924	$129	$14,933	$801	$50,509
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,924	$129	$14,933	$801	$50,509

Total number of mutual fund shares	325,832	6,054	283,420	15,320	1,927,087

Cost of mutual fund shares	$5,470	$94	$12,696	$676	$33,144

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$676	$8,062	$171	$69,110	$759
Total assets	676	8,062	171	69,110	759
Net assets	$676	$8,062	$171	$69,110	$759

Net assets
Accumulation units	$676	$8,062	$171	$69,107	$759
Contracts in payout (annuitization)	—	—	—	3	—
Total net assets	$676	$8,062	$171	$69,110	$759

Total number of mutual fund shares	27,243	403,105	8,648	4,663,292	54,707

Cost of mutual fund shares	$516	$7,404	$151	$53,654	$618
The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$15,882	$1,121	$6,019	$13,014	$17,898
Total assets	15,882	1,121	6,019	13,014	17,898
Net assets	$15,882	$1,121	$6,019	$13,014	$17,898

Net assets
Accumulation units	$15,882	$1,121	$6,019	$13,014	$17,898
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$15,882	$1,121	$6,019	$13,014	$17,898

Total number of mutual fund shares	133,404	10,108	422,058	730,728	1,093,999

Cost of mutual fund shares	$11,757	$864	$5,341	$10,149	$14,825

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7,938	$12,804	$6,213	$8,708	$6,059
Total assets	7,938	12,804	6,213	8,708	6,059
Net assets	$7,938	$12,804	$6,213	$8,708	$6,059

Net assets
Accumulation units	$7,938	$12,804	$6,213	$8,708	$6,059
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,938	$12,804	$6,213	$8,708	$6,059

Total number of mutual fund shares	340,676	1,040,977	176,954	332,616	222,099

Cost of mutual fund shares	$9,117	$10,126	$4,493	$6,649	$4,902
The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$49	$1,964	$80,839	$12,146	$2,735
Total assets	49	1,964	80,839	12,146	2,735
Net assets	$49	$1,964	$80,839	$12,146	$2,735

Net assets
Accumulation units	$49	$1,964	$80,839	$12,146	$2,735
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$49	$1,964	$80,839	$12,146	$2,735

Total number of mutual fund shares	4,040	164,326	1,111,491	352,472	56,643

Cost of mutual fund shares	$40	$1,653	$22,018	$5,777	$1,988

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$18	$40,942	$16,178	$3,736	$4,717
Total assets	18	40,942	16,178	3,736	4,717
Net assets	$18	$40,942	$16,178	$3,736	$4,717

Net assets
Accumulation units	$18	$40,938	$16,178	$3,736	$4,717
Contracts in payout (annuitization)	—	4	—	—	—
Total net assets	$18	$40,942	$16,178	$3,736	$4,717

Total number of mutual fund shares	846	2,260,716	596,296	193,588	183,251

Cost of mutual fund shares	$12	$31,122	$14,978	$3,499	$4,200
The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$69	$159	$228	$533
Expenses:
Mortality and expense risk charges	6	446	200	134	399
Net investment income (loss)	(4)	(377)	(41)	94	134

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	1,192	318	377	867
Capital gains distributions	26	4,098	142	—	3,124
Total realized gain (loss) on investments
and capital gains distributions	27	5,290	460	377	3,991
Net unrealized appreciation
(depreciation) of investments	51	924	2,451	(714)	1,740
Net realized and unrealized gain (loss)
on investments	78	6,214	2,911	(337)	5,731
Net increase (decrease) in net assets
resulting from operations	$74	$5,837	$2,870	$(243)	$5,865

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$63	$1,446	$—	$235	$50
Expenses:
Mortality and expense risk charges	1,408	1,621	69	163	69
Net investment income (loss)	(1,345)	(175)	(69)	72	(19)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,261	9,193	—	72	(85)
Capital gains distributions	12,516	856	—	314	133
Total realized gain (loss) on investments
and capital gains distributions	17,777	10,049	—	386	48
Net unrealized appreciation
(depreciation) of investments	6,871	17,510	—	(698)	987
Net realized and unrealized gain (loss)
on investments	24,648	27,559	—	(312)	1,035
Net increase (decrease) in net assets
resulting from operations	$23,303	$27,384	$(69)	$(240)	$1,016
The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$13	$18	$611	$160	$10
Expenses:
Mortality and expense risk charges	32	69	175	44	8
Net investment income (loss)	(19)	(51)	436	116	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	64	450	125	(19)	12
Capital gains distributions	218	92	—	—	9
Total realized gain (loss) on investments
and capital gains distributions	282	542	125	(19)	21
Net unrealized appreciation
(depreciation) of investments	268	479	(71)	32	56
Net realized and unrealized gain (loss)
on investments	550	1,021	54	13	77
Net increase (decrease) in net assets
resulting from operations	$531	$970	$490	$129	$79

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$483	$—	$336	$—
Expenses:
Mortality and expense risk charges	1	224	20	88	695
Net investment income (loss)	(1)	259	(20)	248	(695)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	6	—	10	983
Capital gains distributions	—	—	—	—	9,112
Total realized gain (loss) on investments
and capital gains distributions	—	6	—	10	10,095
Net unrealized appreciation
(depreciation) of investments	—	(642)	—	(23)	(1,259)
Net realized and unrealized gain (loss)
on investments	—	(636)	—	(13)	8,836
Net increase (decrease) in net assets
resulting from operations	$(1)	$(377)	$(20)	$235	$8,141
The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$114	$51	$32	$147
Expenses:
Mortality and expense risk charges	31	64	50	40	72
Net investment income (loss)	(31)	50	1	(8)	75

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	43	—	4	179	78
Capital gains distributions	419	53	—	275	—
Total realized gain (loss) on investments
and capital gains distributions	462	53	4	454	78
Net unrealized appreciation
(depreciation) of investments	(74)	891	(60)	226	1,284
Net realized and unrealized gain (loss)
on investments	388	944	(56)	680	1,362
Net increase (decrease) in net assets
resulting from operations	$357	$994	$(55)	$672	$1,437

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$145	$6	$—	$96	$664
Expenses:
Mortality and expense risk charges	153	6	166	362	1,217
Net investment income (loss)	(8)	—	(166)	(266)	(553)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(334)	4	346	1,227	1,671
Capital gains distributions	—	—	859	1,216	10,047
Total realized gain (loss) on investments
and capital gains distributions	(334)	4	1,205	2,443	11,718
Net unrealized appreciation
(depreciation) of investments	2,902	105	(2,354)	1,827	2,318
Net realized and unrealized gain (loss)
on investments	2,568	109	(1,149)	4,270	14,036
Net increase (decrease) in net assets
resulting from operations	$2,560	$109	$(1,315)	$4,004	$13,483
The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$160	$9	$111	$5	$125
Expenses:
Mortality and expense risk charges	124	8	184	3	72
Net investment income (loss)	36	1	(73)	2	53

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(373)	(17)	377	1	40
Capital gains distributions	147	9	326	6	—
Total realized gain (loss) on investments
and capital gains distributions	(226)	(8)	703	7	40
Net unrealized appreciation
(depreciation) of investments	2,036	119	(589)	(23)	417
Net realized and unrealized gain (loss)
on investments	1,810	111	114	(16)	457
Net increase (decrease) in net assets
resulting from operations	$1,846	$112	$41	$(14)	$510

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$8	$177	$8	$222	$12
Expenses:
Mortality and expense risk charges	5	91	4	143	8
Net investment income (loss)	3	86	4	79	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	189	5	(20)	—
Capital gains distributions	—	277	14	402	23
Total realized gain (loss) on investments
and capital gains distributions	(14)	466	19	382	23
Net unrealized appreciation
(depreciation) of investments	47	39	4	734	38
Net realized and unrealized gain (loss)
on investments	33	505	23	1,116	61
Net increase (decrease) in net assets
resulting from operations	$36	$591	$27	$1,195	$65
The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$93	$4	$93	$14	$45
Expenses:
Mortality and expense risk charges	74	3	44	7	63
Net investment income (loss)	19	1	49	7	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	1	78	14	113
Capital gains distributions	370	14	110	17	—
Total realized gain (loss) on investments
and capital gains distributions	376	15	188	31	113
Net unrealized appreciation
(depreciation) of investments	367	12	(80)	(15)	886
Net realized and unrealized gain (loss)
on investments	743	27	108	16	999
Net increase (decrease) in net assets
resulting from operations	$762	$28	$157	$23	$981

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$16	$—
Expenses:
Mortality and expense risk charges	1	125	4	38	1
Net investment income (loss)	—	(125)	(4)	(22)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	50	1	24	—
Capital gains distributions	—	630	23	290	11
Total realized gain (loss) on investments
and capital gains distributions	—	680	24	314	11
Net unrealized appreciation
(depreciation) of investments	17	1,011	32	261	10
Net realized and unrealized gain (loss)
on investments	17	1,691	56	575	21
Net increase (decrease) in net assets
resulting from operations	$17	$1,566	$52	$553	$20
The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$112	$2	$209	$9	$—
Expenses:
Mortality and expense risk charges	92	2	215	11	714
Net investment income (loss)	20	—	(6)	(2)	(714)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	224	4	154	7	2,862
Capital gains distributions	—	—	179	9	2,230
Total realized gain (loss) on investments
and capital gains distributions	224	4	333	16	5,092
Net unrealized appreciation
(depreciation) of investments	1,481	27	2,081	107	2,187
Net realized and unrealized gain (loss)
on investments	1,705	31	2,414	123	7,279
Net increase (decrease) in net assets
resulting from operations	$1,725	$31	$2,408	$121	$6,565

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$69	$1	$3	$—
Expenses:
Mortality and expense risk charges	9	108	3	970	10
Net investment income (loss)	(9)	(39)	(2)	(967)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21	(134)	1	3,975	30
Capital gains distributions	30	268	7	10,213	114
Total realized gain (loss) on investments
and capital gains distributions	51	134	8	14,188	144
Net unrealized appreciation
(depreciation) of investments	41	1,748	40	(5,246)	(52)
Net realized and unrealized gain (loss)
on investments	92	1,882	48	8,942	92
Net increase (decrease) in net assets
resulting from operations	$83	$1,843	$46	$7,975	$82
The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$160	$245	$416
Expenses:
Mortality and expense risk charges	217	15	87	179	249
Net investment income (loss)	(217)	(15)	73	66	167

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	380	16	117	693	643
Capital gains distributions	1,217	89	15	248	554
Total realized gain (loss) on investments
and capital gains distributions	1,597	105	132	941	1,197
Net unrealized appreciation
(depreciation) of investments	1,210	85	248	851	677
Net realized and unrealized gain (loss)
on investments	2,807	190	380	1,792	1,874
Net increase (decrease) in net assets
resulting from operations	$2,590	$175	$453	$1,858	$2,041

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$76	$318	$59	$75	$41
Expenses:
Mortality and expense risk charges	106	174	81	119	83
Net investment income (loss)	(30)	144	(22)	(44)	(42)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	143	242	343	54	96
Capital gains distributions	3,150	—	366	29	—
Total realized gain (loss) on investments
and capital gains distributions	3,293	242	709	83	96
Net unrealized appreciation
(depreciation) of investments	(1,470)	1,775	701	1,876	1,287
Net realized and unrealized gain (loss)
on investments	1,823	2,017	1,410	1,959	1,383
Net increase (decrease) in net assets
resulting from operations	$1,793	$2,161	$1,388	$1,915	$1,341
The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$36	$385	$130	$1
Expenses:
Mortality and expense risk charges	1	27	1,033	161	38
Net investment income (loss)	—	9	(648)	(31)	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	51	6,656	1,082	246
Capital gains distributions	—	—	330	466	94
Total realized gain (loss) on investments
and capital gains distributions	—	51	6,986	1,548	340
Net unrealized appreciation
(depreciation) of investments	3	96	12,513	1,093	(33)
Net realized and unrealized gain (loss)
on investments	3	147	19,499	2,641	307
Net increase (decrease) in net assets
resulting from operations	$3	$156	$18,851	$2,610	$270

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$36
Expenses:
Mortality and expense risk charges	—	591	242	56	69
Net investment income (loss)	—	(591)	(242)	(56)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	1,360	517	73	58
Capital gains distributions	—	5,447	1,582	422	159
Total realized gain (loss) on investments
and capital gains distributions	2	6,807	2,099	495	217
Net unrealized appreciation
(depreciation) of investments	1	(1,995)	(1,285)	(263)	148
Net realized and unrealized gain (loss)
on investments	3	4,812	814	232	365
Net increase (decrease) in net assets
resulting from operations	$3	$4,221	$572	$176	$332
The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2020	$339	$20,961	$12,781	$9,192	$27,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(255)	(6)	(62)	97
Total realized gain (loss) on investments
and capital gains distributions	(6)	1,526	493	104	1,510
Net unrealized appreciation
(depreciation) of investments	61	8,875	935	1,010	(512)
Net increase (decrease) in net assets
resulting from operations	53	10,146	1,422	1,052	1,095
Changes from principal transactions:
Premiums	17	817	497	454	417
Death benefits	—	(7)	(2)	(3)	(75)
Surrenders & withdrawals	(39)	(1,815)	(1,046)	(740)	(1,908)
Cost of insurance & administrative charges	(1)	(14)	(8)	(5)	(10)
Transfers between Divisions (including
fixed account), net	(16)	(294)	(438)	(124)	(662)
Increase (decrease) in net assets
derived from principal transactions	(39)	(1,313)	(997)	(418)	(2,238)
Total increase (decrease) in net assets	14	8,833	425	634	(1,143)
Net assets at December 31, 2020	353	29,794	13,206	9,826	26,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(377)	(41)	94	134
Total realized gain (loss) on investments
and capital gains distributions	27	5,290	460	377	3,991
Net unrealized appreciation
(depreciation) of investments	51	924	2,451	(714)	1,740
Net increase (decrease) in net assets
resulting from operations	74	5,837	2,870	(243)	5,865
Changes from principal transactions:
Premiums	6	832	479	449	416
Death benefits	—	(65)	(5)	(32)	(287)
Surrenders & withdrawals	4	(2,922)	(1,717)	(1,170)	(2,993)
Cost of insurance & administrative charges	(1)	(16)	(9)	(5)	(9)
Transfers between Divisions (including
fixed account), net	1	(70)	(35)	166	(296)
Increase (decrease) in net assets
derived from principal transactions	10	(2,241)	(1,287)	(592)	(3,169)
Total increase (decrease) in net assets	84	3,596	1,583	(835)	2,696
Net assets at December 31, 2021	$437	$33,390	$14,789	$8,991	$29,299
The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2020	$81,244	$100,010	$4,073	$10,934	$4,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(963)	329	(56)	95	4
Total realized gain (loss) on investments
and capital gains distributions	3,669	5,460	—	115	(337)
Net unrealized appreciation
(depreciation) of investments	18,778	9,121	—	664	414
Net increase (decrease) in net assets
resulting from operations	21,484	14,910	(56)	874	81
Changes from principal transactions:
Premiums	1,586	1,916	300	465	139
Death benefits	(241)	(360)	(2)	(78)	(105)
Surrenders & withdrawals	(7,035)	(6,715)	(893)	(1,095)	(456)
Cost of insurance & administrative charges	(31)	(43)	(3)	(6)	(3)
Transfers between Divisions (including
fixed account), net	(3,644)	(2,934)	1,693	1,111	(102)
Increase (decrease) in net assets
derived from principal transactions	(9,365)	(8,136)	1,095	397	(527)
Total increase (decrease) in net assets	12,119	6,774	1,039	1,271	(446)
Net assets at December 31, 2020	93,363	106,784	5,112	12,205	4,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,345)	(175)	(69)	72	(19)
Total realized gain (loss) on investments
and capital gains distributions	17,777	10,049	—	386	48
Net unrealized appreciation
(depreciation) of investments	6,871	17,510	—	(698)	987
Net increase (decrease) in net assets
resulting from operations	23,303	27,384	(69)	(240)	1,016
Changes from principal transactions:
Premiums	1,613	1,895	200	483	144
Death benefits	(323)	(671)	(82)	(77)	—
Surrenders & withdrawals	(8,710)	(11,950)	(742)	(1,059)	(592)
Cost of insurance & administrative charges	(29)	(43)	(3)	(5)	(3)
Transfers between Divisions (including
fixed account), net	(1,223)	220	304	123	36
Increase (decrease) in net assets
derived from principal transactions	(8,672)	(10,549)	(323)	(535)	(415)
Total increase (decrease) in net assets	14,631	16,835	(392)	(775)	601
Net assets at December 31, 2021	$107,994	$123,619	$4,720	$11,430	$4,955
The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net assets at January 1, 2020	$2,036	$4,192	$13,662	$3,621	$519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(30)	4	125	5
Total realized gain (loss) on investments
and capital gains distributions	58	404	—	(159)	15
Net unrealized appreciation
(depreciation) of investments	(28)	335	1,288	33	28
Net increase (decrease) in net assets
resulting from operations	26	709	1,292	(1)	48
Changes from principal transactions:
Premiums	74	97	562	196	—
Death benefits	—	—	(173)	—	(1)
Surrenders & withdrawals	(101)	(359)	(1,426)	(596)	(4)
Cost of insurance & administrative charges	(1)	(2)	(12)	(2)	—
Transfers between Divisions (including
fixed account), net	(39)	91	(562)	(125)	(2)
Increase (decrease) in net assets
derived from principal transactions	(67)	(173)	(1,611)	(527)	(7)
Total increase (decrease) in net assets	(41)	536	(319)	(528)	41
Net assets at December 31, 2020	1,995	4,728	13,343	3,093	560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(51)	436	116	2
Total realized gain (loss) on investments
and capital gains distributions	282	542	125	(19)	21
Net unrealized appreciation
(depreciation) of investments	268	479	(71)	32	56
Net increase (decrease) in net assets
resulting from operations	531	970	490	129	79
Changes from principal transactions:
Premiums	78	94	540	161	—
Death benefits	—	(5)	(23)	—	—
Surrenders & withdrawals	(150)	(704)	(2,730)	(284)	(33)
Cost of insurance & administrative charges	(1)	(2)	(11)	(2)	—
Transfers between Divisions (including
fixed account), net	9	49	81	42	(1)
Increase (decrease) in net assets
derived from principal transactions	(64)	(568)	(2,143)	(83)	(34)
Total increase (decrease) in net assets	467	402	(1,653)	46	45
Net assets at December 31, 2021	$2,462	$5,130	$11,690	$3,139	$605
The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2020	$28	$16,360	$1,621	$6,683	$40,941

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	347	(15)	253	(381)
Total realized gain (loss) on investments
and capital gains distributions	—	411	1	(50)	5,053
Net unrealized appreciation
(depreciation) of investments	—	245	—	32	6,360
Net increase (decrease) in net assets
resulting from operations	—	1,003	(14)	235	11,032
Changes from principal transactions:
Premiums	—	595	61	219	531
Death benefits	—	(1)	—	—	(56)
Surrenders & withdrawals	—	(1,392)	(407)	(600)	(3,288)
Cost of insurance & administrative charges	—	(9)	(1)	(4)	(19)
Transfers between Divisions (including
fixed account), net	17	547	67	(279)	(1,226)
Increase (decrease) in net assets
derived from principal transactions	17	(260)	(280)	(664)	(4,058)
Total increase (decrease) in net assets	17	743	(294)	(429)	6,974
Net assets at December 31, 2020	45	17,103	1,327	6,254	47,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	259	(20)	248	(695)
Total realized gain (loss) on investments
and capital gains distributions	—	6	—	10	10,095
Net unrealized appreciation
(depreciation) of investments	—	(642)	—	(23)	(1,259)
Net increase (decrease) in net assets
resulting from operations	(1)	(377)	(20)	235	8,141
Changes from principal transactions:
Premiums	—	619	63	230	550
Death benefits	—	(40)	(31)	(25)	(267)
Surrenders & withdrawals	(2)	(1,770)	(136)	(506)	(4,378)
Cost of insurance & administrative charges	—	(8)	(1)	(3)	(18)
Transfers between Divisions (including
fixed account), net	169	(7)	196	32	(434)
Increase (decrease) in net assets
derived from principal transactions	167	(1,206)	91	(272)	(4,547)
Total increase (decrease) in net assets	166	(1,583)	71	(37)	3,594
Net assets at December 31, 2021	$211	$15,520	$1,398	$6,217	$51,509
The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2020	$1,998	$4,458	$3,929	$2,328	$5,235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	31	22	13	202
Total realized gain (loss) on investments
and capital gains distributions	322	264	2	145	393
Net unrealized appreciation
(depreciation) of investments	228	(118)	42	229	(950)
Net increase (decrease) in net assets
resulting from operations	527	177	66	387	(355)
Changes from principal transactions:
Premiums	33	147	100	131	235
Death benefits	(19)	(6)	(3)	—	—
Surrenders & withdrawals	(263)	(529)	(387)	(182)	(360)
Cost of insurance & administrative charges	(5)	(2)	(2)	(2)	(2)
Transfers between Divisions (including
fixed account), net	(199)	(143)	113	(70)	(153)
Increase (decrease) in net assets
derived from principal transactions	(453)	(533)	(179)	(123)	(280)
Total increase (decrease) in net assets	74	(356)	(113)	264	(635)
Net assets at December 31, 2020	2,072	4,102	3,816	2,592	4,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	50	1	(8)	75
Total realized gain (loss) on investments
and capital gains distributions	462	53	4	454	78
Net unrealized appreciation
(depreciation) of investments	(74)	891	(60)	226	1,284
Net increase (decrease) in net assets
resulting from operations	357	994	(55)	672	1,437
Changes from principal transactions:
Premiums	36	136	106	102	220
Death benefits	(1)	(2)	(5)	(16)	(12)
Surrenders & withdrawals	(73)	(249)	(431)	(108)	(675)
Cost of insurance & administrative charges	(6)	(2)	(2)	(3)	(3)
Transfers between Divisions (including
fixed account), net	(31)	(68)	36	(152)	70
Increase (decrease) in net assets
derived from principal transactions	(75)	(185)	(296)	(177)	(400)
Total increase (decrease) in net assets	282	809	(351)	495	1,037
Net assets at December 31, 2021	$2,354	$4,911	$3,465	$3,087	$5,637
The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2020	$10,211	$472	$10,365	$23,298	$79,861

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	2	(104)	(280)	(85)
Total realized gain (loss) on investments
and capital gains distributions	332	19	754	908	6,104
Net unrealized appreciation
(depreciation) of investments	(356)	(21)	2,303	2,319	5,564
Net increase (decrease) in net assets
resulting from operations	38	—	2,953	2,947	11,583
Changes from principal transactions:
Premiums	210	14	405	392	3,841
Death benefits	(17)	—	(136)	(36)	(571)
Surrenders & withdrawals	(546)	(26)	(813)	(2,082)	(7,638)
Cost of insurance & administrative charges	(4)	(1)	(4)	(8)	(46)
Transfers between Divisions (including
fixed account), net	(151)	(35)	(294)	(466)	(1,975)
Increase (decrease) in net assets
derived from principal transactions	(508)	(48)	(842)	(2,200)	(6,389)
Total increase (decrease) in net assets	(470)	(48)	2,111	747	5,194
Net assets at December 31, 2020	9,741	424	12,476	24,045	85,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	—	(166)	(266)	(553)
Total realized gain (loss) on investments
and capital gains distributions	(334)	4	1,205	2,443	11,718
Net unrealized appreciation
(depreciation) of investments	2,902	105	(2,354)	1,827	2,318
Net increase (decrease) in net assets
resulting from operations	2,560	109	(1,315)	4,004	13,483
Changes from principal transactions:
Premiums	209	10	421	423	3,258
Death benefits	(24)	—	(4)	(110)	(186)
Surrenders & withdrawals	(1,131)	(106)	(1,139)	(2,134)	(14,835)
Cost of insurance & administrative charges	(4)	(1)	(4)	(9)	(50)
Transfers between Divisions (including
fixed account), net	38	(2)	(139)	(278)	277
Increase (decrease) in net assets
derived from principal transactions	(912)	(99)	(865)	(2,108)	(11,536)
Total increase (decrease) in net assets	1,648	10	(2,180)	1,896	1,947
Net assets at December 31, 2021	$11,389	$434	$10,296	$25,941	$87,002
The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net assets at January 1, 2020	$7,971	$494	$12,414	$345	$5,204

Increase (decrease) in net assets
Operations:
Net investment income (loss)	281	11	152	4	107
Total realized gain (loss) on investments
and capital gains distributions	(426)	(13)	464	10	572
Net unrealized appreciation
(depreciation) of investments	115	(2)	821	9	(802)
Net increase (decrease) in net assets
resulting from operations	(30)	(4)	1,437	23	(123)
Changes from principal transactions:
Premiums	355	11	324	10	310
Death benefits	—	—	(13)	—	—
Surrenders & withdrawals	(315)	(4)	(936)	(153)	(305)
Cost of insurance & administrative charges	(3)	(1)	(5)	(1)	(2)
Transfers between Divisions (including
fixed account), net	(128)	(11)	(182)	(10)	(90)
Increase (decrease) in net assets
derived from principal transactions	(91)	(5)	(812)	(154)	(87)
Total increase (decrease) in net assets	(121)	(9)	625	(131)	(210)
Net assets at December 31, 2020	7,850	485	13,039	214	4,994

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	1	(73)	2	53
Total realized gain (loss) on investments
and capital gains distributions	(226)	(8)	703	7	40
Net unrealized appreciation
(depreciation) of investments	2,036	119	(589)	(23)	417
Net increase (decrease) in net assets
resulting from operations	1,846	112	41	(14)	510
Changes from principal transactions:
Premiums	309	14	292	8	201
Death benefits	(14)	—	(28)	(1)	(4)
Surrenders & withdrawals	(951)	(19)	(1,011)	(19)	(586)
Cost of insurance & administrative charges	(3)	(2)	(5)	(1)	(2)
Transfers between Divisions (including
fixed account), net	24	(18)	22	3	(55)
Increase (decrease) in net assets
derived from principal transactions	(635)	(25)	(730)	(10)	(446)
Total increase (decrease) in net assets	1,211	87	(689)	(24)	64
Net assets at December 31, 2021	$9,061	$572	$12,350	$190	$5,058
The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2020	$362	$6,311	$268	$8,553	$565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	51	2	60	1
Total realized gain (loss) on investments
and capital gains distributions	36	132	12	431	34
Net unrealized appreciation
(depreciation) of investments	(51)	570	19	632	20
Net increase (decrease) in net assets
resulting from operations	(8)	753	33	1,123	55
Changes from principal transactions:
Premiums	21	350	9	457	10
Death benefits	—	(5)	—	(2)	—
Surrenders & withdrawals	(12)	(487)	(7)	(602)	(103)
Cost of insurance & administrative charges	(1)	(3)	(1)	(5)	(2)
Transfers between Divisions (including
fixed account), net	(13)	(143)	3	(257)	(8)
Increase (decrease) in net assets
derived from principal transactions	(5)	(288)	4	(409)	(103)
Total increase (decrease) in net assets	(13)	465	37	714	(48)
Net assets at December 31, 2020	349	6,776	305	9,267	517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	86	4	79	4
Total realized gain (loss) on investments
and capital gains distributions	(14)	466	19	382	23
Net unrealized appreciation
(depreciation) of investments	47	39	4	734	38
Net increase (decrease) in net assets
resulting from operations	36	591	27	1,195	65
Changes from principal transactions:
Premiums	9	296	16	470	10
Death benefits	—	(14)	—	—	—
Surrenders & withdrawals	(28)	(1,531)	(30)	(370)	—
Cost of insurance & administrative charges	(1)	(3)	(1)	(5)	(2)
Transfers between Divisions (including
fixed account), net	(10)	134	4	198	1
Increase (decrease) in net assets
derived from principal transactions	(30)	(1,118)	(11)	293	9
Total increase (decrease) in net assets	6	(527)	16	1,488	74
Net assets at December 31, 2021	$355	$6,249	$321	$10,755	$591
The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net assets at January 1, 2020	$3,960	$260	$3,740	$593	$3,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	—	46	5	9
Total realized gain (loss) on investments
and capital gains distributions	137	(8)	77	9	(74)
Net unrealized appreciation
(depreciation) of investments	462	19	211	34	129
Net increase (decrease) in net assets
resulting from operations	617	11	334	48	64
Changes from principal transactions:
Premiums	304	—	43	6	207
Death benefits	—	—	(84)	—	—
Surrenders & withdrawals	(241)	(91)	(640)	(131)	(144)
Cost of insurance & administrative charges	(4)	(1)	(2)	(1)	(1)
Transfers between Divisions (including
fixed account), net	105	—	(142)	—	(163)
Increase (decrease) in net assets
derived from principal transactions	164	(92)	(825)	(126)	(101)
Total increase (decrease) in net assets	781	(81)	(491)	(78)	(37)
Net assets at December 31, 2020	4,741	179	3,249	515	3,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	1	49	7	(18)
Total realized gain (loss) on investments
and capital gains distributions	376	15	188	31	113
Net unrealized appreciation
(depreciation) of investments	367	12	(80)	(15)	886
Net increase (decrease) in net assets
resulting from operations	762	28	157	23	981
Changes from principal transactions:
Premiums	342	—	66	3	182
Death benefits	—	—	(61)	(31)	—
Surrenders & withdrawals	(240)	(5)	(436)	(1)	(461)
Cost of insurance & administrative charges	(5)	(1)	(2)	(1)	(1)
Transfers between Divisions (including
fixed account), net	(2)	—	1	(55)	119
Increase (decrease) in net assets
derived from principal transactions	95	(6)	(432)	(85)	(161)
Total increase (decrease) in net assets	857	22	(275)	(62)	820
Net assets at December 31, 2021	$5,598	$201	$2,974	$453	$4,668
The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2020	$93	$7,009	$236	$2,345	$77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(96)	(3)	(30)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(8)	(193)	(11)	(74)	1
Net unrealized appreciation
(depreciation) of investments	1	2,334	82	528	15
Net increase (decrease) in net assets
resulting from operations	(7)	2,045	68	424	15
Changes from principal transactions:
Premiums	2	234	5	90	1
Death benefits	—	—	—	—	—
Surrenders & withdrawals	(23)	(570)	(14)	(161)	(2)
Cost of insurance & administrative charges	—	(3)	(1)	(1)	—
Transfers between Divisions (including
fixed account), net	—	(215)	(14)	(85)	1
Increase (decrease) in net assets
derived from principal transactions	(21)	(554)	(24)	(157)	—
Total increase (decrease) in net assets	(28)	1,491	44	267	15
Net assets at December 31, 2020	65	8,500	280	2,612	92

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(125)	(4)	(22)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	680	24	314	11
Net unrealized appreciation
(depreciation) of investments	17	1,011	32	261	10
Net increase (decrease) in net assets
resulting from operations	17	1,566	52	553	20
Changes from principal transactions:
Premiums	2	233	6	75	3
Death benefits	—	(16)	—	(21)	—
Surrenders & withdrawals	—	(805)	(14)	(592)	(10)
Cost of insurance & administrative charges	—	(3)	(1)	(1)	—
Transfers between Divisions (including
fixed account), net	(2)	22	—	(16)	1
Increase (decrease) in net assets
derived from principal transactions	—	(569)	(9)	(555)	(6)
Total increase (decrease) in net assets	17	997	43	(2)	14
Net assets at December 31, 2021	$82	$9,497	$323	$2,610	$106
The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Initial Class
Net assets at January 1, 2020	$6,255	$127	$13,915	$724	$42,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	1	69	2	(98)
Total realized gain (loss) on investments
and capital gains distributions	180	9	360	21	2,258
Net unrealized appreciation
(depreciation) of investments	(432)	(15)	644	36	7,952
Net increase (decrease) in net assets
resulting from operations	(186)	(5)	1,073	59	10,112
Changes from principal transactions:
Premiums	174	3	549	18	806
Death benefits	(6)	—	(27)	—	(121)
Surrenders & withdrawals	(445)	(6)	(729)	(44)	(3,111)
Cost of insurance & administrative charges	(3)	—	(9)	(2)	(16)
Transfers between Divisions (including
fixed account), net	(133)	(17)	(314)	(17)	(1,214)
Increase (decrease) in net assets
derived from principal transactions	(413)	(20)	(530)	(45)	(3,656)
Total increase (decrease) in net assets	(599)	(25)	543	14	6,456
Net assets at December 31, 2020	5,656	102	14,458	738	48,798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	—	(6)	(2)	(714)
Total realized gain (loss) on investments
and capital gains distributions	224	4	333	16	5,092
Net unrealized appreciation
(depreciation) of investments	1,481	27	2,081	107	2,187
Net increase (decrease) in net assets
resulting from operations	1,725	31	2,408	121	6,565
Changes from principal transactions:
Premiums	163	2	458	21	840
Death benefits	(3)	—	(73)	(44)	(222)
Surrenders & withdrawals	(650)	(6)	(2,295)	(56)	(5,198)
Cost of insurance & administrative charges	(4)	—	(9)	(2)	(16)
Transfers between Divisions (including
fixed account), net	37	—	(14)	23	(258)
Increase (decrease) in net assets
derived from principal transactions	(457)	(4)	(1,933)	(58)	(4,854)
Total increase (decrease) in net assets	1,268	27	475	63	1,711
Net assets at December 31, 2021	$6,924	$129	$14,933	$801	$50,509
The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2020	$662	$7,988	$235	$57,935	$823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(3)	(1)	(733)	(10)
Total realized gain (loss) on investments
and capital gains distributions	55	162	(11)	7,418	144
Net unrealized appreciation
(depreciation) of investments	103	(386)	3	8,909	73
Net increase (decrease) in net assets
resulting from operations	155	(227)	(9)	15,594	207
Changes from principal transactions:
Premiums	25	175	3	783	16
Death benefits	—	(13)	—	(760)	—
Surrenders & withdrawals	(180)	(531)	(27)	(4,842)	(267)
Cost of insurance & administrative charges	(2)	(2)	—	(23)	(2)
Transfers between Divisions (including
fixed account), net	(49)	(548)	(34)	(1,541)	(33)
Increase (decrease) in net assets
derived from principal transactions	(206)	(919)	(58)	(6,383)	(286)
Total increase (decrease) in net assets	(51)	(1,146)	(67)	9,211	(79)
Net assets at December 31, 2020	611	6,842	168	67,146	744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(39)	(2)	(967)	(10)
Total realized gain (loss) on investments
and capital gains distributions	51	134	8	14,188	144
Net unrealized appreciation
(depreciation) of investments	41	1,748	40	(5,246)	(52)
Net increase (decrease) in net assets
resulting from operations	83	1,843	46	7,975	82
Changes from principal transactions:
Premiums	18	187	4	847	17
Death benefits	—	(11)	—	(173)	—
Surrenders & withdrawals	(46)	(749)	(15)	(6,140)	(65)
Cost of insurance & administrative charges	(2)	(2)	—	(21)	(2)
Transfers between Divisions (including
fixed account), net	12	(48)	(32)	(524)	(17)
Increase (decrease) in net assets
derived from principal transactions	(18)	(623)	(43)	(6,011)	(67)
Total increase (decrease) in net assets	65	1,220	3	1,964	15
Net assets at December 31, 2021	$676	$8,062	$171	$69,110	$759
The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2020	$11,617	$769	$6,103	$11,032	$16,181

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(174)	(12)	72	73	142
Total realized gain (loss) on investments
and capital gains distributions	602	32	192	1,138	1,136
Net unrealized appreciation
(depreciation) of investments	3,452	233	244	197	408
Net increase (decrease) in net assets
resulting from operations	3,880	253	508	1,408	1,686
Changes from principal transactions:
Premiums	383	10	286	617	645
Death benefits	(9)	—	—	—	—
Surrenders & withdrawals	(758)	(32)	(715)	(802)	(1,358)
Cost of insurance & administrative charges	(5)	(2)	(4)	(12)	(13)
Transfers between Divisions (including
fixed account), net	(686)	(27)	120	46	(298)
Increase (decrease) in net assets
derived from principal transactions	(1,075)	(51)	(313)	(151)	(1,024)
Total increase (decrease) in net assets	2,805	202	195	1,257	662
Net assets at December 31, 2020	14,422	971	6,298	12,289	16,843

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	(15)	73	66	167
Total realized gain (loss) on investments
and capital gains distributions	1,597	105	132	941	1,197
Net unrealized appreciation
(depreciation) of investments	1,210	85	248	851	677
Net increase (decrease) in net assets
resulting from operations	2,590	175	453	1,858	2,041
Changes from principal transactions:
Premiums	392	9	214	647	698
Death benefits	(4)	—	(11)	(11)	—
Surrenders & withdrawals	(1,535)	(66)	(1,036)	(1,542)	(2,379)
Cost of insurance & administrative charges	(5)	(3)	(4)	(14)	(14)
Transfers between Divisions (including
fixed account), net	22	35	105	(213)	709
Increase (decrease) in net assets
derived from principal transactions	(1,130)	(25)	(732)	(1,133)	(986)
Total increase (decrease) in net assets	1,460	150	(279)	725	1,055
Net assets at December 31, 2021	$15,882	$1,121	$6,019	$13,014	$17,898
The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2020	$6,307	$13,266	$5,006	$7,795	$5,089

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	125	7	3	(10)
Total realized gain (loss) on investments
and capital gains distributions	639	21	678	(66)	(63)
Net unrealized appreciation
(depreciation) of investments	303	(551)	(88)	469	228
Net increase (decrease) in net assets
resulting from operations	942	(405)	597	406	155
Changes from principal transactions:
Premiums	90	334	131	284	264
Death benefits	(8)	(117)	—	(8)	(1)
Surrenders & withdrawals	(392)	(1,028)	(306)	(608)	(377)
Cost of insurance & administrative charges	(3)	(6)	(2)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(58)	(425)	(120)	(204)	(48)
Increase (decrease) in net assets
derived from principal transactions	(371)	(1,242)	(297)	(539)	(164)
Total increase (decrease) in net assets	571	(1,647)	300	(133)	(9)
Net assets at December 31, 2020	6,878	11,619	5,306	7,662	5,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	144	(22)	(44)	(42)
Total realized gain (loss) on investments
and capital gains distributions	3,293	242	709	83	96
Net unrealized appreciation
(depreciation) of investments	(1,470)	1,775	701	1,876	1,287
Net increase (decrease) in net assets
resulting from operations	1,793	2,161	1,388	1,915	1,341
Changes from principal transactions:
Premiums	105	326	140	272	254
Death benefits	(21)	(37)	(56)	(37)	(26)
Surrenders & withdrawals	(726)	(1,268)	(542)	(924)	(594)
Cost of insurance & administrative charges	(4)	(5)	(2)	(3)	(2)
Transfers between Divisions (including
fixed account), net	(87)	8	(21)	(177)	6
Increase (decrease) in net assets
derived from principal transactions	(733)	(976)	(481)	(869)	(362)
Total increase (decrease) in net assets	1,060	1,185	907	1,046	979
Net assets at December 31, 2021	$7,938	$12,804	$6,213	$8,708	$6,059
The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2020	$35	$1,511	$54,752	$9,514	$2,355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	(474)	11	(29)
Total realized gain (loss) on investments
and capital gains distributions	—	8	7,219	1,448	326
Net unrealized appreciation
(depreciation) of investments	2	71	12,088	346	405
Net increase (decrease) in net assets
resulting from operations	3	94	18,833	1,805	702
Changes from principal transactions:
Premiums	3	85	638	161	108
Death benefits	—	—	(170)	(41)	—
Surrenders & withdrawals	—	(55)	(4,072)	(1,232)	(304)
Cost of insurance & administrative charges	—	(1)	(26)	(4)	(1)
Transfers between Divisions (including
fixed account), net	—	55	(1,357)	491	(154)
Increase (decrease) in net assets
derived from principal transactions	3	84	(4,987)	(625)	(351)
Total increase (decrease) in net assets	6	178	13,846	1,180	351
Net assets at December 31, 2020	41	1,689	68,598	10,694	2,706

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	(648)	(31)	(37)
Total realized gain (loss) on investments
and capital gains distributions	—	51	6,986	1,548	340
Net unrealized appreciation
(depreciation) of investments	3	96	12,513	1,093	(33)
Net increase (decrease) in net assets
resulting from operations	3	156	18,851	2,610	270
Changes from principal transactions:
Premiums	4	71	651	175	151
Death benefits	—	(5)	(379)	(52)	(1)
Surrenders & withdrawals	—	(107)	(6,144)	(1,219)	(377)
Cost of insurance & administrative charges	—	(1)	(25)	(4)	(1)
Transfers between Divisions (including
fixed account), net	1	161	(713)	(58)	(13)
Increase (decrease) in net assets
derived from principal transactions	5	119	(6,610)	(1,158)	(241)
Total increase (decrease) in net assets	8	275	12,241	1,452	29
Net assets at December 31, 2021	$49	$1,964	$80,839	$12,146	$2,735
The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Net assets at January 1, 2020	$114	$33,265	$15,329	$3,698	$4,507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(433)	(200)	(23)	(56)
Total realized gain (loss) on investments
and capital gains distributions	(13)	2,775	142	113	(128)
Net unrealized appreciation
(depreciation) of investments	18	9,535	3,495	717	1,024
Net increase (decrease) in net assets
resulting from operations	5	11,877	3,437	807	840
Changes from principal transactions:
Premiums	—	475	299	126	147
Death benefits	—	(255)	(65)	(8)	(3)
Surrenders & withdrawals	(82)	(2,516)	(1,112)	(490)	(561)
Cost of insurance & administrative charges	—	(15)	(7)	(2)	(3)
Transfers between Divisions (including
fixed account), net	(15)	(1,217)	(447)	(159)	(175)
Increase (decrease) in net assets
derived from principal transactions	(97)	(3,528)	(1,332)	(533)	(595)
Total increase (decrease) in net assets	(92)	8,349	2,105	274	245
Net assets at December 31, 2020	22	41,614	17,434	3,972	4,752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(591)	(242)	(56)	(33)
Total realized gain (loss) on investments
and capital gains distributions	2	6,807	2,099	495	217
Net unrealized appreciation
(depreciation) of investments	1	(1,995)	(1,285)	(263)	148
Net increase (decrease) in net assets
resulting from operations	3	4,221	572	176	332
Changes from principal transactions:
Premiums	—	481	364	97	185
Death benefits	—	(335)	(149)	(18)	(20)
Surrenders & withdrawals	(6)	(4,291)	(1,835)	(392)	(507)
Cost of insurance & administrative charges	—	(15)	(7)	(2)	(3)
Transfers between Divisions (including
fixed account), net	(1)	(733)	(201)	(97)	(22)
Increase (decrease) in net assets
derived from principal transactions	(7)	(4,893)	(1,828)	(412)	(367)
Total increase (decrease) in net assets	(4)	(672)	(1,256)	(236)	(35)
Net assets at December 31, 2021	$18	$40,942	$16,178	$3,736	$4,717
The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1. ORGANIZATION
ReliaStar Life Insurance Company Separate Account N (the “Account”) was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2021, the Account had 80 investment divisions (the “Divisions”), 16 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2021, and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Intermediate Bond Portfolio - Class I
Invesco V.I. Main Street Small Cap Fund - Series I	Voya Investors Trust:
American Funds Insurance Series:	Voya Government Liquid Assets Portfolio - Class I
American Funds Insurance Series® Growth Fund - Class 2	Voya High Yield Portfolio - Institutional Class
American Funds Insurance Series® Growth-Income Fund - Class 2	Voya Large Cap Growth Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	Voya Large Cap Growth Portfolio - Service Class
Fidelity Variable Insurance Products Fund:	Voya Large Cap Value Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Limited Maturity Bond Portfolio - Service Class
Fidelity Variable Insurance Products Fund II:	Voya U.S. Stock Index Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	VY® Invesco Growth and Income Portfolio - Service Class
Fidelity Variable Insurance Products Fund V:	VY® Invesco Growth and Income Portfolio - Service 2 Class
Fidelity® VIP Government Money Market Portfolio - Initial Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Franklin Templeton Variable Insurance Products Trust:	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Franklin Small Cap Value VIP Fund - Class 2	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Lord Abbett Series Fund, Inc.:	VY® T. Rowe Price Equity Income Portfolio - Service Class
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Neuberger Berman Advisers Management Trust:	Voya Partners, Inc.:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Global Bond Portfolio - Service Class
PIMCO Variable Insurance Trust:	Voya International High Dividend Low Volatility Portfolio - Initial Class
PIMCO VIT Real Return Portfolio - Administrative Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Pioneer Variable Contracts Trust:	Voya Solution 2025 Portfolio - Initial Class
Pioneer High Yield VCT Portfolio - Class I	Voya Solution 2025 Portfolio - Service Class
Voya Balanced Portfolio, Inc.:	Voya Solution 2035 Portfolio - Initial Class
Voya Balanced Portfolio - Class I	Voya Solution 2035 Portfolio - Service Class
Voya Government Money Market Portfolio:	Voya Solution 2045 Portfolio - Initial Class
Voya Government Money Market Portfolio - Class I	Voya Solution 2045 Portfolio - Service Class
Voya Intermediate Bond Portfolio:	Voya Solution Income Portfolio - Initial Class

36

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Voya Solution Income Portfolio - Service Class	Voya Strategic Allocation Growth Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya Strategic Allocation Moderate Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Variable Funds:
VY® Baron Growth Portfolio - Initial Class	Voya Growth and Income Portfolio - Class I
VY® Baron Growth Portfolio - Service Class	Voya Variable Portfolios, Inc.:
VY® Columbia Contrarian Core Portfolio - Initial Class	Voya Global High Dividend Low Volatility Portfolio - Class I
VY® Columbia Contrarian Core Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class I
VY® Invesco Comstock Portfolio - Initial Class	Voya Index Plus MidCap Portfolio - Class I
VY® Invesco Comstock Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Initial Class	Voya International Index Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Service Class	Voya International Index Portfolio - Class S
VY® Invesco Global Portfolio - Initial Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® Invesco Global Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Variable Products Trust:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class I
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
VY® T. Rowe Price Growth Equity Portfolio - Service Class	Wanger Advisors Trust:
Voya Strategic Allocation Portfolios, Inc.:	Wanger Select
Voya Strategic Allocation Conservative Portfolio - Class I	Wanger USA

The names of certain Divisions were changed during 2021. The following is a summary of the current and former names for those Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Voya Partners, Inc.:	Voya Partners, Inc.:
VY® Invesco Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Service Class
During 2021, there were no Divisions closed to contract owners.
37

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, surrenders and withdrawals, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

38

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

3. FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2021 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2021. The Account had no liabilities as of December 31, 2021.
The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of 0.15% to 0.20% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

39

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5. RELATED PARTY TRANSACTIONS
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.

40

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series I	$38	$6
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	4,721	3,241
American Funds Insurance Series® Growth-Income Fund - Class 2	623	1,809
American Funds Insurance Series® International Fund - Class 2	708	1,205
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,803	3,713
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,846	10,346
Fidelity® VIP Index 500 Portfolio - Initial Class	3,256	13,124
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,460	1,852
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,105	1,254
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	398	699
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	295	160
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	304	832
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	923	2,629
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	350	318
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	19	42
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	169	3
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	912	1,859
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	250	179
Voya High Yield Portfolio - Institutional Class	641	665
Voya Large Cap Growth Portfolio - Institutional Class	9,336	5,466
Voya Large Cap Growth Portfolio - Service Class	494	181
Voya Large Cap Value Portfolio - Institutional Class	569	650
Voya Limited Maturity Bond Portfolio - Service Class	252	546
Voya U.S. Stock Index Portfolio - Institutional Class	605	515
VY® Clarion Global Real Estate Portfolio - Institutional Class	334	660
VY® Invesco Growth and Income Portfolio - Service Class	296	1,215
VY® Invesco Growth and Income Portfolio - Service 2 Class	14	113
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,216	1,388
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	1,597	2,755
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	11,419	13,461
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	599	1,051
VY® T. Rowe Price Equity Income Portfolio - Service Class	50	66
VY® T. Rowe Price International Stock Portfolio - Institutional Class	679	1,156
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	31	33
Voya International High Dividend Low Volatility Portfolio - Initial Class	272	665
41

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Partners, Inc.: (continued)
Voya International High Dividend Low Volatility Portfolio - Service Class	$33	$59
Voya Solution 2025 Portfolio - Initial Class	906	1,661
Voya Solution 2025 Portfolio - Service Class	40	34
Voya Solution 2035 Portfolio - Initial Class	1,191	418
Voya Solution 2035 Portfolio - Service Class	57	21
Voya Solution 2045 Portfolio - Initial Class	788	302
Voya Solution 2045 Portfolio - Service Class	18	8
Voya Solution Income Portfolio - Initial Class	266	538
Voya Solution Income Portfolio - Service Class	32	94
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	424	603
VY® American Century Small-Mid Cap Value Portfolio - Service Class	3	2
VY® Baron Growth Portfolio - Initial Class	845	909
VY® Baron Growth Portfolio - Service Class	27	17
VY® Columbia Contrarian Core Portfolio - Initial Class	419	707
VY® Columbia Contrarian Core Portfolio - Service Class	16	12
VY® Invesco Comstock Portfolio - Initial Class	369	806
VY® Invesco Comstock Portfolio - Service Class	2	7
VY® Invesco Equity and Income Portfolio - Initial Class	615	2,375
VY® Invesco Equity and Income Portfolio - Service Class	64	115
VY® Invesco Global Portfolio - Initial Class	2,581	5,919
VY® Invesco Global Portfolio - Service Class	61	58
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	548	942
VY® JPMorgan Mid Cap Value Portfolio - Service Class	10	48
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	10,470	7,235
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	127	89
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,550	1,680
VY® T. Rowe Price Growth Equity Portfolio - Service Class	137	89
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	660	1,304
Voya Strategic Allocation Growth Portfolio - Class I	1,085	1,904
Voya Strategic Allocation Moderate Portfolio - Class I	2,283	2,549
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	3,339	951
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	567	1,399
Voya Index Plus LargeCap Portfolio - Class I	574	710
Voya Index Plus MidCap Portfolio - Class I	305	1,190
Voya Index Plus SmallCap Portfolio - Class I	303	708
Voya International Index Portfolio - Class I	4	1
Voya International Index Portfolio - Class S	402	274
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,112	8,040
Voya Russell™ Large Cap Index Portfolio - Class I	712	1,435
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	423	607
Voya Small Company Portfolio - Class I	—	7
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	5,613	5,651
Voya SmallCap Opportunities Portfolio - Class I	2,078	2,567
Wanger Advisors Trust:
Wanger Select	459	504
Wanger USA	613	854

42

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7. CHANGES IN UNITS
The net changes in units outstanding follow:

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series I	324	84	240	829	2,217	(1,388)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	33,456	87,085	(53,629)	62,494	105,703	(43,209)
American Funds Insurance Series® Growth-Income Fund - Class 2	24,513	69,986	(45,473)	34,142	78,988	(44,846)
American Funds Insurance Series® International Fund - Class 2	52,942	90,002	(37,060)	57,885	90,777	(32,892)
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	12,919	71,828	(58,909)	25,419	79,643	(54,224)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	23,669	102,927	(79,258)	32,672	148,475	(115,803)
Fidelity® VIP Index 500 Portfolio - Initial Class	48,192	179,682	(131,490)	76,672	215,787	(139,115)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	127,907	153,883	(25,976)	329,419	243,202	86,217
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	44,678	69,436	(24,758)	126,173	107,442	18,731
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	10,134	22,881	(12,747)	10,106	33,084	(22,978)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	4,450	7,259	(2,809)	10,580	13,809	(3,229)
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	5,587	18,430	(12,843)	12,081	17,437	(5,356)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	56,300	183,402	(127,102)	80,797	183,360	(102,563)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	13,576	17,523	(3,947)	21,127	48,351	(27,224)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	1,503	(1,503)	—	331	(331)
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	17,433	252	17,181	4,065	2,261	1,804
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	65,432	139,438	(74,006)	156,598	174,048	(17,450)
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	28,055	18,924	9,131	40,319	68,338	(28,019)
Voya High Yield Portfolio - Institutional Class	41,579	65,870	(24,291)	42,443	109,565	(67,122)
Voya Large Cap Growth Portfolio - Institutional Class	25,093	137,168	(112,075)	51,164	181,958	(130,794)
Voya Large Cap Growth Portfolio - Service Class	2,500	4,425	(1,925)	2,679	16,316	(13,637)
Voya Large Cap Value Portfolio - Institutional Class	24,263	33,874	(9,611)	20,103	50,567	(30,464)
Voya Limited Maturity Bond Portfolio - Service Class	26,992	52,827	(25,835)	41,316	57,240	(15,924)
Voya U.S. Stock Index Portfolio - Institutional Class	5,716	10,295	(4,579)	11,290	14,849	(3,559)
VY® Clarion Global Real Estate Portfolio - Institutional Class	22,923	46,592	(23,669)	28,577	49,756	(21,179)
VY® Invesco Growth and Income Portfolio - Service Class	13,928	45,804	(31,876)	17,205	42,347	(25,142)
VY® Invesco Growth and Income Portfolio - Service 2 Class	419	3,853	(3,434)	844	3,127	(2,283)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	18,904	41,415	(22,511)	20,668	50,614	(29,946)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	20,484	68,372	(47,888)	26,121	95,463	(69,342)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	125,779	413,287	(287,508)	320,767	534,994	(214,227)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	15,428	33,817	(18,389)	22,879	26,648	(3,769)
VY® T. Rowe Price Equity Income Portfolio - Service Class	451	1,171	(720)	543	745	(202)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	23,936	53,470	(29,534)	29,500	72,173	(42,673)

43

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	1,402	2,135	(733)	1,421	11,677	(10,256)
Voya International High Dividend Low Volatility Portfolio - Initial Class	27,045	66,446	(39,401)	47,373	56,910	(9,537)
Voya International High Dividend Low Volatility Portfolio - Service Class	2,630	5,245	(2,615)	2,552	3,009	(457)
Voya Solution 2025 Portfolio - Initial Class	32,606	94,637	(62,031)	51,012	69,013	(18,001)
Voya Solution 2025 Portfolio - Service Class	890	1,443	(553)	688	454	234
Voya Solution 2035 Portfolio - Initial Class	36,822	21,945	14,877	38,118	60,186	(22,068)
Voya Solution 2035 Portfolio - Service Class	1,037	662	375	1,052	6,409	(5,357)
Voya Solution 2045 Portfolio - Initial Class	18,317	13,466	4,851	32,856	22,753	10,103
Voya Solution 2045 Portfolio - Service Class	—	214	(214)	—	5,036	(5,036)
Voya Solution Income Portfolio - Initial Class	4,227	30,214	(25,987)	6,343	61,063	(54,720)
Voya Solution Income Portfolio - Service Class	168	4,893	(4,725)	383	8,311	(7,928)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	8,340	11,017	(2,677)	7,053	9,597	(2,544)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	65	31	34	91	1,052	(961)
VY® Baron Growth Portfolio - Initial Class	5,339	12,260	(6,921)	7,843	17,524	(9,681)
VY® Baron Growth Portfolio - Service Class	125	310	(185)	200	885	(685)
VY® Columbia Contrarian Core Portfolio - Initial Class	4,389	19,411	(15,022)	7,800	14,143	(6,343)
VY® Columbia Contrarian Core Portfolio - Service Class	126	301	(175)	54	84	(30)
VY® Invesco Comstock Portfolio - Initial Class	9,533	21,417	(11,884)	12,652	27,833	(15,181)
VY® Invesco Comstock Portfolio - Service Class	85	246	(161)	182	1,221	(1,039)
VY® Invesco Equity and Income Portfolio - Initial Class	24,372	93,713	(69,341)	39,494	64,981	(25,487)
VY® Invesco Equity and Income Portfolio - Service Class	2,042	4,300	(2,258)	1,442	3,322	(1,880)
VY® Invesco Global Portfolio - Initial Class	28,383	116,296	(87,913)	36,397	127,375	(90,978)
VY® Invesco Global Portfolio - Service Class	993	1,459	(466)	1,352	7,967	(6,615)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	7,126	19,352	(12,226)	8,502	32,768	(24,266)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	129	1,346	(1,217)	166	2,442	(2,276)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	27,458	142,770	(115,312)	38,856	208,395	(169,539)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	437	1,858	(1,421)	538	7,533	(6,995)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	10,763	25,848	(15,085)	20,583	39,063	(18,480)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	1,106	1,583	(477)	1,419	2,760	(1,341)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	28,257	60,208	(31,951)	39,081	54,901	(15,820)
Voya Strategic Allocation Growth Portfolio - Class I	25,939	62,133	(36,194)	33,096	38,505	(5,409)
Voya Strategic Allocation Moderate Portfolio - Class I	64,422	99,511	(35,089)	39,721	84,300	(44,579)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	6,895	27,315	(20,420)	11,716	25,010	(13,294)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	47,378	117,139	(69,761)	60,793	168,540	(107,747)
Voya Index Plus LargeCap Portfolio - Class I	5,197	15,853	(10,656)	13,610	23,907	(10,297)
Voya Index Plus MidCap Portfolio - Class I	9,235	27,532	(18,297)	17,105	33,189	(16,084)
Voya Index Plus SmallCap Portfolio - Class I	9,776	17,522	(7,746)	18,463	23,919	(5,456)
Voya International Index Portfolio - Class I	204	20	184	246	21	225
Voya International Index Portfolio - Class S	16,843	10,084	6,759	15,222	10,048	5,174
Voya Russell™ Large Cap Growth Index Portfolio - Class I	22,482	125,848	(103,366)	34,223	142,926	(108,703)
Voya Russell™ Large Cap Index Portfolio - Class I	6,485	30,434	(23,949)	28,676	45,899	(17,223)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	7,830	12,703	(4,873)	7,114	15,986	(8,872)
Voya Small Company Portfolio - Class I	—	171	(171)	—	3,134	(3,134)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	25,860	164,673	(138,813)	35,440	177,825	(142,385)
Voya SmallCap Opportunities Portfolio - Class I	12,145	34,587	(22,442)	10,075	31,314	(21,239)
Wanger Advisors Trust:
Wanger Select	2,998	12,929	(9,931)	5,634	22,003	(16,369)
Wanger USA	11,496	19,758	(8,262)	9,977	27,631	(17,654)

44

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, follows:

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	RatioC	(lowest to highest)
Invesco V.I. Main Street Small Cap Fund - Series I
	2021		11		$41.52		$437	0.51%	1.40%		20.87%
	2020		10		$34.35		$353	0.58%	1.40%		18.24%
	2019		12		$29.05		$339	0.30%	1.40%		24.73%
	2018		14		$23.29		$318	0.29%	1.40%		-11.58%
	2017		14		$26.34		$365	0.92%	1.40%		12.56%
American Funds Insurance Series® Growth Fund - Class 2
	2021		731		$45.69		$33,390	0.22%	1.40%		20.30%
	2020		784		$37.98		$29,794	0.29%	1.40%		50.00%
	2019		828		$25.32		$20,961	0.76%	1.40%		28.92%
	2018		870		$19.64		$17,080	0.46%	1.40%		-1.65%
	2017		921		$19.96		$18,381	0.51%	1.40%		26.55%
American Funds Insurance Series® Growth-Income Fund - Class 2
	2021		491		$30.15		$14,789	1.14%	1.40%		22.36%
	2020		536		$24.64		$13,206	1.26%	1.40%		12.00%
	2019		581		$22.00		$12,781	1.70%	1.40%		24.36%
	2018		606		$17.69		$10,723	1.47%	1.40%		-3.17%
	2017		662		$18.27		$12,094	1.40%	1.40%		20.67%
American Funds Insurance Series® International Fund - Class 2
	2021		603		$14.91		$8,991	2.42%	1.40%		-2.87%
	2020		640		$15.35		$9,826	0.58%	1.40%		12.37%
	2019		673		$13.66		$9,192	1.48%	1.40%		21.21%
	2018		683		$11.27		$7,693	1.71%	1.40%		-14.36%
	2017		737		$13.16		$9,700	1.30%	1.40%		30.30%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2021		498		$58.80		$29,299	1.91%	1.40%		23.17%
	2020		557		$47.74		$26,603	1.61%	1.40%		5.20%
	2019		611		$45.38		$27,746	2.02%	1.40%		25.67%
	2018		675		$36.11		$24,357	2.25%	1.40%		-9.57%
	2017		768		$39.93		$30,647	1.65%	1.40%		11.32%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2021		883		$122.36		$107,994	0.06%	1.40%		26.07%
	2020		962		$97.06		$93,363	0.24%	1.40%		28.74%
	2019		1,078		$75.39		$81,244	0.47%	1.40%		29.76%
	2018		1,190		$58.10		$69,165	0.74%	1.40%		-7.69%
	2017		1,306		$62.94		$82,177	1.00%	1.40%		20.18%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2021		1,381		$89.53		$123,619	1.26%	1.40%		26.80%
	2020		1,512		$70.61		$106,784	1.60%	1.40%		16.60%
	2019		1,651		$60.56		$100,010	1.99%	1.40%		29.51%
	2018		1,788		$46.76		$83,619	1.94%	1.40%		-5.82%
	2017		1,936		$49.65		$96,100	1.78%	1.40%		20.01%
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2021		381		$12.38		$4,720	0.00%	1.40%		-1.35%
	2020		407		$12.55		$5,112	0.30%	1.40%		-1.10%
	2019		321	$9.81	to	$12.69	$4,073	1.90%	1.40%	0.62%	to	0.63%
	2018		394	$9.75	to	$12.61	$4,961	1.57%	1.40%	0.21%	to	0.24%
	2017		414	$9.73	to	$12.58	$5,204	0.66%	1.40%	-0.79%	to	-0.71%
45

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund			Net	Investment
		Inception	Units	Unit Fair Value	Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)	(000's)	RatioB	RatioC	(lowest to highest)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2021		532	$21.50	$11,430	1.99%	1.40%	-2.01%
	2020		556	$21.94	$12,205	2.25%	1.40%	7.87%
	2019		538	$20.34	$10,934	2.73%	1.40%	8.19%
	2018		553	$18.80	$10,396	2.40%	1.40%	-1.93%
	2017		591	$19.17	$11,324	2.36%	1.40%	2.73%
Franklin Small Cap Value VIP Fund - Class 2
	2021		148	$33.59	$4,955	1.07%	1.40%	23.63%
	2020		160	$27.17	$4,354	1.29%	1.40%	3.74%
	2019		183	$26.19	$4,800	1.07%	1.40%	24.60%
	2018		198	$21.02	$4,154	0.96%	1.40%	-14.10%
	2017		212	$24.47	$5,187	0.50%	1.40%	9.09%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
	2021		99	$24.90	$2,462	0.58%	1.40%	26.91%
	2020		102	$19.62	$1,995	0.99%	1.40%	1.08%
	2019		105	$19.41	$2,036	0.92%	1.40%	20.93%
	2018		117	$16.05	$1,880	0.70%	1.40%	-16.23%
	2017		125	$19.16	$2,393	0.60%	1.40%	5.33%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
	2021		105	$48.81	$5,130	0.37%	1.40%	21.75%
	2020		118	$40.09	$4,728	0.56%	1.40%	17.91%
	2019		123	$34.00	$4,192	0.41%	1.40%	24.13%
	2018		131	$27.39	$3,577	0.50%	1.40%	-7.03%
	2017		148	$29.46	$4,363	0.49%	1.40%	16.77%
PIMCO VIT Real Return Portfolio - Administrative Class
	2021		675	$17.33	$11,690	4.88%	1.40%	4.15%
	2020		802	$16.64	$13,343	1.43%	1.40%	10.13%
	2019		904	$15.11	$13,662	1.68%	1.40%	6.94%
	2018		984	$14.13	$13,902	2.49%	1.40%	-3.55%
	2017		1,043	$14.65	$15,280	2.33%	1.40%	2.23%
Pioneer High Yield VCT Portfolio - Class I
	2021		145	$21.68	$3,139	5.13%	1.40%	4.28%
	2020		149	$20.79	$3,093	5.03%	1.40%	1.02%
	2019		176	$20.58	$3,621	4.99%	1.40%	12.89%
	2018		180	$18.23	$3,273	4.81%	1.40%	-4.65%
	2017		181	$19.12	$3,469	4.64%	1.40%	5.75%
Voya Balanced Portfolio - Class I
	2021		26	$23.24	$605	1.72%	1.40%	14.26%
	2020		28	$20.34	$560	2.22%	1.40%	9.35%
	2019		28	$18.60	$519	2.45%	1.40%	17.42%
	2018		29	$15.84	$459	2.41%	1.40%	-8.12%
	2017		31	$17.24	$538	2.56%	1.40%	13.12%
Voya Government Money Market Portfolio - Class I
	2021		22	$9.69	$211	0.00%	1.40%	-1.32%
	2020		5	$9.82	$45	0.00%	1.40%	-1.11%
	2019		3	$9.93	$28	3.57%	1.40%	0.51%
	2018		3	$9.88	$28	0.00%	1.40%	0.20%
	2017		3	$9.86	$29	0.58%	1.40%	-0.80%
46

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund			Net	Investment
		Inception	Units	Unit Fair Value	Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)	(000's)	RatioB	RatioC	(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
	2021		959	$16.18	$15,520	2.96%	1.40%	-2.24%
	2020		1,033	$16.55	$17,103	3.48%	1.40%	6.29%
	2019		1,051	$15.57	$16,360	3.45%	1.40%	8.35%
	2018		1,166	$14.37	$16,761	3.57%	1.40%	-1.98%
	2017		1,267	$14.66	$18,564	3.35%	1.40%	3.60%
Voya Government Liquid Assets Portfolio - Class I
	2021		144	$9.71	$1,398	0.00%	1.40%	-1.32%
	2020		135	$9.84	$1,327	0.27%	1.40%	-1.11%
	2019		163	$9.95	$1,621	1.86%	1.40%	0.51%
	2018		140	$9.90	$1,389	1.54%	1.40%	0.20%
	2017		148	$9.88	$1,465	0.64%	1.40%	-0.70%
Voya High Yield Portfolio - Institutional Class
	2021		549	$11.31	$6,217	5.39%	1.40%	3.76%
	2020		574	$10.90	$6,254	5.24%	1.40%	4.51%
	2019	08/23/2019	641	$10.43	$6,683	(c)	1.40%	(c)
	2018		(c)	(c)	(c)	(c)	(c)	(c)
	2017		(c)	(c)	(c)	(c)	(c)	(c)
Voya Large Cap Growth Portfolio - Institutional Class
	2021		1,160	$44.40	$51,509	0.00%	1.40%	17.90%
	2020		1,272	$37.66	$47,915	0.46%	1.40%	29.06%
	2019		1,403	$29.18	$40,941	0.68%	1.40%	30.91%
	2018		1,571	$22.29	$35,013	0.66%	1.40%	-2.83%
	2017		1,767	$22.94	$40,552	0.64%	1.40%	27.94%
Voya Large Cap Growth Portfolio - Service Class
	2021		55	$43.17	$2,354	0.00%	1.40%	17.63%
	2020		56	$36.70	$2,072	0.25%	1.40%	28.77%
	2019		70	$28.50	$1,998	0.41%	1.40%	30.55%
	2018		87	$21.83	$1,889	0.38%	1.40%	-3.11%
	2017		102	$22.53	$2,300	0.41%	1.40%	27.65%
Voya Large Cap Value Portfolio - Institutional Class
	2021		210	$23.43	$4,911	2.53%	1.40%	25.23%
	2020		219	$18.71	$4,102	1.99%	1.40%	4.76%
	2019		250	$17.86	$4,458	2.18%	1.40%	23.43%
	2018		256	$14.47	$3,711	2.07%	1.40%	-9.11%
	2017		277	$15.92	$4,417	2.45%	1.40%	11.95%
Voya Limited Maturity Bond Portfolio - Service Class
	2021		307	$11.28	$3,465	1.40%	1.40%	-1.57%
	2020		333	$11.46	$3,816	1.96%	1.40%	1.78%
	2019		349	$11.26	$3,929	1.51%	1.40%	2.55%
	2018		439	$10.98	$4,817	1.47%	1.40%	-0.27%
	2017		475	$11.01	$5,235	1.69%	1.40%	-0.27%
Voya U.S. Stock Index Portfolio - Institutional Class
	2021		73	$42.47	$3,087	1.13%	1.40%	26.59%
	2020		77	$33.55	$2,592	1.83%	1.40%	16.49%
	2019		81	$28.80	$2,328	1.65%	1.40%	29.32%
	2018		81	$22.27	$1,795	1.72%	1.40%	-5.99%
	2017		91	$23.68	$2,163	1.79%	1.40%	19.83%
47

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund			Net	Investment
		Inception	Units	Unit Fair Value	Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)	(000's)	RatioB	RatioC	(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Institutional Class
	2021		288	$19.56	$5,637	2.87%	1.40%	32.61%
	2020		312	$14.75	$4,600	5.35%	1.40%	-6.17%
	2019		333	$15.72	$5,235	3.00%	1.40%	23.00%
	2018		347	$12.78	$4,436	5.57%	1.40%	-9.81%
	2017		366	$14.17	$5,189	3.74%	1.40%	9.25%
VY® Invesco Growth and Income Portfolio - Service Class
	2021		363	$31.34	$11,389	1.37%	1.40%	27.19%
	2020		395	$24.64	$9,741	1.81%	1.40%	1.48%
	2019		421	$24.28	$10,211	2.46%	1.40%	23.00%
	2018		464	$19.74	$9,153	1.47%	1.40%	-14.80%
	2017		498	$23.17	$11,547	1.98%	1.40%	12.31%
VY® Invesco Growth and Income Portfolio - Service 2 Class
	2021		14	$30.30	$434	1.40%	1.40%	26.99%
	2020		18	$23.86	$424	1.56%	1.40%	1.32%
	2019		20	$23.55	$472	2.09%	1.40%	22.78%
	2018		25	$19.18	$485	1.29%	1.40%	-14.91%
	2017		27	$22.53	$604	1.81%	1.40%	12.14%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2021		300	$34.29	$10,296	0.00%	1.40%	-11.28%
	2020		323	$38.65	$12,476	0.31%	1.40%	31.55%
	2019		353	$29.38	$10,365	0.01%	1.40%	29.89%
	2018		370	$22.62	$8,359	0.60%	1.40%	-17.92%
	2017		388	$27.56	$10,706	0.49%	1.40%	41.02%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
	2021		563	$46.04	$25,941	0.38%	1.40%	17.06%
	2020		611	$39.33	$24,045	0.00%	1.40%	14.90%
	2019		681	$34.23	$23,298	1.17%	1.40%	24.97%
	2018		756	$27.39	$20,705	0.67%	1.40%	-11.59%
	2017		836	$30.97	$25,906	0.68%	1.40%	14.28%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2021		2,033	$42.80	$87,002	0.77%	1.40%	16.75%
	2020		2,320	$36.66	$85,055	1.22%	1.40%	16.34%
	2019		2,534	$31.51	$79,861	1.52%	1.40%	22.65%
	2018		2,550	$25.69	$65,517	2.22%	1.40%	-0.93%
	2017		2,548	$25.92	$66,048	1.27%	1.40%	13.53%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
	2021		250	$36.26	$9,061	1.89%	1.40%	23.92%
	2020		268	$29.26	$7,850	4.75%	1.40%	-0.14%
	2019		272	$29.30	$7,971	2.71%	1.40%	24.89%
	2018		312	$23.46	$7,317	2.43%	1.40%	-10.36%
	2017		336	$26.17	$8,789	2.34%	1.40%	14.83%
VY® T. Rowe Price Equity Income Portfolio - Service Class
	2021		15	$38.62	$572	1.70%	1.40%	23.54%
	2020		16	$31.26	$485	3.47%	1.40%	-0.48%
	2019		16	$31.41	$494	2.52%	1.40%	24.69%
	2018		18	$25.19	$457	2.33%	1.40%	-10.61%
	2017		17	$28.17	$488	1.96%	1.40%	14.65%
48

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund			Net	Investment
		Inception	Units	Unit Fair Value	Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)	(000's)	RatioB	RatioC	(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Institutional Class
	2021		523	$23.61	$12,350	0.87%	1.40%	0.08%
	2020		553	$23.59	$13,039	2.44%	1.40%	13.14%
	2019		595	$20.85	$12,414	1.01%	1.40%	26.29%
	2018		632	$16.51	$10,430	2.00%	1.40%	-15.20%
	2017		690	$19.47	$13,430	1.39%	1.40%	26.43%
Voya Global Bond Portfolio - Service Class
	2021		13	$14.30	$190	2.48%	1.40%	-6.29%
	2020		14	$15.26	$214	2.86%	1.40%	7.31%
	2019		24	$14.22	$345	2.54%	1.40%	6.12%
	2018		27	$13.40	$364	3.46%	1.40%	-3.53%
	2017		28	$13.89	$388	2.49%	1.40%	7.76%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2021		432	$11.71	$5,058	2.49%	1.40%	10.47%
	2020		471	$10.60	$4,994	3.35%	1.40%	-2.12%
	2019		481	$10.83	$5,204	2.21%	1.40%	15.21%
	2018		505	$9.40	$4,747	2.22%	1.40%	-16.15%
	2017		542	$11.21	$6,080	2.01%	1.40%	20.67%
Voya International High Dividend Low Volatility Portfolio - Service Class
	2021		31	$11.31	$355	2.27%	1.40%	10.23%
	2020		34	$10.26	$349	3.09%	1.40%	-2.29%
	2019		35	$10.50	$362	1.90%	1.40%	14.75%
	2018		41	$9.15	$375	1.85%	1.40%	-16.36%
	2017		45	$10.94	$490	1.74%	1.40%	20.35%
Voya Solution 2025 Portfolio - Initial Class
	2021		333	$18.78	$6,249	2.72%	1.40%	9.38%
	2020		395	$17.17	$6,776	2.11%	1.40%	12.30%
	2019		413	$15.29	$6,311	2.58%	1.40%	16.72%
	2018		453	$13.10	$5,929	2.27%	1.40%	-6.83%
	2017		473	$14.06	$6,654	2.07%	1.40%	14.03%
Voya Solution 2025 Portfolio - Service Class
	2021		14	$22.38	$321	2.56%	1.40%	9.17%
	2020		15	$20.50	$305	2.09%	1.40%	11.96%
	2019		15	$18.31	$268	1.40%	1.40%	16.48%
	2018		47	$15.72	$733	2.14%	1.40%	-7.04%
	2017		51	$16.91	$855	2.23%	1.40%	13.64%
Voya Solution 2035 Portfolio - Initial Class
	2021		523	$20.55	$10,755	2.22%	1.40%	12.73%
	2020		508	$18.23	$9,267	1.99%	1.40%	13.09%
	2019		531	$16.12	$8,553	2.50%	1.40%	20.48%
	2018		534	$13.38	$7,139	2.13%	1.40%	-9.35%
	2017		516	$14.76	$7,611	1.87%	1.40%	18.17%
Voya Solution 2035 Portfolio - Service Class
	2021		23	$25.31	$591	2.17%	1.40%	12.49%
	2020		23	$22.50	$517	1.48%	1.40%	12.90%
	2019		28	$19.93	$565	2.29%	1.40%	20.21%
	2018		29	$16.58	$484	1.89%	1.40%	-9.60%
	2017		31	$18.34	$576	1.56%	1.40%	17.79%
49

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund			Net	Investment
		Inception	Units	Unit Fair Value	Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)	(000's)	RatioB	RatioC	(lowest to highest)
Voya Solution 2045 Portfolio - Initial Class
	2021		259	$21.61	$5,598	1.80%	1.40%	15.87%
	2020		254	$18.65	$4,741	1.68%	1.40%	14.98%
	2019		244	$16.22	$3,960	2.27%	1.40%	22.51%
	2018		254	$13.24	$3,357	1.80%	1.40%	-11.32%
	2017		252	$14.93	$3,761	1.37%	1.40%	19.82%
Voya Solution 2045 Portfolio - Service Class
	2021		7	$27.39	$201	2.11%	1.40%	15.62%
	2020		8	$23.69	$179	1.37%	1.40%	14.67%
	2019		13	$20.66	$260	2.16%	1.40%	22.18%
	2018		23	$16.91	$388	1.62%	1.40%	-11.47%
	2017		25	$19.10	$477	1.10%	1.40%	19.60%
Voya Solution Income Portfolio - Initial Class
	2021		174	$17.07	$2,974	2.99%	1.40%	5.18%
	2020		200	$16.23	$3,249	2.69%	1.40%	10.63%
	2019		255	$14.67	$3,740	3.23%	1.40%	11.81%
	2018		291	$13.12	$3,812	2.62%	1.40%	-4.16%
	2017		379	$13.69	$5,183	2.50%	1.40%	8.14%
Voya Solution Income Portfolio - Service Class
	2021		24	$18.51	$453	2.89%	1.40%	4.87%
	2020		29	$17.65	$515	2.17%	1.40%	10.38%
	2019		37	$15.99	$593	2.55%	1.40%	11.58%
	2018		46	$14.33	$660	1.76%	1.40%	-4.40%
	2017		77	$14.99	$1,159	2.19%	1.40%	7.76%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
	2021		72	$64.50	$4,668	1.06%	1.40%	25.78%
	2020		75	$51.28	$3,848	1.45%	1.40%	2.40%
	2019		78	$50.08	$3,885	1.48%	1.40%	29.14%
	2018		88	$38.78	$3,410	1.30%	1.40%	-15.35%
	2017		94	$45.81	$4,291	1.24%	1.40%	9.91%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2021		2	$39.86	$82	1.36%	1.40%	25.50%
	2020		2	$31.76	$65	1.27%	1.40%	2.09%
	2019		3	$31.11	$93	1.76%	1.40%	28.87%
	2018		6	$24.14	$134	1.22%	1.40%	-15.56%
	2017		7	$28.58	$194	0.95%	1.40%	9.58%
VY® Baron Growth Portfolio - Initial Class
	2021		106	$89.86	$9,497	0.00%	1.40%	19.05%
	2020		113	$75.48	$8,500	0.00%	1.40%	31.68%
	2019		122	$57.32	$7,009	0.00%	1.40%	37.06%
	2018		131	$41.82	$5,459	0.00%	1.40%	-3.06%
	2017		143	$43.14	$6,150	0.97%	1.40%	26.73%
VY® Baron Growth Portfolio - Service Class
	2021		6	$51.88	$323	0.00%	1.40%	18.75%
	2020		6	$43.69	$280	0.00%	1.40%	31.40%
	2019		7	$33.25	$236	0.00%	1.40%	36.61%
	2018		8	$24.34	$207	0.00%	1.40%	-3.26%
	2017		8	$25.16	$201	0.76%	1.40%	26.43%
50

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund			Net	Investment
		Inception	Units	Unit Fair Value	Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)	(000's)	RatioB	RatioC	(lowest to highest)
VY® Columbia Contrarian Core Portfolio - Initial Class
	2021		66	$39.29	$2,610	0.61%	1.40%	22.51%
	2020		81	$32.07	$2,612	0.08%	1.40%	20.11%
	2019		88	$26.70	$2,345	2.33%	1.40%	31.20%
	2018		91	$20.35	$1,855	1.15%	1.40%	-10.04%
	2017		103	$22.62	$2,329	1.15%	1.40%	20.26%
VY® Columbia Contrarian Core Portfolio - Service Class
	2021		3	$35.93	$106	0.00%	1.40%	22.21%
	2020		3	$29.40	$92	0.00%	1.40%	19.76%
	2019		3	$24.55	$77	1.45%	1.40%	31.21%
	2018		3	$18.71	$61	1.32%	1.40%	-10.26%
	2017		4	$20.85	$91	0.89%	1.40%	19.90%
VY® Invesco Comstock Portfolio - Initial Class
	2021		161	$43.13	$6,924	1.78%	1.40%	31.45%
	2020		172	$32.81	$5,656	2.32%	1.40%	-1.59%
	2019		188	$33.34	$6,255	2.67%	1.40%	23.76%
	2018		202	$26.94	$5,441	1.64%	1.40%	-13.38%
	2017		218	$31.10	$6,771	1.41%	1.40%	16.31%
VY® Invesco Comstock Portfolio - Service Class
	2021		4	$28.67	$129	1.73%	1.40%	31.15%
	2020		5	$21.86	$102	1.75%	1.40%	-1.89%
	2019		6	$22.28	$127	2.30%	1.40%	23.50%
	2018		7	$18.04	$134	1.39%	1.40%	-13.60%
	2017		7	$20.88	$153	1.15%	1.40%	16.00%
VY® Invesco Equity and Income Portfolio - Initial Class
	2021		515	$28.97	$14,933	1.42%	1.40%	17.15%
	2020		585	$24.73	$14,458	1.76%	1.40%	8.46%
	2019		610	$22.80	$13,915	2.04%	1.40%	18.44%
	2018		692	$19.25	$13,322	2.04%	1.40%	-10.76%
	2017		740	$21.57	$15,959	2.19%	1.40%	9.38%
VY® Invesco Equity and Income Portfolio - Service Class
	2021		29	$27.51	$801	1.17%	1.40%	16.86%
	2020		31	$23.54	$738	1.50%	1.40%	8.18%
	2019		33	$21.76	$724	1.91%	1.40%	18.13%
	2018		35	$18.42	$639	1.74%	1.40%	-10.97%
	2017		41	$20.68	$852	1.65%	1.40%	9.12%
VY® Invesco Global Portfolio - Initial Class
	2021		887	$56.96	$50,509	0.00%	1.40%	13.76%
	2020		975	$50.07	$48,798	1.04%	1.40%	26.03%
	2019		1,066	$39.73	$42,342	0.50%	1.40%	29.96%
	2018		1,163	$30.57	$35,541	1.63%	1.40%	-14.42%
	2017		1,243	$35.72	$44,380	1.11%	1.40%	34.59%
VY® Invesco Global Portfolio - Service Class
	2021		18	$37.88	$676	0.00%	1.40%	13.55%
	2020		18	$33.36	$611	0.94%	1.40%	25.65%
	2019		25	$26.55	$662	0.15%	1.40%	29.64%
	2018		32	$20.48	$650	1.41%	1.40%	-14.63%
	2017		32	$23.98	$766	0.95%	1.40%	34.25%
51

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	RatioC	(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
	2021		142		$56.84		$8,062	0.93%	1.40%		27.99%
	2020		154		$44.41		$6,842	1.16%	1.40%		-0.85%
	2019		178		$44.79		$7,988	1.24%	1.40%		24.69%
	2018		186		$35.92		$6,683	1.38%	1.40%		-13.19%
	2017		207		$41.38		$8,569	0.86%	1.40%		12.48%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2021		5		$36.03		$171	0.59%	1.40%		27.68%
	2020		6		$28.22		$168	0.99%	1.40%		-1.09%
	2019		8		$28.53		$235	0.87%	1.40%		24.42%
	2018		10		$22.93		$225	1.12%	1.40%		-13.41%
	2017		12		$26.48		$311	0.58%	1.40%		12.16%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2021		1,277	$52.01	to	$54.11	$69,110	0.00%	1.40%		12.21%
	2020		1,392	$46.35	to	$48.22	$67,146	0.09%	1.40%		30.01%
	2019		1,562	$35.65	to	$37.09	$57,935	0.30%	1.40%	35.27%	to	35.29%
	2018		1,717	$26.35	to	$27.42	$47,090	0.19%	1.40%	-4.60%	to	-4.56%
	2017		1,911	$27.62	to	$28.73	$54,906	0.62%	1.40%	23.04%	to	23.08%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
	2021		15		$51.66		$759	0.00%	1.40%		11.99%
	2020		16		$46.13		$744	0.13%	1.40%		29.62%
	2019		23		$35.59		$823	0.28%	1.40%		34.96%
	2018		23		$26.37		$619	0.00%	1.40%		-4.80%
	2017		25		$27.69		$703	0.46%	1.40%		22.73%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2021		201		$79.17		$15,882	0.00%	1.40%		18.41%
	2020		216		$66.86		$14,422	0.00%	1.40%		34.77%
	2019		234		$49.61		$11,617	0.19%	1.40%		29.02%
	2018		238		$38.45		$9,159	0.26%	1.40%		-2.49%
	2017		244		$39.42		$9,619	0.06%	1.40%		31.74%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
	2021		20		$55.79		$1,121	0.00%	1.40%		18.10%
	2020		21		$47.24		$971	0.00%	1.40%		34.47%
	2019		22		$35.13		$769	0.00%	1.40%		28.63%
	2018		25		$27.31		$675	0.00%	1.40%		-2.71%
	2017		23		$28.06		$637	0.00%	1.40%		31.41%
Voya Strategic Allocation Conservative Portfolio - Class I
	2021		253		$23.76		$6,019	2.60%	1.40%		7.61%
	2020		285		$22.08		$6,298	2.48%	1.40%		8.93%
	2019		301		$20.27		$6,103	2.87%	1.40%		13.24%
	2018		359		$17.90		$6,423	2.87%	1.40%		-5.39%
	2017		386		$18.92		$7,305	2.52%	1.40%		8.99%
Voya Strategic Allocation Growth Portfolio - Class I
	2021		391		$33.32		$13,014	1.94%	1.40%		15.73%
	2020		427		$28.79		$12,289	1.90%	1.40%		12.81%
	2019		432		$25.52		$11,032	2.67%	1.40%		21.12%
	2018		425		$21.07		$8,952	2.12%	1.40%		-9.61%
	2017		444		$23.31		$10,357	1.73%	1.40%		16.26%
52

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund			Net	Investment
		Inception	Units	Unit Fair Value	Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)	(000's)	RatioB	RatioC	(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
	2021		622	$28.79	$17,898	2.39%	1.40%	12.24%
	2020		657	$25.65	$16,843	2.16%	1.40%	11.18%
	2019		701	$23.07	$16,181	2.74%	1.40%	17.58%
	2018		701	$19.62	$13,753	2.35%	1.40%	-7.37%
	2017		755	$21.18	$15,985	1.92%	1.40%	12.90%
Voya Growth and Income Portfolio - Class I
	2021		200	$39.75	$7,938	1.03%	1.40%	27.20%
	2020		220	$31.25	$6,878	1.29%	1.40%	15.66%
	2019		233	$27.02	$6,307	1.66%	1.40%	27.09%
	2018		257	$21.26	$5,468	1.80%	1.40%	-5.80%
	2017		293	$22.57	$6,613	1.83%	1.40%	18.66%
Voya Global High Dividend Low Volatility Portfolio - Class I
	2021		855	$14.98	$12,804	2.60%	1.40%	19.17%
	2020		925	$12.57	$11,619	2.27%	1.40%	-2.18%
	2019		1,032	$12.85	$13,266	2.86%	1.40%	19.98%
	2018		1,109	$10.71	$11,879	5.41%	1.40%	-10.15%
	2017		1,203	$11.92	$14,342	2.36%	1.40%	22.01%
Voya Index Plus LargeCap Portfolio - Class I
	2021		121	$51.54	$6,213	1.02%	1.40%	27.45%
	2020		131	$40.44	$5,306	1.40%	1.40%	14.30%
	2019		141	$35.38	$5,006	1.61%	1.40%	28.23%
	2018		152	$27.59	$4,205	1.48%	1.40%	-8.13%
	2017		139	$30.02	$4,186	1.58%	1.40%	22.92%
Voya Index Plus MidCap Portfolio - Class I
	2021		169	$51.60	$8,708	0.92%	1.40%	25.98%
	2020		187	$40.96	$7,662	1.24%	1.40%	6.75%
	2019		203	$38.37	$7,795	1.38%	1.40%	25.31%
	2018		218	$30.62	$6,666	1.11%	1.40%	-15.53%
	2017		233	$36.25	$8,463	1.32%	1.40%	11.99%
Voya Index Plus SmallCap Portfolio - Class I
	2021		125	$48.48	$6,059	0.74%	1.40%	26.65%
	2020		133	$38.28	$5,080	0.96%	1.40%	3.94%
	2019		138	$36.83	$5,089	1.07%	1.40%	20.12%
	2018		152	$30.66	$4,648	0.94%	1.40%	-13.63%
	2017		162	$35.50	$5,761	0.91%	1.40%	8.40%
Voya International Index Portfolio - Class I
	2021		3	$18.26	$49	2.22%	1.40%	9.34%
	2020		2	$16.70	$41	2.63%	1.40%	6.44%
	2019		2	$15.69	$35	3.28%	1.40%	19.77%
	2018		2	$13.10	$26	3.51%	1.40%	-14.99%
	2017		2	$15.41	$31	2.51%	1.40%	23.18%
Voya International Index Portfolio - Class S
	2021		109	$18.01	$1,964	1.97%	1.40%	9.09%
	2020		102	$16.51	$1,689	2.13%	1.40%	6.11%
	2019		97	$15.56	$1,511	2.99%	1.40%	19.33%
	2018		100	$13.04	$1,298	2.71%	1.40%	-15.05%
	2017		93	$15.35	$1,431	2.23%	1.40%	22.80%
53

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense	Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	RatioC	(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2021		1,107		$73.03		$80,839	0.52%	1.40%		28.85%
	2020		1,210		$56.68		$68,598	0.56%	1.40%		36.55%
	2019		1,319		$41.51		$54,752	0.98%	1.40%		33.95%
	2018		1,460		$30.99		$45,246	1.12%	1.40%		-2.36%
	2017		1,602		$31.74		$50,832	1.14%	1.40%		29.45%
Voya Russell™ Large Cap Index Portfolio - Class I
	2021		226		$53.85		$12,146	1.14%	1.40%		25.64%
	2020		250		$42.86		$10,694	1.41%	1.40%		20.16%
	2019		267		$35.67		$9,514	1.72%	1.40%		29.52%
	2018		300		$27.54		$8,266	1.70%	1.40%		-4.80%
	2017		319		$28.93		$9,225	1.65%	1.40%		20.84%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2021		52		$52.15		$2,735	0.04%	1.40%		10.46%
	2020		57		$47.21		$2,706	0.16%	1.40%		32.65%
	2019		66		$35.59		$2,355	0.60%	1.40%		32.65%
	2018		73		$26.83		$1,965	0.38%	1.40%		-6.68%
	2017		78		$28.75		$2,247	0.70%	1.40%		22.60%
Voya Small Company Portfolio - Class I
	2021		—		$37.68		$18	0.00%	1.40%		13.15%
	2020		1		$33.30		$22	1.47%	1.40%		10.74%
	2019		4		$30.07		$114	0.00%	1.40%		24.46%
	2018		4		$24.16		$94	0.96%	1.40%		-17.03%
	2017		4		$29.12		$114	0.33%	1.40%		9.76%
Voya MidCap Opportunities Portfolio - Class I
	2021		1,126	$36.35	to	$65.27	$40,942	0.00%	1.40%	10.51%	to	10.52%
	2020		1,265	$32.89	to	$59.06	$41,614	0.11%	1.40%		39.19%
	2019		1,408	$23.63	to	$42.43	$33,265	0.28%	1.40%	27.52%	to	27.53%
	2018		1,542	$18.53	to	$33.27	$28,571	0.00%	1.40%	-8.77%	to	-8.76%
	2017		1,717	$20.31	to	$36.47	$34,871	0.14%	1.40%	23.32%	to	23.33%
Voya SmallCap Opportunities Portfolio - Class I
	2021		200		$80.94		$16,178	0.00%	1.40%		3.21%
	2020		222		$78.42		$17,434	0.00%	1.40%		24.59%
	2019		244		$62.94		$15,329	0.00%	1.40%		23.95%
	2018		268		$50.78		$13,589	0.00%	1.40%		-17.04%
	2017		289		$61.21		$17,693	0.08%	1.40%		17.08%
Wanger Select
	2021		91		$41.18		$3,736	0.00%	1.40%		4.36%
	2020		101		$39.46		$3,972	0.68%	1.40%		24.91%
	2019		117		$31.59		$3,698	0.09%	1.40%		27.48%
	2018		130		$24.78		$3,218	0.19%	1.40%		-13.63%
	2017		142		$28.69		$4,064	0.17%	1.40%		24.90%
Wanger USA
	2021		101		$46.75		$4,717	0.76%	1.40%		7.37%
	2020		109		$43.54		$4,752	0.00%	1.40%		22.51%
	2019		127		$35.54		$4,507	0.27%	1.40%		29.28%
	2018		129		$27.49		$3,548	0.11%	1.40%		-2.83%
	2017		135		$28.29		$3,832	0.00%	1.40%		17.92%
54

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risk, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

(c)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.

55

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance Company, which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

March 28, 2022

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2021	2020
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$7,945,808	$12,199,075
Bonds - securities loaned and pledged	223,486	82,256
Mortgage loans	1,268,108	1,946,419
Contract loans	201,307	484,588
Cash and short term investments	226,207	392,244
Other invested assets	748,850	853,318
Subsidiaries	526,415	242,761
Securities lending collateral	167,928	21,594
Derivatives	16,792	17,274
Preferred stocks	123,046	73,875
Common stocks	37,316	20,880
Land and Real estate:
Properties occupied by the Company	46,871	39,530
Properties held for sale	—	162
Total cash and invested assets	11,532,134	16,373,976

Deferred and uncollected premiums	(364,033)	(283,917)
Accrued investment income	84,245	136,284
Reinsurance balances recoverable	704,078	439,975
Federal income tax recoverable (including $21,737 and $0 on realized capital losses at December 31, 2021 and 2020, respectively)	38,400	—
Indebtedness from related parties	8,464	10,866
Net deferred tax asset	232,466	202,752
Other assets	90,400	130,179
Separate account assets	2,847,286	2,604,754
Total admitted assets	$15,173,440	$19,614,869

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2021	2020
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$7,054,976	$11,097,931
Accident and health reserves	68,098	66,904
Deposit type contracts	1,147,093	794,319
Policyholders’ funds	154	1,834
Dividends payable	(4,354)	14,902
Policy and contract claims	584,878	520,612
Total policy and contract liabilities	8,850,845	12,496,502

Interest maintenance reserve	28,475	147,956
Accounts payable and accrued expenses	124,417	115,308
Reinsurance balances	821,804	2,068,598
Current federal income taxes payable (including $0 and $2,907 on realized capital losses at December 31, 2021 and 2020, respectively)	—	5,868
Indebtedness to related parties	33,664	41,193
Asset valuation reserve	209,009	188,414
Net transfers to (from) separate accounts due or accrued	849	(2,955)
Derivatives	68,459	90,580
Payable for securities lending	167,928	21,594
Other liabilities	239,049	240,833
Separate account liabilities	2,847,286	2,604,754
Total liabilities	13,391,785	18,018,645

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	693	1,387
Surplus note	—	100,000
Paid-in and contributed surplus	336,120	497,410
Unassigned surplus	1,442,342	994,927
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,781,655	1,596,224
Total liabilities and capital and surplus	$15,173,440	$19,614,869

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$(4,852,113)	$1,124,486	$666,820
Considerations for supplementary contracts with life contingencies	3,365	7,795	5,591
Net investment income	523,624	793,969	786,438
Amortization of interest maintenance reserve	(8,756)	(5,224)	(2,402)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	1,466,840	493,698	395,039
Other revenue	97,502	92,891	81,008
Total premiums and other revenues	(2,769,538)	2,507,615	1,932,494

Benefits paid or provided:
Death benefits	43,270	478,539	419,907
Annuity benefits	59,941	50,868	52,222
Surrender benefits and withdrawals	599,676	684,495	902,382
Interest and adjustments on contract or deposit-type contract funds	(21,287)	10,422	5,044
Accident and health benefits	342,021	590,572	116,652
Other benefits	4,782	7,051	6,786
Decrease in life, annuity and accident and health reserves	(4,041,761)	(303,787)	(650,787)
Net transfers from separate accounts	(182,136)	(123,694)	(142,968)
Total benefits paid or provided	(3,195,494)	1,394,466	709,238

Insurance expenses and other deductions:
Commissions	262,329	256,865	266,959
General expenses	335,250	398,447	380,625
Insurance taxes, licenses and fees	73,342	64,935	61,963
Gains released from interest maintenance reserve	(1,033,526)	(6,262)	(689)
Deferred gain on reinsurance	2,509,261	—	267,613
Other deductions	237,211	98,500	132,678
Total insurance expenses and other deductions	2,383,868	812,485	1,109,149

(Loss) gain from operations before policyholder dividends, federal income taxes and net realized capital gains (losses)	(1,957,912)	300,664	114,107

Dividends to policyholders	(15,083)	8,960	9,401

(Loss) gain from operations before federal income taxes and net realized capital gains (losses)	(1,942,828)	291,705	104,706

Federal income tax (benefit) expense	(652,430)	42,668	62,132
(Loss) gain from operations before net realized capital gains (losses)	(1,290,398)	249,037	42,574
Net realized capital gains (losses)	79,664	(43,633)	(7,109)
Net (loss) income	$(1,210,734)	$205,404	$35,465

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	1,387	2,081	2,773
Release of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(692)
Balance at end of year	693	1,387	2,081

Surplus note:
Balance at beginning of year	100,000	100,000	100,000
Repayment of surplus note	(100,000)	—	—
Balance at end of year	—	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	497,410	497,410	857,410
Capital contributed	196,710	—	—
Capital contributions returned - extraordinary distribution	(358,000)		(360,000)
Balance at end of year	336,120	497,410	497,410

Unassigned surplus:
Balance at beginning of year	994,927	934,290	670,253
Net (loss) income	(1,210,734)	205,404	35,465
Change in net unrealized capital gains	316,645	(96,220)	29,857
Change in nonadmitted assets	191,619	(16,742)	27,720
Change in liability for reinsurance in unauthorized companies	(1,222)	69	1,635
Change in reserve due to change in valuation basis	—	1,003	—
Change in asset valuation reserve	(20,595)	34,954	(20,434)
Tax on change in valuation basis	(75)	75	—
Change in net deferred income tax	(306,888)	12,141	264
Deferred gain on reinsurance of existing business	2,509,261	—	267,613
Amortization of gain on reinsurance	(1,033,231)	(83,827)	(77,516)
Release of gain on sale/leaseback of home property to special surplus	694	694	692
Amortization of pension and other post-employment benefits	1,942	381	(1,259)
Separate Account valuation basis change	—	2,705	—
Balance at end of year	1,442,343	994,927	934,290

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,781,656	$1,596,224	$1,536,281

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$751,663	$1,408,038	$617,860
Net investment income received	605,496	918,136	853,212
Commissions and expenses paid	(857,954)	(909,268)	(860,350)
Benefits paid	(1,180,486)	(1,612,421)	(1,532,421)
Net transfers from separate accounts	184,291	130,238	144,295
Dividends paid to policyholders	(4,235)	(10,303)	(12,467)
Federal income taxes recovered (paid)	322,675	(33,366)	(56,620)
Miscellaneous income	265,480	164,745	521,824
Net cash provided by (used in) operations	86,930	55,799	(324,667)
Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	1,504,467	1,791,492	2,167,352
Stocks	54,125	50,503	7,469
Mortgage loans	195,421	156,855	326,905
Real estate	558	600	1,655
Other invested assets	141,264	91,892	49,169
Net gains on cash and short term investments	285	23	11
Miscellaneous proceeds	6,146	29,559	13,834
Total investment proceeds	1,902,266	2,120,924	2,566,395

Cost of investments acquired:
Bonds	1,585,541	1,605,200	1,523,373
Stocks	177,530	44,933	27,206
Mortgage loans	118,664	83,599	191,226
Real estate	10,622	69	2,680
Other invested assets	131,915	114,705	142,467
Miscellaneous applications	18,032	18,939	29,113
Total cost of investments acquired	2,042,304	1,867,445	1,916,065
Net decrease in contract loans	24,516	38,675	29,598
Net cash (used in) provided by investment activities	(115,522)	292,154	679,928
Financing and Miscellaneous Activities
Other cash (applied) provided:
Surplus notes, capital notes	(100,000)	—	—
Capital and surplus paid-in	(339,393)	—	(360,000)
Net deposits (withdrawals) on deposit type contracts	352,774	7,224	(51,795)
Funds withheld under reinsurance treaty	(77,357)	(38,635)	(71,538)
Other cash (applied) provided	26,531	(149,133)	162,720
Net cash used in financing and miscellaneous activities	(137,445)	(180,544)	(320,613)
Net (decrease) increase in cash and short term investments	(166,037)	167,409	34,648
Cash and short term investments:
Beginning of year	392,244	224,835	190,187
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
End of year	$226,207	$392,244	$224,835

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Return of capital from sub Roaring River, LLC	$51,646	$—	$—
Reinsurance asset transfer	6,493,080	—	—
Gross deferred tax asset from liquidation of Voya Financial Holding II	613,933	—	—
Deferred tax transfer from sub Roaring River, LLC	2,602	—	—
Employee benefits liability transfer	1,393	—	—
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

The Company has a wholly owned insurance subsidiary, ReliaStar Life Insurance Company of New York (“RNY”).

The Company had a wholly owned insurance subsidiary, Roaring River, LLC (“RR”), which was dissolved on 12/27/2021.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLD. The Company reinsured to SLD a 100% quota share, of its respective in-scope individual life insurance and annuities business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

In preparation for the Individual Life Transaction, the Company recaptured several reinsurance agreements with internal and external reinsurers within the life insurance and the annuities business segments. The recaptured business was ceded to SLD as part of the Individual Life Transaction.The impact of the recaptures on the Company's 2021 financial statements was a decrease in pre-tax net income of $2.9B and a decrease in surplus of $3.8B; the result of a deferred gain of $.9B.

As a result of the transaction the Company reinsured $9,123 of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. The Company ceded $8,778 in premiums and recognized a $2,509 deferred gain.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.
Description of Business

The Company is principally engaged in the business of providing employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

The Company prospectively adopted Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, is effective for all variable annuity contracts issued on or after January 1, 2017. AG43 was revised in 2019, effective January 1, 2020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance as to its provisions, but still applies to the same respective eras of contracts.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the company has elected the Conditional Tail Expectation ("CTE") with Prescribed Assumptions ("CTEPA") method.  The net impact of the revisions to surplus is an increase of $1.1 including the tax impact of the valuation basis change. The impact to the separate account change in valuation basis is $2.7.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an Other Than Temporary Impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives, and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value.
Seed money contributed by the Company is reported as a component of Surplus in the separate account. Reserves are calculated based upon the CARVM.

Under U.S. GAAP, the Market Value Adjustment (“MVA”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Seed money is reported as an equity investment. Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Policyholder Dividends: Policyholder dividends are recognized when declared.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets.  Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Department of Commerce-Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value..

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods,

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiary is reported at the underlying statutory basis net assets, and the Company’s non-insurance subsidiary is reported at the underlying audited U.S. GAAP equity amount as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.
Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 13.25% for 2021.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $127.3 and $97.1 for any surrender value promised in excess of the legally computed reserves at December 31, 2021 and 2020, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $5.5 billion and $5.6 billion at December 31, 2021 and 2020, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $401.2 and $410.9 at December 31, 2021 and 2020, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs from the qualified pension plan are allocated to the Company and charged to operations as contributions are made to the plan. Costs from plans sponsored by the Company are directly charged as incurred. Refer to Note 7 for details of the Company's employee benefit plans. The Company also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2021	2020
	(In Thousands)
Deferred and uncollected premium	$4,349	$7,297
Reinsurance recoverable	2,971	18,546
Health care and other amounts receivable	625	517
Net deferred tax asset	263,302	—
Other - suspense and clearing	7,076	4,966
Total nonadmitted assets	$278,323	$31,326

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2021. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2021.
Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.
The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.
On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce-Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company, with the permission of the Minnesota Department of Commerce - Insurance Division, utilizes a straight-line amortization method over the estimated life of the reinsured business of 25 years to calculate the quarterly amortization on the deferred gain resulting from the January 4, 2021 reinsurance treaty with SLD, to determine the amount to be recognized as income, instead of on a net tax basis as earnings emerge as required by NAIC Statement of Statutory Accounting Principles (“SSAP”) No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). There is no impact to the Company’s total capital and surplus as a result of this permitted practice as of December 31, 2021. The Company’s net income was increased by an estimated $77.1 for the year ended December 31, 2021 as a result of the permitted practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

For the years ended December 31, 2020 and 2019, the Company had no such permitted accounting practices.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$264,576	$46,234	$133	$310,677
States, municipalities, and political subdivisions	274,510	29,744	409	303,846
Foreign other (par value - $1,301,810 )	1,303,032	113,253	2,548	1,413,737
Foreign government (par value - $192,132)	190,175	17,912	439	207,648
Corporate securities	3,553,718	514,165	5,332	4,062,551
Residential mortgage backed securities	1,018,641	77,598	26,098	1,070,142
Commercial mortgage backed securities	1,041,914	40,398	4,427	1,077,885
Other asset backed securities	522,733	12,273	2,196	532,810
Total bonds	8,169,300	851,577	41,582	8,979,296
Preferred stocks	110,470	13,804	56	124,218
Common stocks	37,749	184	617	37,316
Total equity securities	148,219	13,988	673	161,534
Total	$8,317,519	$865,565	$42,255	$9,140,830

At December 31, 2020
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$590,193	$171,212	$4	$761,401
States, municipalities, and political subdivisions	454,768	70,133	22	524,879
Foreign other (par value - $2,104,150 )	2,098,885	312,428	3,136	2,408,177
Foreign government (par value - $265,134)	263,209	45,214	—	308,423
Corporate securities	6,372,899	1,431,450	4,689	7,799,660
Residential mortgage backed securities	1,157,340	148,521	8,269	1,297,592
Commercial mortgage backed securities	907,973	71,190	7,212	971,951
Other asset backed securities	436,063	21,175	2,870	454,368
Total bonds	12,281,330	2,271,323	26,202	14,526,451
Preferred stocks	73,875	20,318	—	94,193
Common stocks	16,273	4,607	—	20,880
Total equity securities	90,148	24,925	—	115,073
Total	$12,371,478	$2,296,248	$26,202	$14,641,524

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying values is as follows:

	December 31
	2021	2020

Amortized cost	$8,169,300	$12,281,330
Adjustment for below investment grade bonds	(6)	—
Carrying value	$8,169,294	$12,281,330

The aggregate fair value of bonds with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2021
Fair value	$1,218,877	$201,102	$170,762	$1,590,741
Unrealized loss	16,565	13,729	11,288	41,582

At December 31, 2020
Fair value	$252,592	$343,124	$159,659	$755,375
Unrealized loss	7,033	13,481	5,687	26,201

The amortized cost and fair value of investments in bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$214,016	$216,175
Due after 1 year through 5 years	1,037,552	1,100,391
Due after 5 years through 10 years	1,203,325	1,303,649
Due after 10 years	3,131,118	3,678,244
	5,586,011	6,298,459
Residential mortgage-backed securities	1,018,641	1,070,142
Commercial mortgage-backed securities	1,041,914	1,077,885
Other asset-backed securities	522,733	532,810
Total	$8,169,300	$8,979,296

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2021
Residential mortgage-backed securities	$62,359	$58,105	$67,083	$5
Equity investment in subsidiary, controlled or affiliated companies	440	383	449	—
Structured securities	8,349	7,740	8,624	—
Total	$71,148	$66,228	$76,156	$5

December 31, 2020
Residential mortgage-backed securities	$80,903	$77,451	$88,234	$334
Equity investment in subsidiary, controlled or affiliated companies	562	504	571	1
Structured securities	13,875	13,580	15,310	1
Total	$95,340	$91,535	$104,115	$336

December 31, 2019
Residential mortgage-backed securities	$92,008	$88,135	$103,293	$92
Equity investment in subsidiary, controlled or affiliated companies	626	567	626	—
Structured securities	16,331	16,429	18,398	—
Total	$108,965	$105,131	$122,317	$92
The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2021 or 2020.

The following table shows prepayment penalty and acceleration fees at December 31, 2021, 2020, and 2019:

	General Account	Separate Account
	(In Thousands)
2021
Number of CUSIPs	145	—
Aggregate Amount of Investment Income	$8,223	$—

2020
Number of CUSIPs	75	—
Aggregate Amount of Investment Income	$10,941	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2019
Number of CUSIPs	89	—
Aggregate Amount of Investment Income	$8,697	$—

The following table shows 5GI securities at December 31, 2021 and 2020:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2021	2020	2021	2020	2021	2020
Bonds - AC	12	13	$116	$167	$138	$190
LB&SS- AC	17	18	2,651	3,289	8,215	9,734
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	29	31	$2,767	$3,455	$8,354	$9,924

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2021 were 4.0% and 1.9%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2021 and 2020.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2021, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 81.6% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2021 and 2020:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2021
Recorded investment (all)
Current	$—	$—	$—	$—	$1,268,108	$—	$1,268,108
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,261,475	$—	$1,261,475

December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$1,944,417	$—	$1,944,417
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	2,001	—	2,001
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,902,081	$—	$1,902,081

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2021. As of December 31, 2020 the company had $2M in impaired mortgage loans.

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2021
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	—	—	—
Total With and Without Allowance for Credit Losses	—	—	—	—	—	—	—
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

December 31, 2020
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	2,001	—	2,001
Total With and Without Allowance for Credit Losses	—	—	—	—	2,001	—	2,001
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—
The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2021, 2020 and 2019:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2021
Average recorded investment	$—	$—	$—	$—	$13,826	$—	$13,826
Interest income recognized	—	—	—	—	612	—	612
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	619	—	619

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)

December 31, 2020
Average recorded investment	$—	$—	$—	$—	$20,875	$—	$20,875
Interest income recognized	—	—	—	—	771	—	771
Recorded Investments on nonaccrual status	—	—	—	—	2,001	—	2,001
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	777	—	777

December 31, 2019
Average recorded investment	$—	$—	$—	$—	$1,161	$—	$1,161
Interest income recognized	—	—	—	—	58	—	58
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	65	—	65

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2021 and 2020.

The Company had one mortgage loan derecognized as a result of foreclosure as of December 31, 2021, and no mortgage loans derecognized as a result of foreclosure as of December 31, 2020.

	2021	2020
	(In Thousands)
Aggregate amount of mortgage loans derecognized	$2.0	$—
Real estate collateral recognized	—	—
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

During second quarter 2021, the Company initiated an appraisal of its Atlanta campus due to changes in the real estate environment as a result of COVID-19. The appraised value for the property was $47.3 resulting in an impairment loss of $1.1, which has been recorded as a net realized capital loss.

The Company owned a portion of land (1.47 acres) of a whole block (4.28 acres) located at 680 West Peachtree Street in Midtown Atlanta. It was part of a block bounded by Spring

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Street, Ponce de Leon, West Peachtree Street and Third Street consisting of three other owners of land. Cousins Properties executed a Purchase and Sale Agreement with the owners of the whole block (4.28 acres). On November 13, 2018, the Company sold its portion of the block (1.47 acres) to Cousins 3WPL and LLC, a Georgia Limited Liability Company. The Company received $17.4 net of closing costs. The Company recognized a gain of $12.4. An additional amount of $1.6 was received and recognized as a gain in 2019 as a result of this sale.

The Company owned 2.102 acres located at 5780 Powers Ferry Road in Sandy Springs, Georgia. The Company was contacted by The Georgia Department of Transportation (GDOT) in September 2018 requesting a Permanent Easement and Right of Way for the upcoming widening of an exit ramp on Interstate 285. The Company engaged a local land planner to provide guidance on the potential use of the entire parcel (2.102 acres). The City of Sandy Springs had changed the zoning classification of the land to include the development of town homes. Based on the change in zoning, the land planner determined that 12 town homes could be developed on the parcel and a local appraiser (CBRE) subsequently provided a land value of $0.6 for such a development. In November 2019, the Company replied to GDOT’s proposal by offering the entire 2.102 acre parcel for $0.6. On June 17, 2020 GDOT confirmed that they would accept the $0.6 offer. On October 9, 2020, the Company sold the entire parcel to GDOT. The Company recognized a gain of $0.3.

The Company in 2012, sub-divided the land in association with the sale of the Minot campus in Minot, North Dakota to Cognizant and Voya leased the small building. The retained land (Lot 1, Block 2 and Lot 1 Block 3) began to be marketed for sale, but due to a decline in the economy, there was no significant interest from potential buyers. Cognizant sold the campus to the Minot Public Schools in early 2020. Shortly after the acquisition, Minot Public Schools contacted the Company with the desire to acquire the land for athletic fields. A cash sale price of $0.6 was eventually agreed to broken out as a $0.8 sale price (based on the 2020 appraisal) and a $0.2 donation to the non-profit school system by the Company. ReliaStar Life Insurance Company received net sales proceeds of $0.6. The closing took place on June 25, 2021 with a net gain of $0.4.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2021	2020	2019
	(In Thousands)
Realized capital gains (losses)	$1,270,364	$(55)	$(10,080)
Amount transferred to IMR (net of related taxes of
$240,646 in 2021, $9,532 in 2020 and $196 in 2019)	(905,288)	(35,860)	(736)
Federal income tax (expense) benefit	(285,412)	(7,718)	3,707
Net realized capital gains (losses)	$79,664	$(43,633)	$(7,109)

Realized capital losses include losses of $20.3, $64.1 and $18.0 related to securities that have experienced an other than temporary decline in value during 2021, 2020 and 2019, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $6.2 billion, $1.2 billion and $1.4 billion in 2021, 2020 and 2019, respectively. Gross gains of $1,122.1, $89.3 and $52.0 and gross losses of $2.4, $25.6 and $20.9 during 2021, 2020 and 2019, respectively, were realized on those sales. A portion of the gains and losses realized in 2021, 2020 and 2019 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2021:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$100,305	$9,725	$—	$90,580
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$100,305	$9,725	$—	$90,580

Second quarter:
Aggregate intent to sell	$42	$8	$—	$34
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$42	$8	$—	$34

Third quarter:
Aggregate intent to sell	$4,103	$1,106	$—	$2,997
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$4,103	$1,106	$—	$2,997

Fourth quarter:
Aggregate intent to sell	$20,900	$4,519	$—	$16,381
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$20,900	$4,519	$—	$16,381

Total	N/A	$15,358	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2020:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$9,782	$1,643	$—	$8,139
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$9,782	$1,643	$—	$8,139

Second quarter:
Aggregate intent to sell	$108,926	$9,894	$—	$99,032
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$108,926	$9,894	$—	$99,032

Third quarter:
Aggregate intent to sell	$60,639	$1,426	$—	$59,213
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$60,639	$1,426	$—	$59,213

Fourth quarter:
Aggregate intent to sell	$32,104	$624	$—	$31,480
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$32,104	$624	$—	$31,480

Total	N/A	$13,587	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2019.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$267	$44	$—	$223
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$267	$44	$—	$223

Second quarter:
Aggregate intent to sell	$6,821	$1,559	$—	$5,262
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$6,821	$1,559	$—	$5,262

Third quarter:
Aggregate intent to sell	$20,691	$163	$—	$20,528
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$20,691	$163	$—	$20,528

Fourth quarter:
Aggregate intent to sell	$60,304	$1,529	$—	$58,775
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$60,304	$1,529	$—	$58,775

Total	N/A	$3,295	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2021:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
12669EEH5	$56	$51	$5	$51	$51
362351AB4	199	195	4	195	192
69348RTD8	42	41	1	41	28
			$10

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.0, $2.8 and $0.3 in 2021, 2020 and 2019, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$21,919	$980,363
Greater than 12 months	10,802	148,549
Total	$32,721	$1,128,912

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$13,342	$412,784
Greater than 12 months	$5,009	$144,599
Total	$18,351	$557,383

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Impairments on joint venture, partnerships and limited liability company holdings are taken when the fair value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year ended December 31
Description	2021	2020	2019
	(In Thousands)
ABRY PARTNERS VII LP	$—	$—	$119
AEOLUS PROP CATA KEYSTONE PF FUND	—	5	—
AMERICAN SECURITIES PARTNERS VIII LP	—	101	17
APOLLO HYBRID VALUE FUND LP	—	—	2
APOLLO INVESTMENT FUND IX LP	—	—	33
BERKSHIRE FUND IX LP	—	—	616
BLACKSTONE EQ MANAGED ACCT PORT LP	—	120	—
CARLYLE REALTY PARTNERS VIII LP	—	—	49
CERBERUS RM FUND	—	31	—
CHAMBERS ENERGY CAPITAL III	—	1,962	198
CHARLESBANK CAP PTNS IX LP	—	—	24
CHARLESBANK CAP PTNS IX OVERAGE PR	—	—	5
CLARION CAPITAL PARTNERS III	—	—	25
CORVEX PARTNERS LP	—	—	629
CVC CREDIT PARTNERS EURO MID MARKET	—	479	—
DYAL CAPITAL PARTNERS IV	—	90	29
EAST LODDGE EUROPEAN ABS FUND	—	215	—
ENCAP ENERGY CAPITAL FUND XI LP	—	—	75
ENERGY CAPITAL PARTNERS, LP PRVT	—	31	129
EQT INFRASTRUCTURE IV	—	—	36
FS EQUITY PARTNERS VIII LP	—	—	20
GCG INVESTORS IV LP	—	—	100
GENERAL ATLANTIC INV PTNS 2019	—	43	—
GENSTAR CAPITAL PARTNERS IX	—	—	9
HARVEST PARTNERS VII LP	—	342	—
KAYNE SENIOR CREDIT FUND III	—	199	20
KAYNE SENIOR CREDIT FUND IV	—	183	—
KINDERHOOK CAPITAL FUND V-B	—	282	—
KKR GLOBAL INFRASTRUCR INVEST III	—	—	21
MACHINE ZONE COMMON STOCK	—	1,022	205
MACHINE ZONE SERIES D	—	1,692	322
MARANON SR CREDIT STRATEGIES FND V	—	250	77
OAKTREE REDF II FUND	—	235	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Year ended December 31
Description	2021	2020	2019
	(In Thousands)
PEAK ROCK CAP CREDIT FUND II	—	—	15
POMONA VOYA HOLDINGS II LP	—	—	148
QUAD-C PARTNERS IX	—	1	—
QUANTUM ENERGY PARTNERS VII	—	433	—
SILVER OAK SVS PARTNERS III LP	—	484	254
SHELTER GROWTH OPPOR FUND LTD	—	846	—
SOLOUS LLC	—	2,090	—
TAILWIND CAPITAL PARTNERS III LP	—	—	33
THOMA BRAVO FUND XIII	—	—	9
VISIUM BALANCED FUND	—	—	29
VISTA EQUITY PARTNERS FUND VII LP	—	—	27
Total	$—	$11,136	$3,275

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Income:
Equity securities	$10,077	$5,895	$4,688
Bonds	378,107	615,438	633,372
Mortgage loans	62,156	87,124	101,997
Derivatives	(151)	1,234	6,762
Contract loans	9,796	25,284	25,123
Real estate	7,985	7,044	7,032
Other invested assets	85,507	97,717	53,205
Other	11,731	1,315	5,222
Total investment income	565,208	841,051	837,400
Investment expenses	(41,585)	(47,082)	(50,962)
Net investment income	$523,623	$793,969	$786,438

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sod or repledged. As of December 31, 2021 and 2020, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $28.1 and $21.2, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $189.3 and $41.4 at December 31, 2021 and 2020, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2021 and 2020 are shown below:

	2021	2020
	(In Thousands)
Open	$167,928	$21,594
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$167,928	$21,594

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2021 and 2020 are shown below:

	2021		2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	70,263	70,263	15,432	15,432
31 to 60 days	27,486	27,486	6,162	6,162
61 to 90 days	16,973	16,973	—	—
91 to 120 days	13,232	13,230	—	—
121 to 180 days	17,173	17,171	—	—
181 to 365 days	22,800	22,785	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$167,927	$167,908	$21,594	$21,594

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2021 and 2020.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $4.6 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2021			2020
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	21,400	—	21,400	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$31,400	$—	$31,400	$10,000	$—	$10,000
All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2021
General account	$756,572	$691,004	$535,000	$769,965	$701,022	$500,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$756,572	$691,004	$535,000	$769,965	$701,022	$500,000

As of December 31, 2020
General account	$389,481	$335,250	$—	$389,481	$335,250	$—
Separate account	$—	$—	$—	$—	$—	$—
Total	$389,481	$335,250	$—	$389,481	$335,250	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount borrowed from FHLB resulted in the following at the end of December 31, 2021:

	Total	General Account	Separate Account	Funding Agreements Reserves Established
(In Thousands)
As of December 31, 2021
(a) Debt	$—	$—	$—
(b) Funding Agreements	535,000	535,000	—	498,786
(c) Other	—	—	—
(d) Aggregate Total (a+b+c)	$535,000	$535,000	$—	498,786

As of December 31, 2020
(a) Debt	$—	$—	$—	XXX
(b) Funding Agreements	—	—	—	—
(c) Other	—	—	—	XXX
(d) Aggregate Total (a+b+c)	$—	$—	$—	$—

Maximum Amount During 2021
1. Debt	$—	$—	$—
2. Funding Agreements	545,000	545,000	—
3. Other	—	—	—
4. Aggregate Total (Lines 1+2+3)	$545,000	$545,000	$—

The Company has no prepayment obligations for debt, funding agreements, or other as of December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2021:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$176,309	$—	$—	$—	176,309	$36,582	139,727	$—	$176,309	1.1%	1.2%
FHLB capital stock	31,400	—	—	—	31,400	10,000	21,400	—	31,400	0.2%	0.2%
On deposit with states	25,655	—	—	—	25,655	30,147	(4,492)	—	25,655	0.2%	0.2%
Pledged collateral to FHLB (including assets backing funding agreements)	691,004	—	—	—	691,004	335,250	355,754	—	691,004	4.5%	4.6%
Derivative Pledged Collateral	47,176	—	—	—	47,176	45,673	1,503	—	47,176	0.3%	0.3%
Total restricted assets	$971,544	$—	$—	$—	$971,544	$457,652	$513,892	$—	$971,544	6.3%	6.5%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$36,582	$—	$—	$—	$36,582	$335,096	$(298,514)	$—	$36,582	0.2%	0.2
FHLB capital stock	10,000	—	—	—	10,000	10,000	—	—	10,000	0.1%	0.1
On deposit with states	30,147	—	—	—	30,147	27,050	3,097	—	30,147	0.2%	0.2
Pledged collateral to FHLB (including assets backing funding agreements)	335,250	—	—	—	335,250	111,388	223,862	—	335,250	1.7%	1.7
Derivative Pledged Collateral	45,673	—	—	—	45,673	45,323	350	—	45,673	0.2%	0.2
Total restricted assets	$457,652	$—	$—	$—	$457,652	$528,857	$(71,205)	$—	$457,652	2.4%	2.4

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2021:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$83,202	$83,202	0.66%	0.68%
Reinvested collateral assets owned	167,928	167,907	1.33	1.36
Total collateral Assets	$251,130	$251,109	1.99%	2.04%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$251,130	2.38%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$13,920	$13,920	0.08%	0.08%
Reinvested collateral assets owned	21,594	21,594	0.13%	0.13%
Total collateral assets	$35,514	$35,514	0.21%	0.21%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$35,514	0.23%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021, the Company held seven troubled debt restructuring commercial loans with a carrying value of $13.7. As of December 31, 2020, the Company held seven troubled debt restructuring commercial loans with a carrying value of $18.2.

For the years ended December 31, 2021 and 2020, the Company’s total recorded investment in restructured debts was $13.7 and $18.2, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $11.2 during 2021, 2020, and 2019, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

    Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2021	As of December 31, 2020
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$1,566	$717
	Pledged- Cleared Contracts	67,939	104,053

Securities
	Delivered	47,176	45,673

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2021 and 2020, the total amount would be $13.0 and $3.0, respectively.

The table below summarizes the Company’s derivative contracts at December 31, 2021 and 2020:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2021
Derivative contracts:
Credit contracts	$23,255	$(317)	$(34)
Equity contracts	41,512	794	794
Foreign exchange contracts	111,423	(3,064)	500
Interest rate contracts	4,205,992	(49,080)	(67,613)
Total derivatives	$4,382,182	$(51,667)	$(66,353)

December 31, 2020
Derivative contracts:
Credit contracts	$33,165	$(524)	$(311)
Equity contracts	43,062	847	847
Foreign exchange contracts	144,852	(8,856)	(6,354)
Interest rate contracts	6,174,160	(64,773)	(103,907)
Total derivatives	$6,395,239	$(73,306)	$(109,725)

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $404.2 and $618.1 and an aggregate fair value of $455.5 and $689.2 at December 31, 2021 and 2020, respectively. Those holdings amounted to 5.0% and 5.0% of the Company’s investments in bonds at December 31, 2021 and 2020, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $64.7 and $135.5 with an aggregate fair value of $70.9 and $146.8 at December 31, 2021 and 2020, respectively. The carrying value of these holdings amounted to 0.8% and 1.1% of the Company’s investment in bonds at December 31, 2021 and 2020, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2021		2020
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$154,794	12.2%	$225,125	11.6%
50% - 60%	316,959	25.0%	501,931	25.8%
60% - 70%	696,312	54.9%	1,109,214	57.0%
70% - 80%	96,769	7.6%	110,149	5.7%
80% - 90%	3,274	0.3%	—	—%
Total	$1,268,108	100.0%	$1,946,419	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$944,801	74.6%	$1,550,275	79.6%
1.25x to 1.5x	117,274	9.2%	208,167	10.7%
1.0x to 1.25x	126,101	9.9%	123,824	6.4%
Less than 1.0x	79,932	6.3%	64,153	3.3%
Total	$1,268,108	100.0%	$1,946,419	100.0%

*Commercial mortgage loans secured by land or construction loans
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2021		As of December 31, 2020
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$316,528	25.0%	$518,117	26.6%
Hotel/Motel	31,776	2.5%	50,670	2.6%
Industrial	291,010	22.9%	389,232	20.0%
Mixed Use	14,251	1.1%	16,590	0.9%
Office	211,531	16.7%	291,334	15.0%
Other	66,732	5.3%	115,747	5.9%
Retail	336,280	26.5%	564,729	29.0%
Total	$1,268,108	100.0%	$1,946,419	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2021		As of December 31, 2020
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$333,828	26.4%	$603,165	31.0%
South Atlantic	256,029	20.2%	424,137	21.8%
West South Central	112,873	8.9%	165,030	8.5%
East North Central	99,352	7.8%	157,118	8.1%
Middle Atlantic	259,107	20.4%	289,486	14.9%
Mountain	111,465	8.8%	188,296	9.7%
West North Central	53,621	4.2%	59,847	3.1%
New England	21,844	1.7%	28,420	1.5%
East South Central	19,989	1.6%	30,920	1.6%
Total	$1,268,108	100.0%	$1,946,419	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2021	2020
	(In Thousands)
2021	$115,009	$—
2020	65,602	78,004
2019	106,978	188,123
2018	23,183	128,230
2017	109,267	182,582
2016	127,234	239,095
2015 and prior	720,835	1,130,386
Total	$1,268,108	$1,946,419

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2021 and 2020, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2021	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$30,978	$14,795	$—	$45,773	0.8%
At book value less current surrender charge of 5% or more	66,728	—	—	66,728	1.1
At fair value	—	—	1,181,129	1,181,129	19.5
Total with market value adjustment or at fair value	97,706	14,795	1,181,129	1,293,630	21.3
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	4,543,653	—	—	4,543,653	75.0
Not subject to discretionary withdrawal	224,868	—	7	224,875	3.7
Total gross individual annuities reserves	4,866,227	14,795	1,181,136	6,062,158	100.0%
Less reinsurance ceded	552,540	—	—	552,540
Total net individual annuities reserves	$4,313,687	$14,795	$1,181,136	$5,509,618
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$10,604	$—	$—	$10,604

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	390	—	—	390	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	390	—	—	390	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	2,072,824	—	—	2,072,824	96.2
Not subject to discretionary withdrawal	80,582	—	—	80,582	3.7
Total gross group annuities reserves	2,153,796	—	—	2,153,796	100.0%
Less reinsurance ceded	36,129	—	—	36,129
Total net group annuities reserves	$2,117,667	$—	$—	$2,117,667

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$176	$—	$—	$176

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	514,697	—	—	514,697	41.9
Not subject to discretionary withdrawal	712,464	—	—	712,464	58.1
Total gross deposit type contracts reserves	1,227,161	—	—	1,227,161	100.0%
Less reinsurance ceded	80,068	—	—	80,068
Total net deposit type contracts reserves	$1,147,093	$—	$—	$1,147,093
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$36,251	$16,230	$—	$52,481	0.9%
At book value less current surrender charge of 5% or more	57,698	—	—	$57,698	0.9
At fair value	—	—	1,101,453	$1,101,453	17.9
Total with market value adjustment or at fair value	93,949	16,230	1,101,453	1,211,632	19.7%
At book value without adjustment (minimal or no charge or adjustment)	4,756,372	—	—	4,756,372	77.2
Not subject to discretionary withdrawal	193,878	—	82	193,960	3.1
Total gross individual annuities reserves	5,044,199	16,230	1,101,535	6,161,964	100.0%
Less reinsurance ceded	575,732	—	—	575,732
Total net individual annuities reserves	$4,468,467	$16,230	$1,101,535	$5,586,232
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$22,633	$—	$—	$22,633

Group Annuities:
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$1,116	$—	$—	$1,116	—
Total with market value adjustment or at fair value	1,116	—	—	1,116	—%
At book value without adjustment (minimal or no charge or adjustment)	2,133,279	—	—	2,133,279	93.9
Not subject to discretionary withdrawal	138,013	—	—	138,013	6.1
Total gross group annuities reserves	2,272,408	—	—	2,272,408	100.0%
Less reinsurance ceded	35,974	—	—	35,974
Total net group annuities reserves	$2,236,434	$—	$—	$2,236,434
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$502	$—	$—	$502

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	$575,366	$—	$—	$575,366	71.9%
Not subject to discretionary withdrawal	225,003	—	—	225,003	28.1
Total gross deposit-type contract reserves	800,369	—	—	800,369	100.0%
Less reinsurance ceded	6,048	—	—	6,048
Total net deposit-type contract reserves	$794,321	$—	$—	$794,321
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2021 and 2020, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2021
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$153,206	$689,724
Universal Life	1,075,087	1,033,788	1,243,859
Universal Life with Secondary Guarantees	1,171,793	1,156,827	2,325,218
Other Permanent Cash Value Life Insurance	243,241	1,062,279	1,232,528
Variable Life	2,286	2,286	2,286
Variable Universal Life	154,642	154,454	145,970
Miscellaneous Reserves	—	—	55,927
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,866,434
Accidental Death Benefits	XXX	XXX	895
Disability- Active Lives	XXX	XXX	28,573
Disability- Disabled Lives	XXX	XXX	275,633
Miscellaneous Reserves	XXX	XXX	617,795
Total gross life insurance reserves	2,647,049	3,562,840	14,484,842
Less reinsurance ceded	2,499,472	3,343,614	13,861,222
Total net general account life insurance reserves	$147,577	$219,226	$623,620

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	36,492	36,492	36,492
Variable Universal Life	1,611,584	1,609,496	1,609,496
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	4,312
Total gross life insurance reserves	1,648,076	1,645,988	1,650,300
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,648,076	$1,645,988	$1,650,300

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$96,731	$632,163
Universal Life	1,060,936	1,079,364	1,474,447
Universal Life with Secondary Guarantees	1,249,358	1,226,776	2,397,542
Other Permanent Cash Value life Insurance	303,780	651,248	1,089,082
Variable Life	2,836	2,836	2,721
Variable Universal life	153,251	152,854	143,733
Miscellaneous Reserves	—	—	2,148
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,935,012
Accidental Death Benefits	XXX	XXX	914
Disability- Active Lives	XXX	XXX	30,595
Disability- Disabled Lives	XXX	XXX	286,816
Miscellaneous Reserves	XXX	XXX	622,063
Total gross life insurance reserves	2,770,161	3,209,809	14,617,236
Less reinsurance ceded	505,811	527,872	10,225,736
Total net general account life insurance reserves	$2,264,350	$2,681,937	$4,391,500

Separate Account with Guarantees
Total gross life insurance reserves	—	—	—
Less reinsurance ceded	—	—	—
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Variable Life	31,138	31,138	31,138
Variable Universal life	1,452,056	1,449,165	1,447,374
Total gross life insurance reserves	1,483,194	1,480,303	1,478,512
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,483,194	$1,480,303	$1,478,512

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2021 and 2020 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2021
Ordinary new business	$2,988	$4
Ordinary renewal	(122,638)	(124,667)
Group Life	(76,898)	(80,332)
Totals	$(196,548)	$(204,995)

December 31, 2020
Ordinary new business	$2,121	$57
Ordinary renewal	(30,947)	(31,634)
Group Life	(89,792)	(93,149)
Totals	$(118,618)	$(124,726)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance pension formula where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $3.8, $4.3 and $5.3 for 2021, 2020 and 2019, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $5.4, $7.3 and $6.4 for 2021, 2020 and 2019, respectively.

Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013, 2014 and 2019 Omnibus Employee Incentive Plans (the "Omnibus Plans"). The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. While the Company is not directly liable for the costs, an allocation is made based on the cost center of the participating employees. The costs allocated to the Company under these holding company arrangements for employee participation were $12.0, $16.3 and $14.5 for 2021, 2020 and 2019, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $37.3 and $34.6 for the years ended December 31, 2021 and 2020, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2021	2020	2021	2020
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$26,051	$26,692
Service cost	—	—	—	—
Interest cost	—	—	665	856
Contribution by plan participants	—	—	—	—
Actuarial (gain) loss	—	—	(1,427)	1,258
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(2,599)	(2,754)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$22,690	$26,051

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2021	2020	2021	2020
	(In Thousands)
Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$3,361	$3,936
Service cost	—	—	—	—
Interest cost	—	—	61	97
Contribution by plan participants	—	—	328	223
Actuarial (gain) loss	—	—	(161)	(338)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(729)	(557)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$2,860	$3,361

* SSAP No. 11, Postemployment Benefits and Compensated Absences ( "SSAP No. 11")
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2021	2020	2021	2020
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—
Reporting entity contribution	2,599	2,754	401	334
Plan participants' contributions	—	—	328	223
Benefits paid	(2,599)	(2,754)	(729)	(557)
Business combinations, divestitures and settlements	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2021	2020	2021	2020
	(In Thousands)

Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	17,545	18,322	6,197	7,339
Liability for pension benefits	5,146	7,729	(3,336)	(3,978)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	22,690	26,051	2,861	3,361

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	665	856	1,133	61	97	162
Expected return on plan assets	—	—	—	—	—	—
Transition asset or obligation	—	821	821	—	—	—
Gains and losses	1,157	1,276	834	(276)	(271)	(246)
Prior service cost or credit	—	—	—	(527)	(527)	(542)
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—
Total net periodic benefit cost	$1,822	$2,953	$2,788	$(742)	$(701)	$(626)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(In Thousands)
Items not yet recognized - prior year	$7,730	$8,569	$8,326	$(3,977)	$(4,437)	$(5,453)
Net transition asset or obligation recognized	—	(821)	(821)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	—	527	527	542
Net gain and loss arising during period	(1,427)	1,258	1,898	(161)	(338)	228
Net gain and loss recognized	(1,157)	(1,276)	(834)	276	271	246
Items not yet recognized - current year	$5,146	$7,730	$8,569	$(3,335)	$(3,977)	$(4,437)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
	(In Thousands)
Net transition asset or obligation	$—	$—	$821	$—	$—	$—
Net prior service cost or credit	—	—	—	(895)	(1,421)	(1,948)
Net recognized gains and losses	5,146	7,729	7,748	(2,442)	(2,557)	(2,489)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2021 and 2020 were as follows:

	2021	2020
Weighted average discount rate	3.00%	2.67%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 2.55% and 1.98% as of December 31, 2021 and 2020, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Weighted average discount rate	2.67%	3.36%	4.46%

The weighted-average discount rate used to determine expense of other benefit plans was 1.98%, 2.96% and 4.18% as of January 1, 2021, 2020, and 2019, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.95%, decreasing gradually to 4.50% over five years.

The amount of accumulated benefit obligation for defined benefit pension plans was $22.7 and $26.1 as of December 31, 2021 and 2020, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2022	$2,611
2023	2,510
2024	2,401
2025	2,292
2026	2,170
2027 through 2031	8,994

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2022, and the Company currently intends to make voluntary contributions of $2.6 to the defined benefit pension plan for 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2021
Premium, consideration or deposits for the year	$—	$57,087	$57,087

Reserves for separate accounts with assets at:
Fair value	$14,795	$2,831,436	$2,846,231
Amortized cost	—	—	—
Total reserves	$14,795	$2,831,436	$2,846,231

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$14,795	$—	$14,795
At book value without market value adjustment and with
current surrender charge of 5% or more	—	—	—
At fair value	—	2,831,429	2,831,429
At book value without market value adjustment and with
current surrender charge less than 5%	—	—	—
Subtotal	—	2,831,429	2,846,224
Not subject to discretionary withdrawal	—	7	7
Total separate account aggregate reserves	$—	$2,831,436	$2,846,231

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)

December 31, 2020
Premium, consideration or deposits for the year	$—	$64,208	$64,208

Reserves for separate accounts with assets at:
Fair value	$16,230	$2,585,476	$2,601,706
Total reserves	$16,230	$2,585,476	$2,601,706

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$16,230	$—	$16,230
At fair value	—	2,585,476	2,585,476
Subtotal	$16,230	$2,585,476	$2,601,706
Not subject to discretionary withdrawal	$—	$82	$82
Total separate account aggregate reserves	$16,230	$2,585,558	$2,601,788

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2021 and 2020, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2021
Individual Annuity	$1,185,888	$—
Individual Life	1,646,598	—
MVA	14,800	—
	$2,847,286	$—

December 31, 2020
Individual Annuity	$1,107,081	$—
Individual Life	1,480,238	—
MVA	17,435	—
	$2,604,754	$—

As of December 31, 2021 and 2020 separate account assets for products registered with the SEC totaled $2.8 billion and $2.6 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2021	$14,694
2020	12,302
2019	12,114
2018	12,499
2017	12,107

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2021	$200
2020	452
2019	487
2018	246
2017	307

The Company does not engage in securities lending transactions within the separate account.
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$57,070	$63,552	$73,359
Transfers from separate accounts	(239,206)	(187,246)	(216,327)
Transfers as reported in the Statements of Operations	$(182,136)	$(123,694)	$(142,968)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2021 and 2020 was $2.8 billion and $2.6 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account as of December 31, 2021 and 2020.
9.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Midwestern United Life Insurance Company *	Voya Special Investments, Inc.
Pen-Cal Administrators, Inc.	Voya Financial Advisors, Inc.
Rancho Mountain Properties, Inc.	Voya Financial Holdings I, LLC
ReliaStar Life Insurance Company	Voya Financial Holdings II, LLC
ReliaStar Life Insurance Company of New York	Voya Financial, Inc.
Roaring River, LLC **	Voya Holdings Inc.
Roaring River II, Inc. *	Voya Institutional Trust Company
Roaring River IV, LLC **	Voya Insurance Solutions, Inc.
Security Life Assignment Corp.	Voya International Nominee Holdings, Inc.
Security Life of Denver Insurance Company *	Voya Investment Trust Company
Security Life of Denver International Limited *	Voya Payroll Management, Inc.
SLD America Equities, Inc. *	Voya Retirement Insurance and Annuity Company
SLDI Georgia Holdings, Inc.	Voya Services Company

*Former affiliate included in the 2020 consolidated federal income tax return
** Dissolved on December 27, 2021

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $38.4 at December 31, 2021 and $(5.9) at December 31, 2020, respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Federal tax (benefit) expense on operations	$(652,430)	$42,668	$62,132
Federal tax expense (benefit) on capital gains and losses	285,412	7,718	(3,707)
Total current tax (benefit) expense incurred	$(367,018)	$50,386	$58,425

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2021 and 2020 are as follows:

	12/31/2021			12/31/2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$554,421	$29,037	$583,458	$273,969	$37,020	$310,989	$280,452	$(7,983)	$272,469
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	554,421	29,037	583,458	273,969	37,020	310,989	280,452	(7,983)	272,469
Deferred Tax Assets Nonadmitted	263,302	—	263,302	—	—	—	263,302	—	263,302
Admitted Adjusted Gross DTAs	291,120	29,037	320,156	273,969	37,020	310,989	17,150	(7,983)	9,167
Gross Deferred tax liabilities	58,654	29,037	87,691	71,216	37,020	108,236	(12,562)	(7,983)	(20,545)
Net Admitted Adjusted Gross DTAs	$232,466	$—	$232,465	$202,753	$—	$202,753	$29,712	$—	$29,712

The Company has no unrecognized tax liability as of December 31, 2021 and December 31, 2020,

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2021 and 2020 are as follows:

		12/31/2021			12/31/2020			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	232,466	—	232,466	209,021	—	209,021	23,445	—	23,445
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	410,827	29,037	439,864	238,507	37,020	275,527	172,320	(7,983)	164,337
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	232,466	XXX	XXX	209,021	XXX	XXX	23,445
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	58,654	29,037	87,691	64,948	37,020	101,968	(6,294)	(7,983)	(14,277)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$291,120	$29,037	$320,157	$273,969	$37,020	$310,989	$17,151	$(7,983)	$9,168

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2021	2020
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,046.02%	886.65%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,758,524	$1,591,746

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2021		12/31/2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$554,421	$29,037	$273,969	$37,020	$280,452	$(7,983)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$291,120	$29,037	$273,969	$37,020	$17,151	$(7,983)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	69.96%	0.00%	(69.96)%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2021	12/31/2020	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$1,317	$321	$996
Unearned premium reserve	16	26	(10)
Policyholder reserves	87,274	75,379	11,895
Investments	21,731	57,253	(35,522)
Deferred acquisition costs	65,989	106,277	(40,288)
Policyholder dividends accrual	—	3,130	(3,130)
Compensation and benefits accrual	11,248	10,178	1,070
Pension accrual	4,900	5,567	(667)
Receivables - nonadmitted	3,154	6,578	(3,424)
Net operating loss carry-forward	350,694	1,413	349,281
Tax credit carry-forward	3,909	4,597	(688)
Other (including items <5% of total ordinary tax assets)	4,189	3,248	941
Subtotal	554,421	273,967	280,454
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	263,302	—	263,302
Admitted ordinary deferred tax assets	$291,120	$273,967	$17,152
Capital:
Investments	$29,037	$37,020	$(7,983)
Subtotal	29,037	37,020	(7,983)
Admitted capital deferred tax assets	$29,037	$37,020	$(7,983)
Admitted deferred tax assets	$320,157	$310,987	$9,169

Deferred Tax Liabilities
Ordinary:
Investments	$7,357	$32,187	$(24,830)
Fixed assets	892	1,144	(252)
Deferred and uncollected premiums	—	12,569	(12,569)
Pension Accrual	703	181	522
Policyholder reserves	33,198	8,657	24,541
Other (including items <5% of total ordinary tax liabilities)	962	219	743
Subtotal	$43,112	$54,957	$(11,845)
Capital:
Investments	$44,578	$53,280	$(8,702)
Subtotal	$44,578	$53,280	$(8,702)
Total deferred tax liabilities	$87,691	$108,237	$(20,547)

Net deferred tax assets/liabilities	$232,466	$202,750	$29,716

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2021 and 2020, the Company had no valuation allowances.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2021		2020		2019
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$(1,942,828)		$291,705		$104,706
Capital gains (losses)		365,075		(35,915)		(10,815)
Total pretax income (loss)		(1,577,753)		255,790		93,891
Expected tax expense (benefit) at 21% statutory rate		(331,328)	21.0%	53,716	21.0%	19,717	21.0%
Increase (decrease) in actual tax reported resulting from:

a.	Dividends received deduction	(3,014)	0.2%	(1,640)	(0.6)%	(1,677)	(1.7)%
b.	Interest maintenance reserve	(25,091)	1.5%	7,313	2.8%	514	0.5%
c.	Reinsurance	309,966	(19.6)%	(17,604)	(6.9)%	39,920	42.5%
d.	Tax credits	(127)	—%	—	—%	—	—%
e.	Liquidation of subsidiary	(15,121)	1.0%	—	—%	—	—%
f.	Other	1,011	(0.1)%	(118)	—%	(189)	(0.2)%
Total income tax reported		$(63,704)	4.0%	$41,667	16.3%	$58,285	62.1%

Current income taxes incurred		$(367,019)	23.2%	50,387	19.7%	58,425	62.2%
Change in deferred income tax*		303,315	(19.2)%	(8,720)	(3.4)%	(140)	(0.1)%
Total income tax reported		$(63,704)	4.0%	$41,667	16.3%	$58,285	62.1%
*    Excluding tax on unrealized gains (losses) and other surplus items.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021, the Company's tax credit carryforwards, including origination and expiration date, and the Company's net operating loss carryforwards, including origination date, are as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Total Foreign Tax Credit			$—

Net Operating Loss	2018	—	$1,649,670
Net Operating Loss	2019	—	$20,303
Total Net Operating Loss			$1,669,973

There are no amounts of federal income tax incurred in prior years that will be available for recoupment in the event of future net losses from 2021, 2020, and 2019.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2021 and 2020.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2021 and 2020 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2021
Total State Tax Credits		$—	$—

December 31, 2020
Fixed credit at time of purchase	AL	$118	$—
Total State Tax Credits		$118	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2021 or 2020.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

The Company had $0.0, $0.0 and $0.0 of tax contingencies as of December 31, 2021, 2020 and 2019, respectively.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2021, 2020 and 2019.

For the tax years 2019 through 2021, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2019 and 2020 tax years, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for those tax years.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Investment in and Advances to Subsidiaries
The Company has one wholly owned insurance subsidiary at December 31, 2021: RNY. The Company had two wholly owned insurance subsidiaries at December 31 2020: RNY and RR. In 2021, the company also has a minority ownership of Voya Special Investments, Inc. ("VSI"), a non-insurance subsidiary, which was acquired on March 1, 2021.

On 6/4/2021, the NAIC completed its review of the SUB-1 filing for the acquisition of VSI. The valuation at the time of the filing was $79.8. While no resubmission is required, a SUB-2 filing ahead of the 8/31/22 deadline is necessary.

Amounts invested in SCA investments within the scope of SSAP 97 (except paragraph 8.b.i entities) are summarized as follows:

	December 31
	2021		2020
	Admitted Amount	Nonadmitted Amount	Admitted Amount	Nonadmitted Amount
	(In Thousands)
SCA Entity
Voya Special Investments, Inc.	$93,378	$—	$—	$—
Total amounts invested in SCA entities	$93,378	$—	$—	$—

The Company received no cash dividends from RNY during years ended December 31, 2021, 2020 and 2019.
On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009.

The Company's share of losses in RR exceeds its investment in the entity for the year ended December 31, 2020. RR was dissolved on December 27, 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Year	Reporting Entity's Share of Net Income (Loss)	Accumulated Share of Net Income (Losses)	Reporting Entity's Share of Equity, Including Negative Equity	Guaranteed Obligation/Commitment for Financial Support (Yes/No)	Reported Value
	(In Thousands)
2021	$463	$85	$—	No	$—
2020	$(29,308)	$(377,747)	$(362,497)	No	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

Effective January 1, 2019, the Company recaptured a block of 2013 Individual Term Life business previously ceded to FNL Insurance Company, Ltd. Concurrent with the recapture, the Company ceded the business to SLDI, a affiliate. The approximate effects of the transaction on the Company’s 2019 financial statements was a decrease in net income of $129.4 and an increase in surplus of $10.8; the result of $140.2 of a deferred gain. As a result of the transaction in Note 1, SLDI is no longer an affiliate.

Effective October 1, 2019, the Company ceded certain life business to New Re, a Swiss reinsurer being part of the Munich Re Group and a certified reinsurer in the state of Minnesota. The Company ceded $248.5 in premiums to New Re; the approximate effects of the transaction on the Company’s 2019 financial statements was an increase in pre-tax income of $29.3 and an increase in surplus of $127.4; the result of a deferred gain. This treaty, as well as a significant amount of previously reinsured business, was recaptured in 2021 and ceded to Resolution Life US as part of the Individual Life Transaction referenced in Note 1.

Assumed premiums amounted to $84.7, $94.7 and $88.5 for 2021, 2020 and 2019, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2021	2020	2019
	(In Thousands)
Premiums for the year ended	$8,212,822	$2,086,674	$2,502,311
Benefits paid or provided for the year ended	3,019,962	1,892,597	2,228,698
Policy and contract liabilities at year end	15,257,039	11,518,475	11,890,454

The amount of reinsurance credits taken for new agreements executed since January 1, 2021 which include policies or contracts that were in force or which had existing reserves established by the Company were $9.5 billion.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company estimates that an aggregate reduction in surplus of $6.8 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2021. The amount estimated as of December 31, 2020 and 2019 was $7.8 billion and $8.0 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

Effective March 25, 2021, Voya Holdings Inc. ("VHI") contributed Voya Financial Holding II, LLC ("VFHII") to the Company. On March 31, 2021, VFHII paid a return of capital of $20.0 to the Company. Subsequently, VFHII was liquidated.

The Company's surplus notes as of December 31, 2021:

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year*	Unapproved Interest And/Or Principal
12/1/2001	1.17%	$100,000	Y	$100,000	$—	$—
XXX	XXX	$100,000	XXX	$100,000	$—	$—

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$1,351	$67,734	—%	$100,000	$100,000	9/15/2021
$1,351	$67,734	XXX	$100,000	$100,000	XXX

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
N	N	N	N
XXX	XXX	XXX	XXX	XXX

Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
$—	$—	N
$—	$—	XXX

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A surplus note with a carrying value and par value of $100.0 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). The principal was paid in 2021. For the years ended December 31, 2021, 2020 and 2019, interest paid totaled $1.4, $2.3 and $3.1, respectively. There is no accrued interest for the years ended December 31, 2021 and 2020. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.0, $0.5, and $0.9 as of December 31, 2021, 2020 and 2019, respectively.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner. .

Capital Contributions and Extraordinary Dividends

On April 4, 2019, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $360.0 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on April 30, 2019, after receipt of such approval.

On May 20, 2021, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $358 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on June 29, 2021, after receipt of such approval.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

    The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2021.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.0% and 8.4% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).
Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Assets held in separate accounts: Assets held in separate accounts, are reported at the quoted fair values of the underlying investments in the separate account. The underlying investments include mutual funds, short-term investments and cash, the valuation of which are based upon quoted market prices.

    The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of amortized cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard & Poor's ("S&P") 500 Index prices, Secured Overnight Financing Rate ("SOFR"), and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on most quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, SOFR, and OIS, which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. Futures and TBA forwards are valued based on quoted prices and listed as level 1. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 2.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$8,979,296	$8,169,293	$207,680	$8,385,959	$385,657
Preferred stock	124,218	123,046	5,265	5,739	113,213
Common stock	37,316	37,316	3,306	31,400	2,611
Mortgage loans	1,354,511	1,268,108	—	—	1,354,511
Contract loans	201,307	201,307	—	201,307	—
Other invested assets	230,854	196,608	—	59,797	171,057
Cash equivalents and short-term investments	149,432	149,433	149,282	50	100
Derivatives
Equity contracts	3,019	3,019	—	3,019	—
Foreign exchange contracts	1,794	923	—	1,794	—
Interest rate contracts	13,144	12,850	—	13,144	—
Separate account assets	2,847,286	2,847,286	2,841,371	5,179	736
Total Assets	$13,942,177	$13,009,190	$3,206,904	$8,707,388	$2,027,885

Liabilities:
Supplementary contracts and immediate annuities	$104,864	$92,989	$—	$—	$104,864
Deposit type contracts	1,096,740	1,054,105	—	1,096,740	—
Derivatives
Credit contracts	34	317	—	34	—
Equity contracts	2,225	2,225	—	2,225	—
Foreign exchange contracts	1,294	3,987	—	1,294	—
Interest rate contracts	80,757	61,930	128	80,629	—
Total Liabilities	$1,285,914	$1,215,552	$128	$1,180,922	$104,864

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)
The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$14,526,452	$12,281,330	$529,046	$13,246,810	$750,596
Preferred stock	94,193	73,875	6,942	5,916	81,335
Common stock	20,880	20,880	41	10,000	10,840
Mortgage loans	2,099,753	1,946,419	—	—	2,099,753
Contract loans	484,588	484,588	—	484,588	—
Other invested assets	288,053	206,127	—	288,053	—
Cash equivalents and short-term investments	32,562	32,323	28,116	4,447	—
Derivatives
Equity contracts	4,673	4,673	—	4,673	—
Foreign exchange contracts	734	286	—	734	—
Interest rate contracts	12,700	12,315	624	12,076	—
Separate account assets	2,604,754	2,604,754	2,594,055	9,945	754
Total Assets	$20,169,342	$17,667,570	$3,158,824	$14,067,242	$2,943,278

Liabilities:
Supplementary contracts and immediate annuities	$73,883	$103,665	$—	$—	$73,883
Deposit type contracts	680,076	680,076	—	680,076	—
Derivatives
Credit contracts	311	524	—	311	—
Equity contracts	3,826	3,826	—	3,826	—
Foreign exchange contracts	7,088	9,142	—	7,088	—
Interest rate contracts	116,607	77,088	35	116,573	—
Total Liabilities	$881,792	$874,321	$35	$807,874	$73,883

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	$—	$9	$—	$9
Preferred stock	5,265	—	43,054	48,319
Common stock	3,306	31,400	2,611	37,316
Derivatives
Equity contracts	—	3,019	—	3,019
Foreign exchange contracts	—	131	—	131
Interest rate contracts	—	12,850	—	12,850
Separate account assets	2,841,371	5,179	736	2,847,286
Total assets	$2,849,942	$52,588	$46,401	$2,948,930

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$37,523	$37,523
Deposit type contracts	—	555,318	—	555,318
Derivatives
Credit contracts	—	116	—	116
Equity contracts	—	2,225	—	2,225
Foreign exchange contracts	—	134	—	134
Interest rate contracts	103	61,827	—	61,930
Total liabilities	$103	$619,620	$37,523	$657,246

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$41	$10,000	$10,840	$20,881
Derivatives
Equity contracts	—	4,673	—	4,673
Interest rate contracts	624	11,691	—	12,315
Separate account assets	2,594,055	9,945	754	2,604,754
Total assets	$2,594,720	$36,309	$11,594	$2,642,623

Liabilities:
Deposit type contracts	$—	$680,076	$—	$680,076
Supplementary contracts and immediate annuities	—	—	40,817	40,817
Derivatives
Credit contracts	—	318	—	318
Equity contracts	—	3,826	—	3,826
Foreign exchange contracts	—	1,028	—	1,028
Interest rate contracts	—	77,088	—	77,088
Total liabilities	$—	$762,336	$40,817	$803,153

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Preferred Stock	$—	$30,744	$—	$—	$12,310	$—	$—	$—	$—	$43,054
Common Stock	10,840	—	—	(109)	5,305	8,526	—	(19,689)	(2,262)	2,611
Separate accounts	754	—	—	—	58	—	—	—	(75)	736
Total	$11,594	$30,744	$—	$(109)	$17,673	$8,526	$—	$(19,689)	$(2,337)	$46,401

Liabilities
Supplementary contracts and immediate annuities	$40,817	$—	$—	$—	$—	$—	$—	$—	$(3,295)	$37,523
Total	$40,817	$—	$—	$—	$—	$—	$—	$—	$(3,295)	$37,523

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Transfers into or out of Level 3 during the year end December 31, 2021 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Common Stock	$11,057	$—	$—	$(3,182)	$1,155	$2,949	$—	$—	$(1,140)	$10,839
Separate accounts	980	—	—	—	(151)	—	—	—	(75)	754
Total	$12,037	$—	$—	$(3,182)	$1,004	$2,949	$—	$—	$(1,215)	$11,593
Liabilities
Supplementary contracts and immediate annuities	$40,599	$—	$—	$—	$—	$—	$—	$—	$218	$40,817
Total	$40,599	$—	$—	$—	$—	$—	$—	$—	$218	$40,817

There were no transfers into or out of Level 3 during the year ended December 31, 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2021, 2020 and 2019, rent expense totaled $0.8, $1.7 and $1.9, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. The Company’s litigation includes Henkel of America v. ReliaStar Life Insurance Company, et al. (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018). Plaintiff alleges that the Company breached the terms of a stop loss policy it issued to Plaintiff by refusing to reimburse Plaintiff for more than $47.0 in claims incurred by participants in prior years and submitted for coverage under the stop loss policy. Plaintiff alleges a breach of contract claim or, in the alternative, that the stop loss policy be declared to cover the submitted claims, and also asserts that the Company engaged in unfair trade practices and unfair insurance practices in violation of state statutes, and did so willfully and intentionally to warrant an award of punitive damages under state law. On July 8, 2021, the district court denied defendant Express Scripts’ motion for summary judgment. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position. Cost of insurance litigation for the Company includes Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863) (filed October 5, 2018), a putative class action in which Plaintiff alleges that the Company’s universal life insurance policies only permitted the Company to rely upon the policyholders’ expected future mortality experience to establish the cost of insurance, and that as projected mortality experience improved, the policy language required the Company to decrease the cost of insurance. Plaintiff alleges that the Company did not decrease the cost of insurance as required, thereby breaching its contract with the policyholders, and seeks class certification.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company denies the allegations in the complaint, believes the complaint to be without merit, and will defend the lawsuit vigorously

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $17.4 and $28.3 at December 31, 2021 and 2020, respectively. The Company is also committed to provide additional capital contributions of $273.3 and $327.0 at December 31, 2021 and 2020, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

15.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received minimal interest income for the year ended December 31, 2021, and $0.1 and $0.3 for the years ended December 31, 2020, and 2019, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2021, 2020, and 2019.

As of December 31, 2021 and 2020, the Company had $0.0 and $0.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2021, 2020 and 2019, expenses were incurred in the amounts of $22.0, $30.6, and $30.4, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2021, 2020 and 2019, expenses were incurred in the amounts of $414.1, $341.3, and $247.6, respectively.

Effective on March 1, 2021, the Company acquired 49.9% of the issued and outstanding common stock of VSI from Voya Financial, Inc for $79.8.

On March 30, 2021 the Company received a return of capital of $52 cash and $51.6 in the form of investments from RR.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2021	2020
	(In Thousands)
Balance at January 1	$436,398	$434,279
Less reinsurance recoverables	63,809	362,541
Net balance at January 1	372,589	71,738

Incurred related to:
Current year	105,088	342,964
Prior years	229,970	239,767
Total incurred	335,058	582,731

Paid related to:
Current year	211,310	191,477
Prior years	93,633	90,404
Total paid	304,943	281,881

Net balance at December 31	402,705	372,589
Plus reinsurance recoverables	66,443	63,809
Balance at December 31	$469,148	$436,398

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.
As a result of a modified coinsurance reinsurance agreement, the entire claim liability is held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred and paid claims are presented net of reinsurance.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

As of December 31, 2020, a $7.5 decrease in reserves was driven by two updates to the Supplemental Benefit IBNR calculation: 1) Pegged loss ratios were updated to reflect recent trends and 2) The grading period from the pegged loss ratio to the full claims experience was updated to reflect the speed at which claims develop.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $16.2, $16.0, and $13.9 for December 31, 2021, 2020, and 2019, respectively. This represented $3.1%, 3.1%, and 7.9% of the total group life premiums written, net of reinsurance, for December 31, 2021, 2020 and 2019, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $109.9, $79.1, and $1.7 for December 31, 2021, 2020 and 2019, respectively. This represented 6.3%, 5.1%, and 0.6% of net group health premiums written at December 31, 2021, 2020 and 2019, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

19.    Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2021
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$168,507
Total					$168,507

2020
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$161,212
Total					$161,212

2019
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$145,534
Total					$145,534

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.    Subsequent Events
The Company is not aware of any events occurring subsequent to December 31, 2021 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2021 through March 28, 2022, the date the financial statements were available to be issued.

PART C
OTHER INFORMATION

Item 27. Exhibits

(a)	(1)
Resolution of the Board of Directors of ReliaStar Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”). Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-120636), as filed on November 19, 2004.

	(2)
Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account One (“Registrant”). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(b)		Not applicable
(c)	(1)
Distribution and Administrative Services Agreement between ING Financial Advisers, LLC and Depositor. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as filed on February 20, 2004.

	(2)
Amended Broker/Dealer Variable Annuity Compensation Schedule. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 033-90474), as filed on November 5, 1999.

(d)	(1)
Individual Deferred Tax Sheltered Annuity Contract (Transfer Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(2)
Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified Plans. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(3)
Individual Deferred Retirement Annuity Contract (Transfer Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(4)
Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(5)
Flexible Premium Individual Deferred Retirement Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(6)
Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(7)	ERISA Endorsement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1996.
	(8)	TSA Endorsement. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
	(9)
Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997.

	(10)
Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997.

	(11)	Roth IRA Endorsement. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(12)	Fixed Account C Endorsement. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as filed on December 23, 1998.

	(13)	Waiver Endorsement. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999.
(14)
Internal Revenue Code Section 457 Endorsement (13086 8-99). Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.

	(15)	ReliaStar Endorsement (merger). Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
	(16)	Endorsement 149468-09 to Form No. 13000 2-95. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 28, 2009.
	(17)	Endorsement 149854-08 to Form No. 13000 2-95. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 28, 2009.
(18)
Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) Form No. 13000 2-95 and 13004 2-95. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 12, 2012.

	(19)	Endorsement 212397-20 SECURE-Defined Contribution. Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-6, File No. 333-100209, as filed on April 20, 2021.
(e)
Contract Application Form (Transfer Series and Flex Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(f)	(1)	Amended Articles of Incorporation of Depositor. Incorporated by reference to Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.
	(2)	Amended Bylaws of Depositor. Incorporated by reference to Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.
(g)		Not applicable
(h)	(1)
Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(2)
Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(3)
Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(4)
Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V. Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(5)
Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(6)
Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(7)
Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8)
Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2019.

(9)
Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(10)
Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2019.

(11)
Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(12)
Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(13)
Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(14)
Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(15)
Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(16)
Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(17)
Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(18)
Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(19)
Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(20)
Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(21)
Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(22)
Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(23)
Fund Participation, Administrative and Shareholder Services Agreement, made and entered into as of July 25, 2016, and effective on the December 31, 2015, by and between ReliaStar Life Insurance Company, Voya Financial Partners, LLC, Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-6, File No. 333-100207, as filed on April 13, 2017.

(24)
Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLC and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement • Incorporated by reference to Post-Effective Amendment No. 73 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 5, 2021.

(25)
Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(26)
Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(27)
Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(28)
Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(j)	(1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.

(2)
Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-100209), as filed on April 15, 2014.

(3)
Amendment No. 2 made and entered into as of September 30, 2014 to the Intercompany Agreement dated as of December 22, 2010 by and among Voya Investment Management LLC (formerly ING Investment Management LLC) and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-100207), as filed on December 11, 2014.

(4)
Amendment No. 3 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 22, 2016.

(5)
Amendment No. 4 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 13, 2017.

(6)
Amendment No. 5 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 12, 2018.

(7)
Amendment No. 6 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 333-100207, as filed on April 12, 2018.

(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)	(1)	Not applicable
99.16		Powers of Attorney

Item 28.	Directors and Officers of the Depositor* [Information to be updated by Post-Effective Amendment.]

Name and Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director and President
Michael S. Smith, 230 Park Avenue, New York, NY 10169	Director, Chairman and Executive Vice President
Robert L. Grubka, 20 Washington Avenue South, Minneapolis, MN 55401	Director and Senior Vice President
Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Mona M. Zielke, One Orange Way, Windsor, CT 06095-4774	Director and Vice President
C. Landon Cobb, Jr., 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President

Carlo Bertucci, One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
Rachel M. Reid, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Assistant Secretary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President

Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Monalisa Chowdry, 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President
Regina A Gordon, One Orange Way, Windsor, CT 06095-4774
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary
John Thistle, One Orange Way, Windsor, CT 06095-4774	Vice President
Melissa A. O’Donnell, 20 Washington Avenue South Minneapolis, Minnesota 55401	Secretary

*These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2022

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

03/31/22	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Benefit Strategies, LLC Non-Insurer (New Hampshire) 26-0003294

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*a) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

03/31/22	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*b) Non-Insurer (Delaware) 84-3548142

Oconee Real Estate Holdings LLC (*c) Non-Insurer (Delaware ) 85-1578755

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

03/31/22	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, LLC Non-Insurer (Connecticut) 06-1465377

Voya Custom Investments LLC Non-Insurer (Delaware) 02-0488491

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

03/31/22	Voya Special Investments, Inc. (*d) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

*a	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*b
RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*c
Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company, owned 8.6% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*d	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*e	VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2022

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

03/31/22	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Benefit Strategies, LLC Non-Insurer (New Hampshire) 26-0003294

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*a) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

03/31/22	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*b) Non-Insurer (Delaware) 84-3548142

Oconee Real Estate Holdings LLC (*c) Non-Insurer (Delaware ) 85-1578755

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

03/31/22	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, LLC Non-Insurer (Connecticut) 06-1465377

Voya Custom Investments LLC Non-Insurer (Delaware) 02-0488491

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

03/31/22	Voya Special Investments, Inc. (*d) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

*a	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*b
RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*c
Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company, owned 8.6% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*d	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*e	VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 30. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016, provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter ]

(a)
In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Bridget J. A. Witzeman, One Orange Way, Windsor, CT 06095-4774	Managing Director
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and chief Risk Officer
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President

George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Richards, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd, Brentwood, TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Tina M. Schultz, Work at Home, Minnesota	Assistant Secretary
Judson Bryant, Work at Home, Georgia	Tax Officer
Cindy S. Craytor, Work at Home, Georgia	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$2,724,302.57

*  Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of Voya Retirement Insurance and Annuity Company during 2021.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

ReliaStar Life Insurance Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 26th day of April 2022.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY (Registrant)
By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Robert L. Grubka*	Director and President
Robert L. Grubka	(principal executive officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	April 26, 2022
Heather H. Lavallee

Francis G. O’Neill*	Director
Francis G. O’Neill

Mona M.Zielke	Director
Mona M. Zielke

Charles P. Nelson*	Director
Charles P. Nelson

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

99.16	Powers of Attorney